SEC. File Nos. 033-12967

811-05085

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 44

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 46

CAPITAL INCOME BUILDER

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

Michael W. Stockton, Secretary

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O'Melveny & Myers LLP

400 South Hope Street

Los Angeles, California 90071-2899

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on November 1, 2015, pursuant to paragraph (b) of Rule 485.

Capital Income Builder® Prospectus November 1, 2015

Class A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
CAIBX	CIBBX	CIBCX	CIBFX	CAIFX	CIRAX	CIRBX	CIRCX	CIREX

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
CIRFX	RIRAX	RIRBX	RCEEX	RIRCX	RIREX	RIRHX	RIRFX	RIRGX

Table of contents
Investment objectives	1
Fees and expenses of the fund	1
Principal investment strategies	2
Principal risks	3
Investment results	4
Management	6
Purchase and sale of fund shares	7
Tax information	7
Payments to broker-dealers and other financial intermediaries	7
Investment objectives, strategies and risks	8
Management and organization	11
Shareholder information	14
Purchase, exchange and sale of shares	15
How to sell shares	20
Distributions and taxes	23
Choosing a share class	24
Sales charges	25
Sales charge reductions and waivers	27
Rollovers from retirement plans to IRAs	30
Plans of distribution	30
Other compensation to dealers	31
Fund expenses	32
Financial highlights	33

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objectives

The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 68 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	0.22	0.99	0.99	0.50
Other expenses	0.12	0.12	0.16	0.18	0.16	0.24	0.25	0.24	0.19
Total annual fund operating expenses	0.59	1.35	1.39	0.66	0.39	0.69	1.47	1.46	0.92

	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.00	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.23	0.16	0.42[2]	0.19	0.23[2]	0.16	0.22[2]	0.12	0.06
Total annual fund operating expenses	0.46	1.39	1.39	1.02	0.96	0.64	0.45	0.35	0.29

1 A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

2 Based on estimated amounts for the current fiscal year.

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Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$632	$753	$ 885	$1,270
B	637	828	939	1,415
C	242	440	761	1,669
F-1	67	211	368	822
F-2	40	125	219	493
529-A	641	783	937	1,384
529-B	650	865	1,003	1,546
529-C	249	462	797	1,746
529-E	94	293	509	1,131
529-F-1	47	148	258	579
R-1	142	440	761	1,669
R-2	142	440	761	1,669
R-2E	104	325	563	1,248
R-3	98	306	531	1,178
R-4	65	205	357	798
R-5E	46	144	252	567
R-5	36	113	197	443
R-6	30	93	163	368

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$137	$428	$739	$1,415
C	142	440	761	1,669
529-B	150	465	803	1,546
529-C	149	462	797	1,746

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the fiscal year ended October 31, 2014, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common

Capital Income Builder / Prospectus     2

stocks and bonds. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

3     Capital Income Builder / Prospectus

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Income Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Capital Income Builder / Prospectus     4

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	7/30/1987	0.49%	7.61%	5.61%	9.49%
— After taxes on distributions		–0.69	6.62	4.53	N/A
— After taxes on distributions and sale of fund shares		1.08	5.89	4.36	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	0.81%	7.77%	5.58%	7.82%
C	3/15/2001	4.77	8.02	5.37	6.98
F-1	3/15/2001	6.54	8.85	6.19	7.57
F-2	8/1/2008	6.83	9.11	N/A	6.04
529-A	2/19/2002	0.39	7.52	5.52	7.26
529-B	2/15/2002	0.68	7.64	5.46	7.15
529-C	2/20/2002	4.70	7.95	5.30	6.88
529-E	3/1/2002	6.26	8.52	5.85	7.32
529-F-1	9/17/2002	6.75	9.03	6.36	8.33
R-1	6/11/2002	5.76	8.03	5.37	6.59
R-2	5/31/2002	5.78	8.03	5.36	6.45
R-3	6/4/2002	6.23	8.50	5.84	6.99
R-4	5/20/2002	6.55	8.84	6.17	7.30
R-5	5/15/2002	6.87	9.17	6.49	7.62
R-6	5/1/2009	6.92	9.22	N/A	12.36

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	15.44%	7.67%	9.49%
Lipper Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.61	7.07	4.86	8.30
Class A annualized 30-day yield at April 30, 2015: 2.85% (For current yield information, please call American FundsLine® at (800) 325-3590.)

5     Capital Income Builder / Prospectus

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
James B. Lovelace Vice Chairman of the Board	24 years	Partner – Capital Research Global Investors
Joyce E. Gordon President and Trustee	16 years	Partner – Capital Research Global Investors
David A. Hoag Senior Vice President	12 years	Partner – Capital Fixed Income Investors
Darcy Kopcho Senior Vice President	10 years	Partner – Capital International Investors
David M. Riley Senior Vice President	12 years	Partner – Capital Research Global Investors
Bradley J. Vogt Senior Vice President	7 years	Partner – Capital Research Global Investors
Grant L. Cambridge Vice President	3 years	Partner — Capital Research Global Investors
Timothy D. Armour	10 years	Partner – Capital Research Global Investors
L. Alfonso Barroso	6 years	Partner – Capital Research Global Investors
Winnie Kwan	9 years	Partner – Capital Research Global Investors
Philip Winston	2 years	Partner – Capital International Investors

Capital Income Builder / Prospectus     6

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

7     Capital Income Builder / Prospectus

Investment objectives, strategies and risks

The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States, including developing countries.

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities, including preferred stocks and convertible preferred stocks). Generally, the fund may invest in common stocks of companies with a broad range of capitalizations. In addition, the fund may invest in bonds and other debt securities of any maturity or duration, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund’s debt obligations will consist primarily of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may invest to a limited extent in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Capital Income Builder / Prospectus     8

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The

9     Capital Income Builder / Prospectus

governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Income Funds Average is composed of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

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Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s annual report to shareholders for the fiscal year ended October 31, 2014.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

11     Capital Income Builder / Prospectus

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
James B. Lovelace	Investment professional for 33 years, all with Capital Research and Management Company or affiliate	24 years (plus 3 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Joyce E. Gordon	Investment professional for 35 years, all with Capital Research and Management Company or affiliate	16 years (plus 11 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
David A. Hoag	Investment professional for 27 years in total; 24 years with Capital Research and Management Company or affiliate	12 years	Serves as a fixed-income portfolio manager
Darcy Kopcho	Investment professional for 36 years in total; 27 years with Capital Research and Management Company or affiliate	10 years (plus 6 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
David M. Riley	Investment professional for 21 years, all with Capital Research and Management Company or affiliate	12 years (plus 8 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Bradley J. Vogt	Investment professional for 28 years, all with Capital Research and Management Company or affiliate	7 years (plus 13 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager

Capital Income Builder / Prospectus     12

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Grant L. Cambridge	Investment professional for 23 years in total; 18 years with Capital Research and Management Company or affiliate	3 years (plus 5 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Timothy D. Armour	Investment professional for 33 years, all with Capital Research and Management Company or affiliate	10 years	Serves as an equity portfolio manager
L. Alfonso Barroso	Investment professional for 21 years, all with Capital Research and Management Company or affiliate	6 years (plus 13 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Winnie Kwan	Investment professional for 19 years in total; 16 years with Capital Research and Management Company or affiliate	9 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Philip Winston	Investment professional for 31 years in total; 19 years with Capital Research and Management Company or affiliate	2 years	Serves as an equity portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

13     Capital Income Builder / Prospectus

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

Capital Income Builder / Prospectus     14

Unless otherwise noted, references to Class A, B, C or F-1 shares on the following pages also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Unless otherwise noted, references to Class F shares refer to both Class F-1 and F-2 shares and references to Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares

The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

15     Capital Income Builder / Prospectus

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making fair value determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class B shares Class B and 529-B shares may not be purchased or acquired, except by exchange from Class B or 529-B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class B or 529-B shares will instead be invested in Class A or 529-A shares and will be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Automatic conversion of Class B and C shares Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic

Capital Income Builder / Prospectus     16

conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

17     Capital Income Builder / Prospectus

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

Capital Income Builder / Prospectus     18

Exchange Generally, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged for the corresponding 529 share class without a sales charge. Class B shares may not be exchanged for Class 529-B shares. Exchanges from Class A, C or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial advisor before making such an exchange.

Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

19     Capital Income Builder / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Generally, Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

· Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. The disposal of the securities received in-kind may be subject to brokerage costs and such securities remain at market risk until sold.

Capital Income Builder / Prospectus     20

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of shares having a value of less than $5,000;

· transactions in Class 529 shares;

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

21     Capital Income Builder / Prospectus

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

Capital Income Builder / Prospectus     22

Distributions and taxes

Dividends and distributions The fund intends to distribute dividends to you, usually in March, June, September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

23     Capital Income Builder / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, Class F-1 shares are subject to a 12b-1 fee while Class F-2 shares are not. The different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment related services and participant level recordkeeping for the plan. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares.

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class B and 529-B shares may not be purchased or acquired except by exchange from Class B or 529-B shares of another fund in the American Funds family;

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to certain registered investment advisors and to other intermediaries approved by the fund’s distributor; and

— Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Capital Income Builder / Prospectus     24

Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

25     Capital Income Builder / Prospectus

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

· investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds; and

· certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisors authorized to sell American Funds and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class B and C shares For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of the date you purchased the Class B shares, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class 529-E and Class F shares Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6

Capital Income Builder / Prospectus     26

shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial advisor for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the section “Sales charge reductions and waivers” of this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

Sales charge reductions and waivers

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your advisor or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial advisor.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series,® American Funds Portfolio SeriesSM and American Funds College Target Date Series® may also be combined for this purpose. Please see the applicable series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

· solely controlled business accounts; and

· single-participant retirement plans.

27     Capital Income Builder / Prospectus

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase Class A shares, you are responsible for paying any applicable Class A sales charges.

Capital Income Builder / Prospectus     28

Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

· the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):

— redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

— if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your advisor or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

29     Capital Income Builder / Prospectus

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in American Funds at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

· rollovers to Capital Bank and Trust Company IRAs from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Plans of distribution

The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.30%	Class A shares
0.50%	Class 529-A, F-1, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class B, 529-B, C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the previous fiscal year (or, for Class R-2E shares only, based on estimated amounts for the current fiscal year), are indicated in the Annual Fund Operating Expenses table on page 1 of this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Capital Income Builder / Prospectus     30

Other compensation to dealers

American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and positive cash flows, and the quality of the dealer’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to dealers based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .10% of the previous year’s American Funds sales by that dealer and (b) up to .02% of American Funds assets attributable to that dealer, with an adjustment made for the dealer’s positive cash flows and the quality of the dealer’s relationship with American Funds Distributors. For calendar year 2014, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments made by American Funds Distributors to dealers may also change from year to year. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s financial advisors about the American Funds to help the advisors make suitable recommendations and better serve their clients who invest in the funds. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) perform the due diligence necessary to classify the American Funds as “approved” or “preferred” (or an equivalent) on their platform, (3) not provide financial advisors, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (4) provide individual advice to their clients through financial advisors, (5) provide American Funds Distributors broad access to their financial advisors and product platforms and develop a business plan to achieve such access, and (6) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between the American Funds and the firm’s clients who own shares of the American Funds.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

31     Capital Income Builder / Prospectus

Fund expenses

Note that references to Class A, B, C and F-1 shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table on page 1 of this prospectus.

For all share classes except Class B shares, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The fund’s investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for its provision of administrative services.

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses applicable to all share classes.

Retail investors Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. For Class 529 shares, an expense of up to a maximum of ..10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

Employer-sponsored retirement plan investors The amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing these services to retirement plans.

	Payments to affiliated entities	Payments to unaffiliated entities
Class A	0.05% of assets or $12 per participant position[1]	0.05% of assets or $12 per participant position[1]
Class R-1	0.10% of assets	0.10% of assets
Class R-2	0.15% of assets plus $27 per participant position[2] or 0.35% of assets[3]	0.25% of assets
Class R-2E	N/A	0.20% of assets
Class R-3	0.10% of assets plus $12 per participant position[2] or 0.19% of assets[3]	0.15% of assets
Class R-4	0.10% of assets	0.10% of assets
Class R-5E	N/A	0.15% of assets
Class R-5	0.05% of assets	0.05% of assets
Class R-6	none	none

1 Payment amount depends on the date services commenced.

2 Payment with respect to Recordkeeper Direct program.

3 Payment with respect to PlanPremier program.

Capital Income Builder / Prospectus     32

Financial highlights

The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years (and for the six months ended April 30, 2015). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP (except for the six months ended April 30, 2015), whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request. The information for the six-month period presented has been derived from the fund’s unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]
Class A:
Six months ended 4/30/2015[5,6]	$60.76	$ 1.00	$ .70	$1.70	$ (1.39)	$61.07	2.86%	$72,714	.59%[7]	3.32%[7]
Year ended 10/31/2014	58.25	2.64	2.28	4.92	(2.41)	60.76	8.64	70,314.62		4.44
Year ended 10/31/2013	52.75	1.85	5.88	7.73	(2.23)	58.25	14.99	65,602.61		3.35
Year ended 10/31/2012	49.34	1.87	3.67	5.54	(2.13)	52.75	11.48	58,027.63		3.68
Year ended 10/31/2011	50.05	1.87	(.49)	1.38	(2.09)	49.34	2.79	55,237.61		3.73
Year ended 10/31/2010	46.41	1.77	3.81	5.58	(1.94)	50.05	12.33	58,471.62		3.74
Class B:
Six months ended 4/30/2015[5,6]	60.87	.75	.72	1.47	(1.13)	61.21	2.47	602	1.34[7]	2.49[7]
Year ended 10/31/2014	58.33	2.25	2.22	4.47	(1.93)	60.87	7.83	844	1.38	3.79
Year ended 10/31/2013	52.79	1.42	5.90	7.32	(1.78)	58.33	14.12	1,207	1.37	2.59
Year ended 10/31/2012	49.36	1.50	3.66	5.16	(1.73)	52.79	10.64	1,613	1.38	2.94
Year ended 10/31/2011	50.04	1.48	(.48)	1.00	(1.68)	49.36	2.02	2,106	1.38	2.94
Year ended 10/31/2010	46.39	1.41	3.80	5.21	(1.56)	50.04	11.47	3,068	1.39	2.97

33 Capital Income Builder / Prospectus

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]
Class C:
Six months ended 4/30/2015[5,6]	$60.77	$ .75	$ .70	$1.45	$(1.14)	$61.08	2.44%	$6,915	1.38%[7]	2.51%[7]
Year ended 10/31/2014	58.25	2.17	2.27	4.44	(1.92)	60.77	7.78	7,027	1.42	3.66
Year ended 10/31/2013	52.75	1.40	5.88	7.28	(1.78)	58.25	14.06	7,159	1.41	2.55
Year ended 10/31/2012	49.34	1.47	3.66	5.13	(1.72)	52.75	10.60	6,970	1.43	2.89
Year ended 10/31/2011	50.03	1.46	(.48)	.98	(1.67)	49.34	1.98	7,187	1.43	2.91
Year ended 10/31/2010	46.39	1.38	3.80	5.18	(1.54)	50.03	11.41	8,196	1.44	2.92
Class F-1:
Six months ended 4/30/2015[5,6]	60.77	.98	.69	1.67	(1.37)	61.07	2.82	3,951	.65[7]	3.28[7]
Year ended 10/31/2014	58.25	2.69	2.19	4.88	(2.36)	60.77	8.57	3,445.69		4.53
Year ended 10/31/2013	52.75	1.82	5.88	7.70	(2.20)	58.25	14.93	4,065.67		3.30
Year ended 10/31/2012	49.35	1.86	3.66	5.52	(2.12)	52.75	11.44	3,106.66		3.65
Year ended 10/31/2011	50.05	1.85	(.48)	1.37	(2.07)	49.35	2.78	2,731.65		3.69
Year ended 10/31/2010	46.41	1.76	3.80	5.56	(1.92)	50.05	12.31	3,034.64		3.72
Class F-2:
Six months ended 4/30/2015[5,6]	60.74	1.06	.69	1.75	(1.45)	61.04	2.96	5,128	.40[7]	3.54[7]
Year ended 10/31/2014	58.23	2.59	2.44	5.03	(2.52)	60.74	8.86	4,496.42		4.37
Year ended 10/31/2013	52.73	1.94	5.89	7.83	(2.33)	58.23	15.21	2,213.41		3.52
Year ended 10/31/2012	49.32	1.98	3.67	5.65	(2.24)	52.73	11.71	2,132.41		3.88
Year ended 10/31/2011	50.04	1.98	(.51)	1.47	(2.19)	49.32	3.01	1,492.41		3.94
Year ended 10/31/2010	46.40	1.88	3.80	5.68	(2.04)	50.04	12.58	1,239.40		3.97
(The Financial Highlights table continues on the following page.)

Capital Income Builder / Prospectus 34

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]
Class 529-A:
Six months ended 4/30/2015[5,6]	$60.74	$ .97	$ .70	$1.67	$(1.36)	$61.05	2.80%	$2,289	.68%[7]	3.23%[7]
Year ended 10/31/2014	58.23	2.58	2.28	4.86	(2.35)	60.74	8.56	2,229.72		4.35
Year ended 10/31/2013	52.74	1.80	5.87	7.67	(2.18)	58.23	14.86	2,063.70		3.26
Year ended 10/31/2012	49.33	1.83	3.67	5.50	(2.09)	52.74	11.39	1,805.72		3.59
Year ended 10/31/2011	50.04	1.84	(.50)	1.34	(2.05)	49.33	2.72	1,598.69		3.66
Year ended 10/31/2010	46.40	1.75	3.80	5.55	(1.91)	50.04	12.26	1,476.68		3.69
Class 529-B:
Six months ended 4/30/2015[5,6]	60.83	.72	.72	1.44	(1.10)	61.17	2.42	42	1.46[7]	2.39[7]
Year ended 10/31/2014	58.29	2.16	2.23	4.39	(1.85)	60.83	7.69	55	1.50	3.64
Year ended 10/31/2013	52.76	1.36	5.89	7.25	(1.72)	58.29	13.99	74	1.49	2.47
Year ended 10/31/2012	49.34	1.43	3.66	5.09	(1.67)	52.76	10.50	92	1.51	2.82
Year ended 10/31/2011	50.03	1.43	(.49)	.94	(1.63)	49.34	1.90	110	1.49	2.84
Year ended 10/31/2010	46.38	1.36	3.81	5.17	(1.52)	50.03	11.39	142	1.48	2.88
Class 529-C:
Six months ended 4/30/2015[5,6]	60.71	.74	.70	1.44	(1.13)	61.02	2.42	742	1.45[7]	2.45[7]
Year ended 10/31/2014	58.20	2.12	2.28	4.40	(1.89)	60.71	7.71	728	1.49	3.57
Year ended 10/31/2013	52.71	1.37	5.87	7.24	(1.75)	58.20	13.99	682	1.48	2.48
Year ended 10/31/2012	49.31	1.43	3.66	5.09	(1.69)	52.71	10.52	611	1.50	2.81
Year ended 10/31/2011	50.01	1.44	(.49)	.95	(1.65)	49.31	1.93	558	1.48	2.86
Year ended 10/31/2010	46.38	1.37	3.79	5.16	(1.53)	50.01	11.36	533	1.48	2.90
Class 529-E:
Six months ended 4/30/2015[5,6]	60.74	.90	.70	1.60	(1.29)	61.05	2.70	96	.92[7]	2.99[7]
Year ended 10/31/2014	58.23	2.44	2.28	4.72	(2.21)	60.74	8.28	94.95		4.11
Year ended 10/31/2013	52.73	1.66	5.89	7.55	(2.05)	58.23	14.62	88.94		3.02
Year ended 10/31/2012	49.33	1.71	3.65	5.36	(1.96)	52.73	11.10	77.96		3.35
Year ended 10/31/2011	50.04	1.70	(.50)	1.20	(1.91)	49.33	2.44	69.96		3.39
Year ended 10/31/2010	46.40	1.61	3.80	5.41	(1.77)	50.04	11.94	66.97		3.40

35 Capital Income Builder / Prospectus

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]
Class 529-F-1:
Six months ended 4/30/2015[5,6]	$60.76	$1.04	$ .70	$1.74	$(1.43)	$61.07	2.93%	$ 73	.45%[7]	3.46%[7]
Year ended 10/31/2014	58.25	2.72	2.27	4.99	(2.48)	60.76	8.78	70.49		4.58
Year ended 10/31/2013	52.75	1.92	5.88	7.80	(2.30)	58.25	15.14	63.48		3.48
Year ended 10/31/2012	49.34	1.94	3.67	5.61	(2.20)	52.75	11.63	54.50		3.81
Year ended 10/31/2011	50.05	1.94	(.49)	1.45	(2.16)	49.34	2.95	47.48		3.87
Year ended 10/31/2010	46.41	1.85	3.80	5.65	(2.01)	50.05	12.50	42.47		3.91
Class R-1:
Six months ended 4/30/2015[5,6]	60.73	.76	.70	1.46	(1.15)	61.04	2.44	155	1.38[7]	2.53[7]
Year ended 10/31/2014	58.22	2.16	2.27	4.43	(1.92)	60.73	7.79	152	1.42	3.64
Year ended 10/31/2013	52.72	1.41	5.88	7.29	(1.79)	58.22	14.08	150	1.40	2.55
Year ended 10/31/2012	49.31	1.48	3.66	5.14	(1.73)	52.72	10.63	151	1.41	2.90
Year ended 10/31/2011	50.02	1.47	(.50)	.97	(1.68)	49.31	1.96	145	1.41	2.93
Year ended 10/31/2010	46.38	1.40	3.80	5.20	(1.56)	50.02	11.45	154	1.42	2.96
Class R-2:
Six months ended 4/30/2015[5,6]	60.73	.77	.69	1.46	(1.15)	61.04	2.47	746	1.35[7]	2.55[7]
Year ended 10/31/2014	58.22	2.18	2.27	4.45	(1.94)	60.73	7.79	751	1.41	3.67
Year ended 10/31/2013	52.72	1.43	5.88	7.31	(1.81)	58.22	14.13	759	1.37	2.60
Year ended 10/31/2012	49.32	1.47	3.66	5.13	(1.73)	52.72	10.60	720	1.41	2.90
Year ended 10/31/2011	50.02	1.47	(.49)	.98	(1.68)	49.32	1.98	687	1.42	2.92
Year ended 10/31/2010	46.38	1.38	3.80	5.18	(1.54)	50.02	11.40	702	1.45	2.92
Class R-2E:
Six months ended 4/30/2015[5,6]	60.71	.86	.69	1.55	(1.28)	60.98	2.60[8]	—[9]	1.07[7,8]	2.89[7,8]
Period from 8/29/2014 to 10/31/2014[5,10]	61.50	.16	(.41)	(.25)	(.54)	60.71	(.39)[11]	—[9]	.15[3,11]	.28[3,11]
(The Financial Highlights table continues on the following page.)

Capital Income Builder / Prospectus 36

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]
Class R-3:
Six months ended 4/30/2015[5,6]	$60.74	$ .89	$ .70	$1.59	$(1.28)	$61.05	2.67%	$1,058	.94%[7]	2.97%[7]
Year ended 10/31/2014	58.23	2.42	2.28	4.70	(2.19)	60.74	8.26	1,049.98		4.08
Year ended 10/31/2013	52.74	1.65	5.87	7.52	(2.03)	58.23	14.57	1,011.97		3.00
Year ended 10/31/2012	49.33	1.69	3.67	5.36	(1.95)	52.74	11.10	953.98		3.33
Year ended 10/31/2011	50.04	1.69	(.50)	1.19	(1.90)	49.33	2.42	885.97		3.37
Year ended 10/31/2010	46.40	1.60	3.80	5.40	(1.76)	50.04	11.92	907.98		3.38
Class R-4:
Six months ended 4/30/2015[5,6]	60.75	.98	.69	1.67	(1.37)	61.05	2.83	610	.63[7]	3.28[7]
Year ended 10/31/2014	58.24	2.60	2.28	4.88	(2.37)	60.75	8.58	582.67		4.38
Year ended 10/31/2013	52.74	1.82	5.89	7.71	(2.21)	58.24	14.95	530.65		3.31
Year ended 10/31/2012	49.33	1.86	3.66	5.52	(2.11)	52.74	11.46	452.66		3.65
Year ended 10/31/2011	50.04	1.85	(.50)	1.35	(2.06)	49.33	2.74	391.66		3.68
Year ended 10/31/2010	46.40	1.75	3.80	5.55	(1.91)	50.04	12.27	386.67		3.70
Class R-5:
Six months ended 4/30/2015[5,6]	60.79	1.07	.69	1.76	(1.46)	61.09	2.98	408	.34[7]	3.58[7]
Year ended 10/31/2014	58.27	2.88	2.19	5.07	(2.55)	60.79	8.92	381.38		4.85
Year ended 10/31/2013	52.77	2.00	5.87	7.87	(2.37)	58.27	15.28	473.35		3.62
Year ended 10/31/2012	49.35	2.01	3.67	5.68	(2.26)	52.77	11.79	449.36		3.94
Year ended 10/31/2011	50.06	2.00	(.50)	1.50	(2.21)	49.35	3.05	393.37		3.98
Year ended 10/31/2010	46.42	1.90	3.79	5.69	(2.05)	50.06	12.60	446.37		4.00

37 Capital Income Builder / Prospectus

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]
Class R-6:
Six months ended 4/30/2015[5,6]	$60.77	$1.08	$ .70	$1.78	$(1.48)	$61.07	2.99%	$4,993	.30%[7]	3.61%[7]
Year ended 10/31/2014	58.26	2.76	2.33	5.09	(2.58)	60.77	8.95	4,577.32		4.66
Year ended 10/31/2013	52.76	2.04	5.86	7.90	(2.40)	58.26	15.35	2,963.30		3.69
Year ended 10/31/2012	49.35	2.02	3.68	5.70	(2.29)	52.76	11.83	1,039.32		3.96
Year ended 10/31/2011	50.06	2.04	(.51)	1.53	(2.24)	49.35	3.11	668.32		4.06
Year ended 10/31/2010	46.42	1.93	3.78	5.71	(2.07)	50.06	12.66	502.32		4.08

Six months ended April 30, 2015[3,5,6]		Year ended October 31
Portfolio turnover rate for all share classes		2014	2013	2012	2011	2010
Including mortgage dollar roll transactions	31%	55%	69%	68%	47%	42%
Excluding mortgage dollar roll transactions	25%	Not Available

1 Based on average shares outstanding.

2 For the year ended October 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.68; the Class A ratio of expenses to average net assets would have been lower by 3 basis points; and the Class A ratio of net income to average net assets would have been lower by 1.15 percentage points. The impact to the other share classes would have been similar.

3  Not annualized.

4  Total returns exclude any applicable sales charges, including contingent deferred sales charges

5  Based on operations for the period shown and, accordingly, is not representative of a full year.

6  Unaudited.

7  Annualized.

8  Although the fund has a plan of distribution for Class R-2E shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by Capital Research and Management Company and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.

9  Amount less than $1 million.

10  Class R-2E shares were offered beginning August 29, 2014.

11  This class consisted solely of seed capital invested by Capital Research and Management Company; therefore, certain fees were not accrued.

Capital Income Builder / Prospectus 38

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For 24-hour information	American FundsLine (800) 325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations  This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-012-1115P Litho in USA CGD/CF/8006	Investment Company File No. 811-05085

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

Capital Income Builder®

Part B
Statement of Additional Information

November 1, 2015

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Income Builder (the “fund”) dated November 1, 2015. You may obtain a prospectus from your financial advisor, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

Capital Income Builder
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer, plan recordkeeper or employer for more information.

Class A	CAIBX	Class 529-A	CIRAX	Class R-1	RIRAX
Class B	CIBBX	Class 529-B	CIRBX	Class R-2	RIRBX
Class C	CIBCX	Class 529-C	CIRCX	Class R-2E	RCEEX
Class F-1	CIBFX	Class 529-E	CIREX	Class R-3	RIRCX
Class F-2	CAIFX	Class 529-F-1	CIRFX	Class R-4	RIREX

				Class R-5E	RIRHX

				Class R-5	RIRFX
				Class R-6	RIRGX

Capital Income Builder — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Income producing securities

· The fund will invest at least 90% of its assets in income-producing securities.

Equity securities

· The fund will invest at least 50% of its assets in equity securities.

Debt instruments

· The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

· The fund may invest up to 50% of its assets in securities of issuers domiciled outside the United States.

·  In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Capital Income Builder — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of $4.0 billion and below at the time of purchase). Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Capital Income Builder — Page 3

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Capital Income Builder — Page 4

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common

Capital Income Builder — Page 5

stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible or contingent capital securities are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, where the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital levels below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of an issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact revenues. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholdings taxes on interest and dividends. Further,

Capital Income Builder — Page 6

there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund due to foreign shareholders already holding the maximum amount legally permissible.

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While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

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Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Investing through Stock Connect — The fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange (“SSE”) through the Shanghai-Hong Kong Stock Connect Program (“Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Stock Exchange of Hong Kong, the SSE and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Investors through Stock Connect are subject to PRC regulations and SSE listing rules, among others. These could include limitations on trading or suspension of trading. These regulations are relatively new, untested and subject to changes which could adversely impact the fund’s rights with respect to the securities. As Stock Connect is new there are no assurances that the necessary systems to run the program will function properly.

Stock Connect is subject to aggregate and daily quota limitations on purchases and the fund may experience delays in transacting via Stock Connect. Once the daily quota is reached, the remaining orders for that day are rejected. A-shares obtained on Stock Connect may only be sold, purchased or otherwise transferred through Stock Connect. Stock Connect only operates when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets for the corresponding settlement dates. The fund’s shares are held in an omnibus account and registered in nominee name. The fund may have additional risks relating to investments in China, for example, through purchases in H shares of Chinese companies listed on the Hong Kong Exchange or as a Qualified Foreign Institutional Investor (“QFII”) purchasing A shares in China. Please see the sections on risks relating to investing outside of the United States and risks of investing in emerging markets for further information.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. The fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). The fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract

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agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

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Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S.

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government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Inflation linked bonds — The fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

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The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation linked securities. There can be no assurance, however, that the value of inflation linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Equity-linked notes — The fund may purchase equity-linked notes to enhance the current income of its portfolio. Equity-linked notes are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities — usually a single stock, a stock index or a basket of stocks — and a related equity derivative, such as a put or call option, in a single note form. For example, an equity-linked note that refers to the stock of an issuer may be the economic equivalent of holding a position in that stock and simultaneously selling a call option on that stock with a strike price greater than the current stock price. The holder of the note would be exposed to decreases in the price of the equity to the same extent as if it held the equity directly. However, if the stock appreciated in value, the noteholder would only benefit from stock price increases up to the strike price (i.e., the point at which the holder of the call option would be expected to exercise its right to buy the underlying stock).

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Additionally, the terms of an equity-linked note may provide for periodic interest payments to holders at either a fixed or floating rate.

As described in the example above, the return on an equity-linked note is generally tied to the performance of the underlying reference security or securities. In addition to any interest payments made during the term of the note, at maturity, the noteholder usually receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the issuance, the maximum principal amount to be repaid on the equity-linked note may be capped. For example, in consideration for greater current income or yield, a noteholder may forego its participation in the capital appreciation of the underlying equity assets above a predetermined price limit. Alternatively, if the linked securities have depreciated in value, or if their price fluctuates outside of a preset range, the noteholder may receive only the principal amount of the note, or may lose the principal invested in the equity-linked note entirely.

The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by the fund is similar to the risk involved in the purchase of the underlying linked securities. However, the value of an equity-linked note is also dependent on the individual credit of the issuer of the note, which, in the case of an unsecured note, will generally be a major financial institution, and, in the case of a collateralized note, will generally be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. An investment in an equity-linked note bears the risk that the issuer of the note will default or become bankrupt. In such an event, the fund may have difficulty being repaid, or may fail to be repaid, the principal amount of, or income from, its investment. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note. However, depending on the law of the jurisdictions in which an issuer is organized and in which the note is issued, in the event of default, the fund may incur substantial expenses in seeking recovery under an equity-linked note, and may have limited legal recourse in attempting to do so.

Equity-linked notes are often privately placed and may not be rated, in which case the fund will be more dependent than would otherwise be the case on the ability of the investment adviser to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying equity securities. The fund’s successful use of equity-linked notes will usually depend on the investment adviser’s ability to accurately forecast movements in the prices of the underlying securities. Should the prices of the underlying securities move in an unexpected manner, or should the structure of a note respond to market conditions differently than anticipated, the fund may not achieve the anticipated benefits of the investment in the equity-linked note, and the fund may realize losses, which could be significant and could include the fund’s entire principal investment in the note.

Equity-linked notes are generally designed for the over-the-counter institutional investment market, and the secondary market for equity-linked notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of the fund to accurately value and/or sell the equity-linked notes in its portfolio.

Real estate investment trusts — The fund may invest in securities issued by real estate investment trusts (“REITs”), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements,

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such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Variable and floating rate obligations — The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline

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while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. The fund will only enter into repurchase agreements involving securities of the type in which it could otherwise invest. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if they cannot be sold in the ordinary course of business at approximately the price at which the fund values them. The determination of whether a holding is considered liquid or illiquid is made by the fund’s adviser under procedures adopted by the fund’s board. The fund’s adviser makes this determination based on factors it deems relevant, such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur significant additional costs in disposing of illiquid securities. If the fund holds more than its allowable amount of illiquid assets due to appreciation of illiquid securities, the depreciation of liquid securities or changes in market conditions, the fund will seek over time to increase its investments in liquid securities to the extent practicable.

4(2) commercial paper — The fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act. 4(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the 1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the fund’s board of trustees.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s

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digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended October 31, 2014 and 2013 were 55% and 69%, respectively. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. The decrease in turnover was due to a decrease in overall sales and an increase in average assets owned during the period. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

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Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other Relevant Experience
Joseph C. Berenato, 1946 Trustee (2005)	Former Chairman and CEO, Ducommun Incorporated (aerospace components manufacturer)	15	Ducommun Incorporated

·  Service as chief financial officer, aerospace components manufacturer

·  Senior corporate management experience, corporate banking

·  Corporate board experience

·  Service as director, Federal Reserve Board of Los Angeles

·  Service on trustee board for educational organizations

·  M.B.A., Finance, M.A., English, B.S., Engineering

Robert J. Denison, 1941 Trustee (2005)	Chair, First Security Management (private investment)	6	None

·  Service as chief executive officer of international investment management firm

·  Corporate board experience

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·  Adjunct professor, finance and accounting

·  M.B.A.

Mary Anne Dolan, 1947 Trustee (2010)	Founder and President, MAD Ink (communications company)	10	None	· Senior management and editorial experience with multiple newspaper publishers and news service organizations · Service as director of writers conference

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other Relevant Experience
R. Clark Hooper, 1946 Trustee (2010)	Private investor	81	The Swiss Helvetia Fund, Inc. Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations
Koichi Itoh, 1940 Trustee (2005)	Chairman, Itoh Building Co., Ltd. (building management)	6	None	· Senior management experience with multiple companies · Service on advisory and trustee boards for educational, charitable and nonprofit organizations
Merit E. Janow, 1958 Chairman of the Board (Independent and Non-Executive) (2001)	Dean and Professor, Columbia University, School of International and Public Affairs	78	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited

·  Service with Office of the U.S. Trade Representative and U.S. Department of Justice

·  Corporate board experience

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·  Experience as corporate lawyer

·  J.D.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other Relevant Experience
Leonade D. Jones, 1947 Trustee (2010)	Retired	10	None

·  Service as treasurer of a diversified media and education company

·  Founder of e-commerce and educational loan exchange businesses

·  Corporate board and investment advisory committee experience

·  Service on advisory and trustee boards for charitable, educational, public and nonprofit organizations

·  J.D., M.B.A.

Stefanie Powers, 1942 Trustee (1989-1996; 1997)	Actor, producer; author, entrepreneur, Co-founder and President of The William Holden Wildlife Foundation; conservation consultant to Land Rover and Jaguar North America; and founder of The Jaguar Conservation Trust	3	None	· Service producing television and film projects and a line of apparel · Service on advisory and trustee boards for charitable and nonprofit organizations
Christopher E. Stone, 1956 Trustee (2009)	President, Open Society Foundations; former Professor of the Practice of Criminal Justice, John F. Kennedy School of Government, Harvard University	6	None	· Service on advisory and trustee boards for charitable, international jurisprudence and nonprofit organizations · J.D., M.Phil., criminology
Steadman Upham, Ph.D., 1949 Trustee (2001)	President and University Professor, The University of Tulsa	78	None	· Senior academic leadership positions for multiple universities · Service on advisory and trustee boards for educational and nonprofit organizations · Ph.D., anthropology

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Interested trustee(s) 4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund’s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
James B. Lovelace, 1956 Vice Chairman of the Board (1992)	Partner – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	2	None
Joyce E. Gordon, 1956 President and Trustee (1996)	Partner – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	2	None

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Other officers5

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Donald H. Rolfe, 1972 Executive Vice President (2008)	Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President (2006)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Director, The Capital Group Companies, Inc.*
Darcy Kopcho, 1953 Senior Vice President (2013)	Executive Vice President and Director, Capital Group International, Inc.*; Partner – Capital International Investors, Capital Research and Management Company; Partner – Capital International Investors, Capital Guardian Trust Company*; Director, The Capital Group Companies, Inc*
David M. Riley, 1967 Senior Vice President (2006)	Partner – Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Bradley J. Vogt, 1965 Senior Vice President (2010)	Chairman of the Board, Capital Research Company*; Partner – Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Grant L. Cambridge, 1962 Vice President (2014)	Partner – Capital Research Global Investors, Capital Research and Management Company
M. Taylor Hinshaw, 1973 Vice President (2010)	Partner – Capital Research Global Investors, Capital Research and Management Company
Caroline L. Randall, 1974 Vice President (2015)	Partner – Capital Research Global Investors, Capital Research Company*
Michael W. Stockton, 1967 Secretary (2013)	Vice President — Fund Business Management Group, Capital Research and Management Company
Neal F. Wellons, 1971 Treasurer (2008)	Vice President – Investment Operations, Capital Research and Management Company
Jennifer L. Butler, 1966 Assistant Secretary (2013)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer (2010)	Vice President – Investment Operations, Capital Research and Management Company
Jeffrey P. Regal, 1971 Assistant Treasurer (2001)	Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1  The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4  The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5  All of the officers listed, with the exception of Grant L. Cambridge, M. Taylor Hinshaw and Caroline L. Randall, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2014:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
Independent trustees
Joseph C. Berenato	$10,001 – $50,000	Over $100,000	$1 – $10,000	Over $100,000
Robert J. Denison	None	None	$10,001 – $50,000	Over $100,000
Mary Anne Dolan	Over $100,000	Over $100,000	N/A	N/A
R. Clark Hooper	$10,001 – $50,000	Over $100,000	N/A	Over $100,000
Koichi Itoh	None	Over $100,000	Over $100,000	Over $100,000
Merit E. Janow	Over $100,000	Over $100,000	N/A	N/A
Leonade D. Jones	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Stefanie Powers	Over $100,000	Over $100,000	N/A	N/A
Christopher E. Stone	$10,001 – $50,000	Over $100,000	N/A	N/A
Steadman Upham	$50,001 – $100,000	Over $100,000	Over $100,000	Over $100,000

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
James B. Lovelace	Over $100,000	Over $100,000
Joyce E. Gordon	Over $100,000	Over $100,000

1  Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2  N/A indicates that the listed individual, as of December 31, 2014, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

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Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $13,125 to $29,667, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended October 31, 2014:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
Joseph C. Berenato[2]	$40,616	$241,698
Robert J. Denison	37,198	195,594
Mary Anne Dolan	34,032	357,196
R. Clark Hooper	36,310	427,068
Koichi Itoh[2]	34,115	239,563
Merit E. Janow	45,594	298,971
Leonade D. Jones[2]	32,392	309,295
Stefanie Powers	47,098	136,569
Christopher E. Stone	37,761	194,427
Steadman Upham[2]	34,177	264,512

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended October 31, 2014 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2014 fiscal year for participating trustees is as follows: Joseph C. Berenato ($4,184), Koichi Itoh ($371,923), Leonade D. Jones ($199,361) and Steadman Upham ($619,770). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

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Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on June 8, 1987, and reorganized as a Delaware statutory trust on July 1, 2010. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, Virginia College Savings PlanSM (Virginia529SM) will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive

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session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of Joseph C. Berenato, Leonade D. Jones, Stefanie Powers and Christopher E. Stone. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2014 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2014 fiscal year.

The fund has a nominating and governance committee comprised of Robert J. Denison, Mary Anne Dolan, R. Clark Hooper, Koichi Itoh and Steadman Upham. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be

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accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2014 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the Joint Proxy Committee of the American Funds (“JPC”), as appropriate.

The JPC is composed of independent board members from each board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters. Members of the JPC also may be called upon to resolve voting conflicts involving funds co-managed by the investment adviser’s equity investment divisions and vote proxies when necessary as a result of regulatory requirements (see below for more information).

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with the American Funds organization, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances

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appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by one of the following methods. First, for those funds that have delegated tie-breaking authority to the investment adviser, the outcome will be determined by the equity investment division or divisions with the larger position in the portfolio company as of the record date for the shareholder meeting. For the remaining funds, members of the JPC representing those funds will determine the outcome based on a review of the same information provided to the relevant investment analysts, proxy coordinators and proxy committee members.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-

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takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on October 1, 2015. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class B Class C Class 529-A Class 529-B	38.72% 28.70 9.98 19.76 13.78
First Clearing, LLC Custody Account Saint Louis, MO	Record	Class A Class B Class C Class F-1 Class F-2	7.34 7.50 11.55 7.68 11.46
Pershing, LLC Custody Account Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2 Class R-2E	5.60 7.49 7.15 15.20 8.92 86.05
National Financial Services, LLC Omnibus Account Jersey City, NJ	Record	Class F-1 Class F-2	13.05 6.80
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class C Class F-1 Class F-2	9.70 6.35 12.28
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class C Class F-1 Class F-2	9.01 7.05 9.38
Raymond James Omnibus Account St. Petersburg, FL	Record	Class C Class F-1 Class F-2	6.74 9.13 5.57
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1 Class F-2	7.47 7.08
LPL Financial Omnibus Account San Diego, CA	Record	Class F-1 Class F-2 Class R-2E	5.24 5.51 7.05
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class F-2	10.09
Capital Group Private Client Services Account Irvine, CA	Record	Class F-2	8.78
Hartford Life Insurance Co. Separate Account 401K Plan Hartford, CT	Record Beneficial	Class R-1 Class R-3	45.83 8.12
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class R-2E	6.90
Edward D. Jones & Co. Retirement Plan Norwood, MA	Record Beneficial	Class R-5	25.80
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class R-5	22.33

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Name and address	Ownership	Ownership percentage
American Funds Growth and Income Portfolio Irvine, CA	Record	Class R-6	23.56
Lincoln Variable Insurance Products #1 Pittsburgh, PA	Record	Class R-6	11.55
American Funds Income Portfolio Irvine, CA	Record	Class R-6	12.18
Lincoln Variable Insurance Products #2 Pittsburgh, PA	Record	Class R-6	7.09
American Funds 2020 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	5.45
American Funds 2015 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	5.30

As of October 1, 2015, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to both F share classes, all R share classes or all 529 share classes, respectively.

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

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The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as: a custom index of U.S., international and global funds that have an explicit income objective or focus; a custom index of higher yielding constituents from the MSCI US Index; a custom index of higher yielding constituents from the MSCI All Country World Index (ex US); Barclays U.S. Government/Credit 1-7 Years ex. BBB Index; Lipper Short-Intermediate Investment Grade Debt Funds Average; and Lipper Short-Intermediate U.S. Government Funds Average. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

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The following table reflects information as of October 31, 2014:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
James B. Lovelace	Over $1,000,000	6	$159.2	None		None
Joyce E. Gordon	Over $1,000,000	3	$199.4	None		None
David A. Hoag	Over $1,000,000	4	$38.1	None		None
Darcy Kopcho	Over $1,000,000	1	$0.1	6	$2.08	30[5]	$7.99
David M. Riley	Over $1,000,000	3	$95.5	1	$0.22	None
Bradley J. Vogt	Over $1,000,000	5	$227.9	None		None
Grant L. Cambridge	$500,001 – $1,000,000	None		None		None
Timothy D. Armour	Over $1,000,000	1	$14.4	None		None
L. Alfonso Barroso	$500,001 – $1,000,000	3	$102.4	1	$0.22	None
Winnie Kwan	$100,001 – $500,000	2	$30.5	None		None
Philip Winston	$100,001 – $500,000	7	$2.8	5	$4.17	591[6]	$22.72

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC or account has an advisory fee that is based on the performance of the RIC or account.

3 Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.

4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.

5 The advisory fee of four of these accounts (representing $4.30 billion in total assets) is based partially on their investment results.

6 The advisory fee of two of these accounts (representing $2.76 billion in total assets) is based partially on their investment results.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until October 31, 2016, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles.

The management fee is based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.240%	$ 0	$ 1,000,000,000
0.200	1,000,000,000	2,000,000,000
0.180	2,000,000,000	3,000,000,000
0.165	3,000,000,000	5,000,000,000
0.155	5,000,000,000	8,000,000,000
0.150	8,000,000,000	13,000,000,000
0.145	13,000,000,000	17,000,000,000
0.140	17,000,000,000	21,000,000,000
0.135	21,000,000,000	27,000,000,000
0.130	27,000,000,000	34,000,000,000

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Rate	Net asset level
	In excess of	Up to
0.125	34,000,000,000	44,000,000,000
0.120	44,000,000,000	55,000,000,000
0.117	55,000,000,000	71,000,000,000
0.114	71,000,000,000	89,000,000,000
0.112	89,000,000,000	115,000,000,000
0.110	115,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Rate	Monthly gross income
	In excess of	Up to
3.00%	$ 0	$100,000,000
2.50	100,000,000

Assuming net assets of $30 billion and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be .24%, .27%, .30%, ..32% and .35%, respectively.

For the fiscal years ended October 31, 2014, 2013 and 2012, the investment adviser received from the fund management fees of $242,445,000, $196,096,000 and $188,207,000, respectively.

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, F, R and 529 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, F, R and 529 shares. The Administrative Agreement will continue in effect until October 31, 2016, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for administrative services. Administrative services fees are paid monthly and accrued daily.

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During the 2014 fiscal year, administrative services fees were:

Administrative services fee
Class A	$6,778,000
Class C	3,521,000
Class F-1	2,020,000
Class F-2	1,520,000
Class 529-A	1,074,000
Class 529-B	32,000
Class 529-C	352,000
Class 529-E	45,000
Class 529-F-1	33,000
Class R-1	75,000
Class R-2	376,000
Class R-2E	—*
Class R-3	514,000
Class R-4	277,000
Class R-5	213,000
Class R-6	1,877,000

*Amount less than $1,000.

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Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class B and 529-B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the .75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

· For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisors upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisors, in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-2E, R-3 and R-4 shares.

To the extent the fund serves as an underlying investment for certain variable annuity products, the Principal Underwriter may receive compensation from the variable annuity’s sponsoring insurance company. These payments generally cover expenses associated with the education and training efforts that the Principal Underwriter provides to the insurance company’s sales force.

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Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2014	$22,887,000	$100,027,000
	2013	23,305,000	103,194,000
	2012	16,983,000	76,732,000
Class C	2014	293,000	8,123,000
	2013	—	7,232,000
	2012	—	4,675,000
Class 529-A	2014	900,000	4,141,000
	2013	952,000	4,459,000
	2012	981,000	4,673,000
Class 529-C	2014	20,000	654,000
	2013	8,000	673,000
	2012	40,000	661,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, R-5E, R-5 or R-6, no 12b-1 fees are paid from Class F-2, R-5E, R-5 or R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

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Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .30% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

Class B and 529-B — The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

Other share classes (Class C, F-1, 529-C, 529-E, 529-F-1, R-1, R-2, R-2E, R-3 and R-4) — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class F-1	0.25	—	0.50
Class 529-C	0.25	0.75	1.00
Class 529-E	0.25	0.25	0.75
Class 529-F-1	0.25	—	0.50
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

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During the 2014 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$162,728,000	$16,477,000
Class B	10,226,000	796,000
Class C	70,297,000	7,518,000
Class F-1	10,098,000	883,000
Class 529-A	4,797,000	570,000
Class 529-B	636,000	59,000
Class 529-C	7,005,000	935,000
Class 529-E	454,000	63,000
Class 529-F-1	—	—
Class R-1	1,493,000	217,000
Class R-2	5,587,000	855,000
Class R-2E	—*	—*
Class R-3	5,122,000	779,000
Class R-4	1,383,000	216,000

*Amount less than $1,000.

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisors to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial advisor. If you need a financial advisor, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia529 — With respect to Class 529 shares, as compensation for its oversight and administration, Virginia529 receives a quarterly fee accrued daily and calculated at the annual rate of .10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, .07% on net assets between $30 billion and $50 billion, .06% on net assets between $50 billion and $70 billion and .05% on net assets over $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter.

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Other compensation to dealers — As of July 2015, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AIG Advisor Group

FSC Securities Corporation

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Woodbury Financial Services, Inc.

AEGON/Transamerica/Diversified

 Diversified Capital Corporation

 Diversified Resources, LLC

 Diversified Securities, Incorporated

 Merrill Lynch Life Insurance Company Of New York

 Transam Securities, Inc.

 Transamerica Advisors Life Insurance Company

 Transamerica Financial Advisors, Inc.

 Transamerica Financial Life Insurance Company

 Transamerica Investors Securities Corporation

 TransAmerica Life Insurance Co.

 Transamerica Premier Life Insurance Company

 Western Reserve Life Insurance Co.

American Portfolios Financial Services, Inc.

AXA Advisors

AXA Advisors, LLC

Cadaret, Grant & Co., Inc.

Cambridge

Cambridge Investment Research, Inc.

Cetera Financial Group

 Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

CIMAS, LLC

First Allied Securities Inc

Investors Capital Corp.

J.P. Turner & Company, L.L.C.

Legend Equities Corporation

Summit Brokerage Services, Inc.

Commonwealth

Commonwealth Financial Network

D.A. Davidson & Co.

 Crowell, Weedon & Co.

D.A. Davidson & Co.

Edward Jones Organization

 Edward Jones Health Savings Account

Edward Jones

Hefren-Tillotson

 Hefren-Tillotson, Inc.

Capital Income Builder — Page 46

HTK / Janney Montgomery Group

Hornor, Townsend & Kent, Inc.

Janney Montgomery Scott LLC

J.J.B. Hilliard Lyons

Hilliard Lyons Trust Company LLC

J. J. B. Hilliard, W. L. Lyons, LLC

J.P. Morgan Chase Banc One

 J.P. Morgan Institutional Investments, Inc.

J.P. Morgan Securities LLC

JP Morgan Chase Bank, N.A.

Ladenburg Thalmann Group

 Investacorp, Inc.

KMS Financial Services, Inc.

Ladenburg, Thalmann & Co., Inc.

Triad Advisors, Inc.

Securities America, Inc.

Securities Service Network Inc.

Lincoln Network

 Lincoln Capital Corp (RI)

 Lincoln Financial Advisors Corp

Lincoln Financial Distributors, Inc.

Lincoln Financial Securities Corporation

Lincoln Investment Advisors Corporation

Lincoln Management

Lincoln-Legacy

LPL Group

 LPL Financial LLC

Mass Mutual / MML

 MassMutual Trust Company FSB

 Massmutual Trust Company, FSB (The)

 MML Distributors LLC

 MML Investors Services, LLC

Merrill Lynch Banc of America

 Bank Of America

 Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metlife Enterprises

 MetLife Advisers, LLC

Metlife Securities Inc.

New England Securities

Morgan Stanley Smith Barney

Morgan Stanley Smith Barney LLC

NFP Securities

 NFP Advisor Services LLC

NFP Securities Inc

NMIS

Northwestern Mutual Investment Services, LLC

NPH / Jackson National

Invest Financial Corporation

Investment Centers of America, Inc.

National Planning Corporation

SII Investments, Inc.

Park Avenue Securities LLC

Capital Income Builder — Page 47

PFS

PFS Investments Inc.

Puplava Securities, Inc.

PNC Network

 PNC Bank, National Association

 PNC Investments LLC

Raymond James Group

Morgan Keegan & Company, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services Inc.

RBC Capital Markets Corporation

Robert W. Baird & Co, Incorporated

Securian / H. Beck / CRI

 CRI Securities, LLC

H. Beck, Inc.

Minnesota Life Insurance Company

Securian Financial Services, Inc.

Stifel, Nicolaus & Company, Incorporated

UBS

UBS Financial Services Inc.

UBS Securities, LLC

Voya Financial

 ING Financial Advisers, LLC

 Voya Financial Advisors Inc

Voya Financial Partners LLC

Voya Retirement Advisors LLC

Wells Fargo Network

First Clearing LLC

Wells Fargo

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors Investment Services Group

Wells Fargo Advisors Latin American Channel

Wells Fargo Advisors Private Client Group

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace in respect of both execution and research — taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates, commission rates that other institutional investors are paying, and the provision of brokerage and research products and services. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, either directly or through a commission sharing arrangement, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services, it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

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The investment adviser may pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer to be used to compensate the broker-dealer for proprietary research or to be paid to a third-party research provider for research it has provided.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

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Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended October 31, 2014, 2013 and 2012 amounted to $37,886,000, $28,359,000 and $26,561,000, respectively. The volume of trading activity increased during the 2014 fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the 2014 fiscal year, the fund’s regular broker-dealers included Goldman Sachs & Co., Citigroup Global Markets Inc, Credit Suisse Group AG and Morgan Stanley & Co. LLC. At the end of the 2014 fiscal year, the fund held debt securities of Goldman Sachs Group, Inc. in the amount of $194,183,000. The fund held debt and equity securities of Citigroup Inc. in the amount of $43,586,000 and Morgan Stanley & Co. LLC in the amount of $68,993,000. The fund held equity securities of Credit Suisse Group AG in the amount of $126,002,000.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund’s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

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Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

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Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

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Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains

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and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at americanfunds.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, B, C or F-1 shares also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial advisor or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial advisor — Deliver or mail a check to your financial advisor.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to Virginia529 for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Class F-2 shares may be made available to other registered investment companies approved by the fund.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company’s Capital Group Private Client Services division.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds Money Market Fund to Class C shares of American Funds Short-Term Tax-Exempt Bond Fund, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, Short-Term Bond Fund of America or American Funds Inflation Linked Bond Fund. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or americanfunds.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion.

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In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

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Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account.

Exchanging Class F-1 shares for Class F-2 shares — If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts. The ability to link SEP and SIMPLE IRA accounts at the plan level may not be available to you depending on the policies and system capabilities of your financial intermediary.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and

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children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children (these policies are subject to the dealer’s policies and system capabilities);
(3)	currently registered investment advisors (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible RIAs”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible RIAs or the spouses, children or parents of the Eligible RIAs are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible RIAs, their spouses, parents and/or children (these policies are subject to the RIA’s policies and system capabilities);
(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc. and its affiliated companies;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)	wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and
(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. These privileges may not be available if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

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· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

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· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

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Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

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If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

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Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Capital Income Builder — Page 73

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your advisor or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial advisor or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for

Capital Income Builder — Page 74

losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

Capital Income Builder — Page 75

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2014 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$65,594,000
Class B	1,039,000
Class C	6,900,000
Class F-1	4,429,000
Class F-2	3,093,000
Class 529-A	1,628,000
Class 529-B	58,000
Class 529-C	575,000
Class 529-E	34,000
Class 529-F-1	51,000
Class R-1	147,000
Class R-2	2,541,000
Class R-2E	—*
Class R-3	1,650,000
Class R-4	555,000
Class R-5	204,000
Class R-6	8,000

*Amount less than $1,000.

Capital Income Builder — Page 76

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — O’Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. Certain legal matters in connection with the shares offered by the prospectus have been passed upon for the fund by O’Melveny & Myers LLP. Counsel does not provide legal services to the fund’s investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on October 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Capital Income Builder — Page 77

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — April 30, 2015

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$61.07
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$64.79

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

Capital Income Builder — Page 78

Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
Stock and stock/fixed income funds
AMCAP Fund®	002	202	302	402	602
American Balanced Fund®	011	211	311	411	611
American Funds Developing World Growth and Income FundSM	30100	32100	33100	34100	36100
American Funds Global Balanced FundSM	037	237	337	437	637
American Mutual Fund®	003	203	303	403	603
Capital Income Builder®	012	212	312	412	612
Capital World Growth and Income Fund®	033	233	333	433	633
EuroPacific Growth Fund®	016	216	316	416	616
Fundamental Investors®	010	210	310	410	610
The Growth Fund of America®	005	205	305	405	605
The Income Fund of America®	006	206	306	406	606
International Growth and Income FundSM	034	234	334	434	634
The Investment Company of America®	004	204	304	404	604
The New Economy Fund®	014	214	314	414	614
New Perspective Fund®	007	207	307	407	607
New World Fund®	036	236	336	436	636
SMALLCAP World Fund®	035	235	335	435	635
Washington Mutual Investors FundSM	001	201	301	401	601
Fixed income funds
American Funds Inflation Linked Bond Fund®	060	260	360	460	660
American Funds Mortgage Fund®	042	242	342	442	642
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	439	639
American Funds Tax-Exempt Fund of New York®	041	241	341	441	641
American High-Income Municipal Bond Fund®	040	240	340	440	640
American High-Income Trust®	021	221	321	421	621
The Bond Fund of America®	008	208	308	408	608
Capital World Bond Fund®	031	231	331	431	631
Intermediate Bond Fund of America®	023	223	323	423	623
Limited Term Tax-Exempt Bond Fund of America®	043	243	343	443	643
Short-Term Bond Fund of America®	048	248	348	448	648
The Tax-Exempt Bond Fund of America®	019	219	319	419	619
The Tax-Exempt Fund of California®	020	220	320	420	620
The Tax-Exempt Fund of Maryland®*	024	224	324	424	624
The Tax-Exempt Fund of Virginia®*	025	225	325	425	625
U.S. Government Securities Fund®	022	222	322	422	622
Money market fund
American Funds Money Market Fund®	059	259	359	459	659

___________

*Qualified for sale only in certain jurisdictions.

Capital Income Builder — Page 79

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Stock and stock/fixed income funds
AMCAP Fund	1002	1202	1302	1502	1402
American Balanced Fund	1011	1211	1311	1511	1411
American Funds Developing World Growth and Income Fund	10100	12100	13100	15100	14100
American Funds Global Balanced Fund	1037	1237	1337	1537	1437
American Mutual Fund	1003	1203	1303	1503	1403
Capital Income Builder	1012	1212	1312	1512	1412
Capital World Growth and Income Fund	1033	1233	1333	1533	1433
EuroPacific Growth Fund	1016	1216	1316	1516	1416
Fundamental Investors	1010	1210	1310	1510	1410
The Growth Fund of America	1005	1205	1305	1505	1405
The Income Fund of America	1006	1206	1306	1506	1406
International Growth and Income Fund	1034	1234	1334	1534	1434
The Investment Company of America	1004	1204	1304	1504	1404
The New Economy Fund	1014	1214	1314	1514	1414
New Perspective Fund	1007	1207	1307	1507	1407
New World Fund	1036	1236	1336	1536	1436
SMALLCAP World Fund	1035	1235	1335	1535	1435
Washington Mutual Investors Fund	1001	1201	1301	1501	1401
Fixed income funds
American Funds Inflation Linked Bond Fund	1060	1260	1360	1560	1460
American Funds Mortgage Fund	1042	1242	1342	1542	1442
American High-Income Trust	1021	1221	1321	1521	1421
The Bond Fund of America	1008	1208	1308	1508	1408
Capital World Bond Fund	1031	1231	1331	1531	1431
Intermediate Bond Fund of America	1023	1223	1323	1523	1423
Short-Term Bond Fund of America	1048	1248	1348	1548	1448
U.S. Government Securities Fund	1022	1222	1322	1522	1422
Money market fund
American Funds Money Market Fund	1059	1259	1359	1559	1459

Capital Income Builder — Page 80

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659

Capital Income Builder — Page 81

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Target Date Retirement Series®
American Funds 2060 Target Date Retirement FundSM	083	283	383	483	683
American Funds 2055 Target Date Retirement Fund®	082	282	382	482	682
American Funds 2050 Target Date Retirement Fund®	069	269	369	469	669
American Funds 2045 Target Date Retirement Fund®	068	268	368	468	668
American Funds 2040 Target Date Retirement Fund®	067	267	367	467	667
American Funds 2035 Target Date Retirement Fund®	066	266	366	466	36066
American Funds 2030 Target Date Retirement Fund®	065	265	365	465	665
American Funds 2025 Target Date Retirement Fund®	064	264	364	464	664
American Funds 2020 Target Date Retirement Fund®	063	263	363	463	663
American Funds 2015 Target Date Retirement Fund®	062	262	362	462	662
American Funds 2010 Target Date Retirement Fund®	061	261	361	461	661

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2060 Target Date Retirement FundSM	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2761	2561	2661

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds College Target Date Series®
American Funds College 2033 FundSM	10103	12103	13103	15103	14103
American Funds College 2030 Fund®	1094	1294	1394	1594	1494
American Funds College 2027 Fund®	1093	1293	1393	1593	1493
American Funds College 2024 Fund®	1092	1292	1392	1592	1492
American Funds College 2021 Fund®	1091	1291	1391	1591	1491
American Funds College 2018 Fund®	1090	1290	1390	1590	1490
American Funds College Enrollment Fund®	1088	1288	1388	1588	1488

Capital Income Builder — Page 82

Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	255	355	455	655
American Funds Growth PortfolioSM	053	253	353	453	653
American Funds Growth and Income PortfolioSM	051	251	351	451	651
American Funds Balanced PortfolioSM	050	250	350	450	650
American Funds Income PortfolioSM	047	247	347	447	647
American Funds Tax-Advantaged Income PortfolioSM	046	246	346	446	646
American Funds Preservation PortfolioSM	045	245	345	445	645
American Funds Tax-Exempt Preservation PortfolioSM	044	244	344	444	644
Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds Global Growth Portfolio	1055	1255	1355	1555	1455
American Funds Growth Portfolio	1053	1253	1353	1553	1453
American Funds Growth and Income Portfolio	1051	1251	1351	1551	1451
American Funds Balanced Portfolio	1050	1250	1350	1550	1450
American Funds Income Portfolio	1047	1247	1347	1547	1447
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1245	1345	1545	1445
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A
Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Balanced Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Capital Income Builder — Page 83

	Fund numbers
Fund	Class A	Class B		Class C	Class F-1		Class F-2
American Funds Retirement Income Portfolio SeriesSM
American Funds Retirement Income Portfolio – ConservativeSM	30109	32109		33109	34109		36109
American Funds Retirement Income Portfolio – ModerateSM	30110	32110		33110	34110		36110
American Funds Retirement Income Portfolio – EnhancedSM	30111	32111		33111	34111		36111
	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

Capital Income Builder — Page 84

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

Capital Income Builder — Page 85

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

Capital Income Builder — Page 86

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Capital Income Builder — Page 87

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

Capital Income Builder — Page 88

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital Income Builder — Page 89

Description of commercial paper ratings

Moody’s

Commercial paper ratings (highest three ratings)

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Capital Income Builder — Page 90

Capital Income Builder®

Investment portfolio
April 30, 2015
unaudited
Common stocks 81.09% Financials 12.73%	Shares	Value (000)
Sampo Oyj, Class A1	22,232,801	$1,079,122
Crown Castle International Corp.	11,707,400	977,919
HSBC Holdings PLC (HKD denominated)[1]	52,922,653	523,469
HSBC Holdings PLC (GBP denominated)[1]	41,296,077	409,631
Prudential PLC[1]	25,113,057	626,705
Ventas, Inc.	8,953,712	616,911
CME Group Inc., Class A	6,369,400	579,042
HCP, Inc.	13,795,421	555,817
Legal & General Group PLC[1]	114,214,405	454,282
Swedbank AB, Class A1	18,658,574	433,539
Standard Life PLC[1]	59,750,690	428,150
Principal Financial Group, Inc.	6,555,600	335,122
Svenska Handelsbanken AB, Class A1	6,693,443	307,904
Public Storage	1,550,000	291,260
Starwood Property Trust, Inc.	11,392,000	273,522
Link Real Estate Investment Trust[1]	43,905,000	272,319
BNP Paribas SA1	3,960,000	249,327
Bank of China Ltd., Class H1	351,855,000	241,684
Toronto-Dominion Bank (CAD denominated)	5,137,241	237,169
Wells Fargo & Co.	4,280,500	235,856
Alexandria Real Estate Equities, Inc.	2,455,904	226,876
BB&T Corp.	5,917,500	226,581
Iron Mountain Inc.	6,486,226	223,710
New York Community Bancorp, Inc.	12,422,000	213,534
Westpac Banking Corp.[1]	7,086,077	203,734
Royal Bank of Canada	3,000,000	199,196
Aberdeen Asset Management PLC[1]	26,275,000	191,056
RioCan Real Estate Investment Trust	7,155,200	177,086
Mercury General Corp.[2]	2,809,700	154,365
Barclays PLC[1]	39,233,539	153,597
Hospitality Properties Trust	5,000,000	150,400
Lloyds Banking Group PLC[1]	123,467,500	146,495
Old Republic International Corp.	9,176,200	140,304
Arthur J. Gallagher & Co.	2,786,989	133,302
Deutsche Börse AG1	1,547,300	128,999
Industrial and Commercial Bank of China Ltd., Class H1	131,970,000	114,648
Credit Suisse Group AG1	3,560,000	94,323
Skandinaviska Enskilda Banken AB, Class A1	6,880,000	86,927
Sunway Real Estate Investment Trust[1]	137,445,600	65,950
TAG Immobilien AG1	4,728,577	60,720
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1,2]	145,255,000	59,954
Bank of Nova Scotia	1,006,400	55,496
Equity Residential	750,500	55,432
Unibail-Rodamco SE, non-registered shares[1]	199,000	54,657
Marsh & McLennan Companies, Inc.	973,000	54,644
People’s United Financial, Inc.	3,125,000	47,219
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	9,765,000	40,221
Capital Income Builder — Page 1 of 30

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Altisource Residential Corp.	1,914,000	$36,653
Fortune Real Estate Investment Trust[1]	33,946,000	35,031
Sun Hung Kai Properties Ltd.[1]	2,004,167	33,344
CDL Hospitality Trusts, units[1]	19,078,500	24,722
Gjensidige Forsikring ASA[1]	1,250,000	21,743
Fibra Uno Administración, SA de CV	8,630,000	21,533
Cache Logistics Trust[1]	21,398,500	19,081
Société Générale[1]	376,945	18,805
		12,799,088
Consumer staples 11.67%
Philip Morris International Inc.	34,603,898	2,888,387
Altria Group, Inc.	46,160,505	2,310,333
Imperial Tobacco Group PLC[1]	19,044,315	931,122
Reynolds American Inc.	12,015,982	880,772
Coca-Cola Co.	18,142,274	735,851
Kraft Foods Group, Inc.	8,315,766	704,761
Nestlé SA1	8,885,709	692,905
Lorillard, Inc.	7,417,900	518,215
Unilever PLC[1]	7,710,000	338,522
Procter & Gamble Co.	4,230,000	336,327
British American Tobacco PLC[1]	5,979,476	328,884
Japan Tobacco Inc.[1]	9,319,200	326,076
Tate & Lyle PLC[1]	21,837,646	199,758
Kimberly-Clark Corp.	1,500,000	164,535
Treasury Wine Estates Ltd.[1]	21,720,626	95,407
Unilever NV, depository receipts[1]	2,146,000	93,407
PepsiCo, Inc.	862,000	81,994
Coca-Cola Amatil Ltd.[1]	5,723,000	46,387
Orior AG1,2	367,227	22,180
Philip Morris CR as1	42,500	18,109
Convenience Retail Asia Ltd.[1]	18,404,000	11,635
Woolworths Ltd.[1]	365,000	8,475
		11,734,042
Health care 10.24%
AbbVie Inc.	33,482,801	2,164,998
Novartis AG1	19,145,000	1,978,044
Amgen Inc.	11,852,909	1,871,693
GlaxoSmithKline PLC[1]	53,330,900	1,233,801
Pfizer Inc.	22,560,800	765,488
AstraZeneca PLC[1]	5,698,400	392,702
AstraZeneca PLC (ADR)	3,158,200	216,274
Roche Holding AG1	1,277,200	367,884
Bristol-Myers Squibb Co.	4,350,100	277,232
Merck & Co., Inc.	4,459,200	265,590
Takeda Pharmaceutical Co. Ltd.[1]	4,400,000	226,048
Sonic Healthcare Ltd.[1]	12,645,208	198,279
Orion Oyj, Class B1	4,778,809	156,601
Johnson & Johnson	1,000,000	99,200
Bayer AG1,3	573,000	83,474
		10,297,308
Capital Income Builder — Page 2 of 30

unaudited
Common stocks Telecommunication services 10.01%	Shares	Value (000)
Verizon Communications Inc.	59,163,811	$2,984,223
Singapore Telecommunications Ltd.[1]	465,131,500	1,554,232
AT&T Inc.	37,983,377	1,315,744
CenturyLink, Inc.	21,701,878	780,399
Vodafone Group PLC[1]	192,656,864	679,903
TDC A/S1,2	55,465,244	422,057
TalkTalk Telecom Group PLC[1,2]	56,746,393	318,261
TeliaSonera AB1	43,044,000	267,709
China Mobile Ltd.[1]	16,720,000	239,073
HKT Trust and HKT Ltd., units[1]	174,005,460	232,845
BCE Inc.	4,237,000	186,793
TELUS Corp.	4,828,508	167,007
MTN Group Ltd.[1]	7,101,000	142,286
NTT DoCoMo, Inc.[1]	7,784,700	138,335
Advanced Info Service PCL[1]	18,358,000	133,365
Hutchison Telecommunications Hong Kong Holdings Ltd.[1]	214,176,000	99,244
Mobile TeleSystems OJSC (ADR)	7,913,550	95,596
SmarTone Telecommunications Holdings Ltd.[1]	51,596,000	94,129
Telstra Corp. Ltd.[1]	13,214,000	64,979
MegaFon OJSC (GDR)[1]	3,723,387	63,272
Swisscom AG1	48,627	29,016
KDDI Corp.[1]	1,152,000	27,221
China Unicom (Hong Kong) Ltd.[1,3]	12,200,000	22,913
		10,058,602
Utilities 8.41%
SSE PLC[1,2]	75,843,133	1,796,506
Dominion Resources, Inc.	15,083,695	1,081,199
National Grid PLC[1]	78,696,056	1,058,066
EDP - Energias de Portugal, SA1	149,683,920	599,116
Duke Energy Corp.	7,417,495	575,375
Exelon Corp.	11,556,444	393,150
Fortum Oyj[1]	18,396,246	363,704
DTE Energy Co.	3,592,000	286,031
Cheung Kong Infrastructure Holdings Ltd.[1]	33,618,000	285,661
CMS Energy Corp.	7,286,000	247,214
FirstEnergy Corp.	6,055,000	217,435
Glow Energy PCL[1,2]	78,527,000	203,026
Southern Co.	4,500,000	199,350
Power Assets Holdings Ltd.[1]	19,387,700	195,858
Red Eléctrica de Corporación, SA1	1,940,508	162,848
Ratchaburi Electricity Generating Holding PCL[1,2]	77,350,000	140,644
Centrica PLC[1]	32,169,700	125,758
Pennon Group PLC[1]	9,026,989	118,688
ENDESA, SA1	4,350,716	86,349
Snam SPA[1]	13,180,000	68,673
PG&E Corp.	1,225,000	64,827
GDF SUEZ SA1	3,168,624	64,540
PT Perusahaan Gas Negara (Persero) Tbk[1]	157,220,000	49,611
Sempra Energy	337,309	35,812
Infratil Ltd.[1]	14,867,000	35,392
		8,454,833
Capital Income Builder — Page 3 of 30

unaudited
Common stocks Energy 8.12%	Shares	Value (000)
Kinder Morgan, Inc.	38,829,373	$1,667,722
Royal Dutch Shell PLC, Class B1	39,834,000	1,282,488
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	6,784,318	213,694
BP PLC[1]	145,192,400	1,047,633
ConocoPhillips	10,912,300	741,163
Exxon Mobil Corp.	6,636,200	579,805
Suncor Energy Inc.	16,020,900	521,725
Spectra Energy Corp	13,261,220	493,980
Eni SpA[1]	20,057,000	386,092
National Oilwell Varco Inc.	4,800,000	261,168
Chevron Corp.	2,227,700	247,408
Crescent Point Energy Corp.	9,408,000	245,708
Veresen Inc.[2]	15,072,100	226,612
Enbridge Inc. (CAD denominated)	3,823,000	199,816
Canyon Services Group Inc.[2]	4,040,500	27,528
Seadrill Ltd.	800,000	10,472
Kværner ASA[1]	11,219,338	8,792
		8,161,806
Industrials 5.15%
Lockheed Martin Corp.	5,663,900	1,056,884
General Electric Co.	36,507,000	988,610
BAE Systems PLC[1]	53,079,530	413,199
Kühne + Nagel International AG1	2,149,000	323,097
Singapore Technologies Engineering Ltd[1]	107,424,000	293,384
KONE Oyj, Class B1	6,322,000	272,506
KAR Auction Services, Inc.	6,750,600	251,190
R.R. Donnelley & Sons Co.[2]	11,498,873	214,109
Sydney Airport, units[1]	41,266,690	175,572
VINCI SA1	2,631,070	161,392
COSCO Pacific Ltd.[1]	90,720,001	142,378
Norfolk Southern Corp.	1,211,100	122,139
Schneider Electric SE1	1,609,699	120,037
BTS Rail Mass Transit Growth Infrastructure Fund[1,2]	367,453,100	115,965
Andritz AG1	1,919,000	112,189
Rexel SA1	3,425,425	64,592
Waste Management, Inc.	1,295,000	64,141
Hutchison Whampoa Ltd.[1]	3,600,000	53,109
Nielsen NV	1,176,000	52,849
Air New Zealand Ltd.[1]	21,975,736	45,247
CCR SA, ordinary nominative	6,450,000	35,537
Safran SA1	380,000	27,735
United Technologies Corp.	242,000	27,527
PayPoint PLC[1]	1,905,000	24,994
CTCI Corp.[1]	9,300,000	16,347
		5,174,729
Consumer discretionary 4.45%
Daimler AG1	7,058,900	682,417
Las Vegas Sands Corp.	10,376,800	548,725
Hasbro, Inc.	4,174,984	295,547
Six Flags Entertainment Corp.[2]	6,081,400	285,947
McDonald’s Corp.	2,470,000	238,478
Greene King PLC[1,2]	17,465,299	222,271
Li & Fung Ltd.[1]	212,936,000	217,023
Capital Income Builder — Page 4 of 30

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
SES SA, Class A (FDR)[1]	5,253,200	$183,791
William Hill PLC[1]	31,664,444	175,194
Gannett Co., Inc.	4,881,600	167,537
HUGO BOSS AG1	1,285,927	159,039
Marks and Spencer Group PLC[1]	18,195,000	154,126
SJM Holdings Ltd.[1]	121,311,000	153,765
RTL Group SA, non-registered shares[1]	1,173,265	110,060
Electrolux AB, Series B1	3,287,000	97,987
Marston’s PLC[1,2]	37,254,228	90,396
Target Corp.	1,080,000	85,136
Leggett & Platt, Inc.	1,750,000	74,323
ProSiebenSat.1 Media AG1	1,403,543	72,227
Stella International Holdings Ltd.[1]	26,606,500	72,001
Ladbrokes PLC[1]	44,306,300	69,623
Kingfisher PLC[1]	11,740,800	63,208
Industria de Diseño Textil, SA1	1,864,000	59,738
Home Depot, Inc.	528,932	56,585
Matas A/S1	1,398,000	33,104
Ekornes ASA[1,2]	1,990,851	28,028
H & M Hennes & Mauritz AB, Class B1	623,000	24,755
Fielmann AG1	265,442	18,129
Darden Restaurants, Inc.	250,000	15,943
Chow Sang Sang Holdings International Ltd.[1]	6,071,000	13,980
Sitoy Group Holdings Ltd.[1]	12,904,000	8,014
Revel AC, Inc.[1,3,4]	41,667	—
		4,477,097
Information technology 3.90%
Texas Instruments Inc.	14,889,000	807,133
Cisco Systems, Inc.	22,400,000	645,792
Microsoft Corp.	10,180,600	495,184
Quanta Computer Inc.[1]	143,465,190	359,405
Xilinx, Inc.	5,570,200	241,524
Seagate Technology	3,928,160	230,661
VTech Holdings Ltd.[1,2]	16,512,300	229,626
Moneysupermarket.com Group PLC[1,2]	42,428,401	182,301
Paychex, Inc.	3,282,000	158,816
Maxim Integrated Products, Inc.	4,144,207	136,054
STMicroelectronics NV1	12,800,000	102,005
Western Union Co.	4,712,000	95,559
Accenture PLC, Class A	701,000	64,948
Apple Inc.	467,300	58,483
Delta Electronics, Inc.[1]	8,433,677	50,706
Automatic Data Processing, Inc.	345,600	29,217
Atea ASA[1]	1,725,000	19,252
Avago Technologies Ltd.	160,700	18,783
		3,925,449
Materials 2.28%
Rio Tinto PLC[1]	10,598,000	472,108
Amcor Ltd.[1]	43,931,264	467,498
LyondellBasell Industries NV	3,205,400	331,823
Dow Chemical Co.	5,104,900	260,350
BASF SE1	1,640,000	164,529
E.I. du Pont de Nemours and Co.	2,000,000	146,400
Capital Income Builder — Page 5 of 30

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Nucor Corp.	2,768,819	$135,285
Givaudan SA1	66,000	124,308
RPM International, Inc.	1,820,000	86,523
Koninklijke DSM NV1	905,700	51,489
Praxair, Inc.	265,500	32,372
Israel Chemicals Ltd.[1]	2,570,000	17,981
		2,290,666
Miscellaneous 4.13%
Other common stocks in initial period of acquisition		4,146,602
Total common stocks (cost: $68,670,760,000)		81,520,222
Preferred securities 0.04% Utilities 0.02%
Southern Co. 5.625%	800,000	20,080
U.S. government agency securities 0.01%
CoBank, ACB, Class E, noncumulative[5]	13,000	9,124
Financials 0.01%
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,252
Citigroup Inc., Series K, depositary shares	68,200	1,856
Morgan Stanley, Series I, depositary shares	49,600	1,295
		8,403
Total preferred securities (cost: $40,939,000)		37,607
Convertible stocks 0.23% Utilities 0.04%
Exelon Corp., convertible preferred, units	854,000	42,076
Financials 0.03%
Bank of America Corp., Series L, 7.25% convertible preferred	18,000	20,862
Fannie Mae 5.375% convertible preferred 2032[3]	240	3,840
		24,702
Miscellaneous 0.16%
Other convertible stocks in initial period of acquisition		163,160
Total convertible stocks (cost: $242,385,000)		229,938
Convertible bonds 0.14% Financials 0.14%	Principal amount (000)
Goldman Sachs, Equity Linked Notes (Microsoft), 4.87% 2015	$ 2,427	112,561
Bank of Ireland 10.00% convertible notes 2016	€23,175	28,044
Total convertible bonds (cost: $130,406,000)		140,605
Capital Income Builder — Page 6 of 30

unaudited
Bonds, notes & other debt instruments 15.45% U.S. Treasury bonds & notes 6.31% U.S. Treasury 5.58%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$6,000	$6,001
U.S. Treasury 2.125% 2015	50,000	50,086
U.S. Treasury 4.25% 2015[6]	50,000	50,614
U.S. Treasury 9.875% 2015	106,950	112,569
U.S. Treasury 2.625% 2016	25,000	25,503
U.S. Treasury 3.25% 2016[6]	50,000	51,698
U.S. Treasury 9.25% 2016	96,000	102,885
U.S. Treasury 0.50% 2017	12,400	12,386
U.S. Treasury 4.50% 2017	100,000	107,883
U.S. Treasury 4.625% 2017	100,000	107,303
U.S. Treasury 0.75% 2018	8,115	8,078
U.S. Treasury 3.50% 2018	75,000	80,476
U.S. Treasury 1.50% 2019	149,000	149,867
U.S. Treasury 1.50% 2019	83,125	83,901
U.S. Treasury 1.625% 2019	290,000	292,978
U.S. Treasury 1.625% 2019	99,630	101,109
U.S. Treasury 1.625% 2019	85,700	86,828
U.S. Treasury 1.625% 2019	38,820	39,316
U.S. Treasury 1.75% 2019	101,570	103,327
U.S. Treasury 3.125% 2019	205,000	220,111
U.S. Treasury 3.625% 2019	250,000	274,160
U.S. Treasury 1.125% 2020	51,950	51,171
U.S. Treasury 1.25% 2020	457,100	453,745
U.S. Treasury 1.375% 2020	66,500	66,347
U.S. Treasury 1.375% 2020	60,900	60,717
U.S. Treasury 2.625% 2020	150,000	158,281
U.S. Treasury 3.50% 2020	19,150	21,044
U.S. Treasury 8.50% 2020	76,000	101,116
U.S. Treasury 1.875% 2021	25,000	25,172
U.S. Treasury 2.125% 2021	215,000	219,797
U.S. Treasury 3.125% 2021	25,000	27,073
U.S. Treasury 3.625% 2021	10,000	11,108
U.S. Treasury 8.125% 2021	25,000	34,648
U.S. Treasury 1.50% 2022	120,000	117,792
U.S. Treasury 1.75% 2022	100,000	99,704
U.S. Treasury 1.75% 2022	2,750	2,740
U.S. Treasury 2.50% 2023	247,000	257,977
U.S. Treasury 2.75% 2023	44,650	47,501
U.S. Treasury 2.25% 2024	135,972	138,487
U.S. Treasury 2.75% 2024	41,400	43,997
U.S. Treasury 2.00% 2025	80,200	79,931
U.S. Treasury 6.875% 2025	25,000	36,211
U.S. Treasury 6.25% 2030	107,000	159,831
U.S. Treasury 3.00% 2044	36,755	38,647
U.S. Treasury 10.625% 2015	7,500	7,732
U.S. Treasury 7.50% 2016	190,000	210,588
U.S. Treasury 8.75% 2017	50,000	58,277
U.S. Treasury 8.875% 2017	135,850	161,238
U.S. Treasury 8.125% 2019	43,440	55,886
U.S. Treasury 8.75% 2020	179,000	242,720
U.S. Treasury 8.75% 2020	165,000	226,101
U.S. Treasury 8.00% 2021	77,500	107,552
Capital Income Builder — Page 7 of 30

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 6.25% 2023	$25,000	$33,383
U.S. Treasury 7.125% 2023	135,000	187,049
		5,610,642
U.S. Treasury inflation-protected securities 0.73%
U.S. Treasury Inflation-Protected Security 1.875% 2015[7]	47,979	48,576
U.S. Treasury Inflation-Protected Security 0.125% 2016[7]	56,724	57,437
U.S. Treasury Inflation-Protected Security 2.00% 2016[7]	23,649	24,249
U.S. Treasury Inflation-Protected Security 2.50% 2016[7]	58,105	61,062
U.S. Treasury Inflation-Protected Security 0.125% 2020[7]	50,414	51,198
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	84,013	84,626
U.S. Treasury Inflation-Protected Security 0.25% 2025[7]	68,865	69,854
U.S. Treasury Inflation-Protected Security 2.375% 2025[7]	124,505	151,578
U.S. Treasury Inflation-Protected Security 2.00% 2026[7]	5,912	7,033
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	99,264	115,644
U.S. Treasury Inflation-Protected Security 0.75% 2045[7]	58,801	59,244
		730,501
Total U.S. Treasury bonds & notes		6,341,143
Corporate bonds & notes 5.46% Financials 1.30%
ACE Capital Trust II 9.70% 2030	7,210	10,873
ACE INA Holdings Inc. 3.35% 2024	4,700	4,891
ACE INA Holdings Inc. 3.15% 2025	9,215	9,391
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,705	2,709
Alexandria Real Estate Equities, Inc. 3.90% 2023	6,000	6,130
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,205	1,251
American Campus Communities, Inc. 3.75% 2023	8,615	8,733
American Campus Communities, Inc. 4.125% 2024	12,190	12,669
American Express Co. 6.15% 2017	9,080	10,068
American International Group, Inc. 2.30% 2019	4,275	4,327
American International Group, Inc. 3.375% 2020	5,000	5,250
American International Group, Inc. 4.125% 2024	610	657
American International Group, Inc. 3.875% 2035	2,000	1,953
American International Group, Inc. 4.50% 2044	8,400	8,664
AvalonBay Communities, Inc. 3.625% 2020	10,110	10,702
AXA SA, Series B, junior subordinated 6.379% (undated)[5,8]	7,000	7,884
AXA SA, junior subordinated 6.463% (undated)[5,8]	1,900	2,025
Bank of America Corp., Series L, 3.625% 2016	3,045	3,117
Bank of America Corp. 3.75% 2016	2,270	2,341
Bank of America Corp. 5.75% 2017	5,000	5,497
Bank of America Corp. 5.65% 2018	1,940	2,148
Bank of America Corp. 5.875% 2021	5,000	5,817
Bank of America Corp. 3.30% 2023	2,805	2,815
Bank of America Corp. 4.00% 2024	3,260	3,422
Bank of America Corp., Series L, 2.25% 2020	17,200	17,091
Bank of America Corp., Series L, 3.95% 2025	14,500	14,329
Bank of America Corp. junior subordinated 6.50% noncumulative (undated)[8]	3,600	3,849
Bank of Ireland 10.24% (undated)	€57,905	68,539
Bank of New York Mellon Corp. 2.10% 2019	$15,000	15,182
Barclays Bank PLC 2.50% 2019	6,210	6,334
Barclays Bank PLC 5.14% 2020	15,525	17,201
Barclays Bank PLC 3.65% 2025	7,000	6,922
Capital Income Builder — Page 8 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BB&T Corp. 0.99% 2020[8]	$5,850	$5,874
BB&T Corp. 2.45% 2020	15,000	15,182
Berkshire Hathaway Finance Corp. 4.30% 2043	2,000	2,129
Berkshire Hathaway Inc. 4.40% 2042	3,000	3,229
Brandywine Operating Partnership, LP 5.70% 2017	41	44
Brandywine Operating Partnership, LP 3.95% 2023	170	172
CIT Group Inc. 5.00% 2017	7,000	7,263
CIT Group Inc. 3.875% 2019	2,525	2,509
Citigroup Inc. 1.70% 2018	6,500	6,480
Citigroup Inc. 3.30% 2025	10,350	10,276
Citigroup Inc, Series O, 5.875% (undated)	4,488	4,527
Citigroup Inc., Series P, 5.95% (undated)	9,913	9,873
Citigroup Inc. 2.50% 2018	7,500	7,650
Citigroup Inc. 8.50% 2019	12,656	15,677
Citigroup Inc. 3.953% 2016	7,500	7,745
CNA Financial Corp. 3.95% 2024	3,135	3,225
CNA Financial Corp. 7.35% 2019	6,000	7,193
Corporate Office Properties Trust 3.60% 2023	515	497
Credit Agricole SA 4.375% 2025[5]	4,000	3,965
Credit Suisse Group AG 1.70% 2018	10,000	9,992
Crescent Resources 10.25% 2017[5]	3,355	3,586
Crown Castle International Corp. 4.875% 2022	300	314
DCT Industrial Trust Inc. 4.50% 2023	7,090	7,495
DDR Corp. 3.625% 2025	2,505	2,493
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,194
Developers Diversified Realty Corp. 9.625% 2016	15,520	16,638
Developers Diversified Realty Corp. 7.50% 2017	27,306	30,247
Developers Diversified Realty Corp. 7.875% 2020	14,482	17,968
Discover Financial Services 10.25% 2019	4,334	5,483
E*TRADE Financial Corp. 4.625% 2023	4,000	4,095
EPR Properties 4.50% 2025	14,640	14,863
ERP Operating LP 5.75% 2017	16,022	17,501
ERP Operating LP 4.50% 2044	6,500	6,825
Essex Portfolio L.P. 3.875% 2024	9,035	9,374
Essex Portfolio L.P. 3.50% 2025	7,000	7,054
Essex Portfolio L.P. 3.25% 2023	7,845	7,831
Goldman Sachs Group, Inc. 2.60% 2020	26,905	27,058
Goldman Sachs Group, Inc. 4.00% 2024	10,000	10,481
Goldman Sachs Group, Inc. 3.50% 2025	16,885	16,939
Goldman Sachs Group, Inc. 1.071% 2017[8]	14,000	14,066
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,704
Goldman Sachs Group, Inc. 3.625% 2023	2,500	2,573
Goldman Sachs Group, Inc. 3.85% 2024	7,215	7,466
Goodman Funding Pty Ltd. 6.00% 2022[5]	30,590	34,971
Goodman Funding Pty Ltd. 6.375% 2020[5]	4,000	4,656
HBOS PLC 6.75% 2018[5]	25,085	28,111
Hospitality Properties Trust 6.30% 2016	1,400	1,441
Hospitality Properties Trust 5.625% 2017	5,895	6,279
Hospitality Properties Trust 6.70% 2018	5,978	6,547
Hospitality Properties Trust 5.00% 2022	5,250	5,603
Hospitality Properties Trust 4.50% 2023	5,980	6,133
Hospitality Properties Trust 4.50% 2025	3,925	4,001
HSBC USA Inc. 1.147% 2018[8]	5,000	5,061
Intercontinentalexchange, Inc. 4.00% 2023	9,500	10,222
Capital Income Builder — Page 9 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 5.017% 2024[5]	$2,270	$2,292
iStar Financial Inc. 4.875% 2018	1,650	1,652
iStar Financial Inc. 5.00% 2019	8,400	8,400
JPMorgan Chase & Co. 6.30% 2019	5,000	5,778
JPMorgan Chase & Co. 2.25% 2020	13,890	13,864
JPMorgan Chase & Co. 4.625% 2021	5,000	5,547
JPMorgan Chase & Co. 3.125% 2025	15,096	14,908
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	13,635	13,686
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[8]	49,540	52,884
Kimco Realty Corp. 4.30% 2018	12,000	12,887
Kimco Realty Corp. 6.875% 2019	1,320	1,562
Leucadia National Corp. 5.50% 2023	4,750	4,888
Liberty Mutual Group Inc. 4.85% 2044[5]	1,900	1,986
MetLife Global Funding I 2.30% 2019[5]	5,395	5,482
MetLife Global Funding I 2.00% 2020[5]	2,155	2,148
Metlife, Inc. 3.60% 2024	4,905	5,120
Metlife, Inc. 4.05% 2045	4,325	4,256
Morgan Stanley 3.80% 2016	5,000	5,147
Morgan Stanley 2.125% 2018	10,000	10,115
Morgan Stanley 3.70% 2024	965	989
Morgan Stanley 2.65% 2020	11,885	12,038
New York Life Global Funding 2.10% 2019[5]	6,000	6,106
New York Life Global Funding 1.95% 2020[5]	2,190	2,187
Nordea Bank AB 1.625% 2018[5]	2,500	2,503
Northern Trust Corp. 5.85% 2017[5]	10,150	11,312
Outfront Media Inc. 5.625% 2024[5]	75	78
Piedmont Operating Partnership LP 3.40% 2023	3,000	2,914
PNC Financial Services Group, Inc. 3.90% 2024	8,250	8,584
PNC Preferred Funding Trust I, junior subordinated 1.921% (undated)[5,8]	8,600	7,987
PRICOA Global Funding I 1.35% 2017[5]	4,000	4,012
Prologis, Inc. 3.35% 2021	7,000	7,256
Prudential Financial, Inc. 3.50% 2024	2,800	2,871
Prudential Financial, Inc. 4.60% 2044	3,900	3,974
QBE Insurance Group Ltd. 2.40% 2018[5]	15,035	15,227
Realogy Corp. 4.50% 2019[5]	1,500	1,533
Realogy Corp. 9.00% 2020[5]	10,000	10,950
Realogy Corp., LOC, 4.40% 2016[8,9,10]	146	144
Regions Financial Corp. 5.75% 2015	5,669	5,701
Regions Financial Corp. 2.00% 2018	15,000	14,966
Ryman Hospitality Properties, Inc. 5.00% 2021	3,975	4,059
Ryman Hospitality Properties, Inc. 5.00% 2023[5]	275	280
Scentre Group 2.375% 2019[5]	9,130	9,204
Scentre Group 2.375% 2021[5]	4,220	4,189
Scentre Group 3.25% 2025[5]	7,390	7,280
Scentre Group 3.50% 2025[5]	27,550	27,849
Select Income REIT 3.60% 2020	2,680	2,767
Select Income REIT 4.15% 2022	3,055	3,087
Select Income REIT 4.50% 2025	6,085	6,084
Simon Property Group, LP 6.125% 2018	5,665	6,448
Synovus Financial Corp. 7.875% 2019	7,000	7,945
Td Ameritrade Holding Co. 2.95% 2022	6,660	6,742
UBS AG 1.80% 2018	10,000	10,034
UDR, Inc. 3.70% 2020	4,410	4,651
Unum Group 7.125% 2016	10,000	10,799
Capital Income Builder — Page 10 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
UnumProvident Finance Co. PLC 6.85% 2015[5]	$961	$991
US Bancorp. 0.747% 2018[8]	5,000	5,039
WEA Finance LLC 1.75% 2017[5]	9,000	9,065
WEA Finance LLC 2.70% 2019[5]	18,165	18,425
WEA Finance LLC 3.75% 2024[5]	16,330	16,806
Wells Fargo & Co. 3.00% 2025	2,250	2,223
Wells Fargo & Co. 3.90% 2045	7,000	6,797
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[8]	71,606	79,393
		1,306,647
Health care 0.76%
AbbVie Inc. 2.90% 2022	12,265	12,150
AbbVie Inc. 4.40% 2042	10,315	10,197
Actavis Funding SCS 2.35% 2018	17,700	17,921
Actavis Funding SCS 3.00% 2020	6,830	6,965
Actavis Funding SCS 3.45% 2022	9,790	9,966
Actavis Funding SCS 3.80% 2025	17,220	17,448
Actavis Funding SCS 4.55% 2035	11,520	11,596
Actavis Funding SCS 4.75% 2045	8,145	8,244
Amgen Inc. 2.125% 2020	1,700	1,695
Amgen Inc. 2.70% 2022	850	844
Amgen Inc. 3.125% 2025	4,500	4,458
Amgen Inc. 4.40% 2045	3,600	3,560
Baxter International Inc. 1.85% 2018	5,810	5,853
Bayer AG 3.375% 2024[5]	7,650	7,899
Becton, Dickinson and Co. 1.80% 2017	3,700	3,737
Becton, Dickinson and Co. 2.675% 2019	8,900	9,088
Becton, Dickinson and Co. 3.734% 2024	8,080	8,363
Becton, Dickinson and Co. 4.685% 2044	10,110	10,635
Boston Scientific Corp. 6.00% 2020	8,075	9,288
Celgene Corp. 3.625% 2024	14,740	15,290
Celgene Corp. 4.625% 2044	14,900	15,312
Centene Corp. 5.75% 2017	3,175	3,377
Centene Corp. 4.75% 2022	2,180	2,297
Concordia Healthcare Corp. 7.00% 2023[5]	650	661
DJO Finance LLC 8.75% 2018	2,000	2,093
DJO Finance LLC 9.875% 2018	7,250	7,613
DJO Finco Inc. 8.125% 2021[5]	3,675	3,739
EMD Finance LLC 2.40% 2020[5]	19,850	20,110
EMD Finance LLC 2.95% 2022[5]	26,300	26,736
EMD Finance LLC 3.25% 2025[5]	18,700	18,846
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[5]	915	929
Express Scripts Inc. 2.25% 2019	9,000	9,024
Express Scripts Inc. 3.125% 2016	706	723
Gilead Sciences, Inc. 4.80% 2044	7,775	8,506
Gilead Sciences, Inc. 3.05% 2016	18,215	18,829
Gilead Sciences, Inc. 3.50% 2025	8,865	9,209
Gilead Sciences, Inc. 4.50% 2045	6,200	6,545
GlaxoSmithKline Capital Inc. 5.65% 2018	2,500	2,820
HCA Inc. 3.75% 2019	1,915	1,977
HCA Inc. 4.25% 2019	7,500	7,847
HCA Inc. 6.50% 2020	3,000	3,428
Humana Inc. 3.85% 2024	6,800	7,063
Humana Inc. 4.95% 2044	1,700	1,832
Capital Income Builder — Page 11 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
inVentiv Health Inc, Term Loan B4, 7.75% 2018[8,9,10]	$1,470	$1,478
inVentiv Health Inc. 11.00% 2018[5]	1,256	1,209
inVentiv Health Inc. 11.00% 2018[5]	837	804
inVentiv Health Inc. 12.00% 2018[5,8,11]	3,187	3,190
Kindred Healthcare, Inc. 8.00% 2020[5]	1,875	2,032
Kinetic Concepts, Inc. 10.50% 2018	7,085	7,643
Laboratory Corporation of America Holdings 2.625% 2020	10,730	10,832
Laboratory Corporation of America Holdings 3.20% 2022	2,400	2,422
Laboratory Corporation of America Holdings 3.60% 2025	10,095	10,082
Laboratory Corporation of America Holdings 4.70% 2045	20,030	20,003
McKesson Corp. 0.95% 2015	2,730	2,736
McKesson Corp. 3.25% 2016	1,600	1,633
McKesson Corp. 1.40% 2018	1,485	1,483
McKesson Corp. 2.284% 2019	5,810	5,879
McKesson Corp. 3.796% 2024	2,640	2,763
Medtronic, Inc. 1.071% 2020[5,8]	11,000	11,123
Medtronic, Inc. 2.50% 2020[5]	14,015	14,357
Medtronic, Inc. 3.50% 2025[5]	24,700	25,585
Medtronic, Inc. 4.375% 2035[5]	11,545	12,219
Medtronic, Inc. 4.625% 2045[5]	10,575	11,415
Merck & Co., Inc. 0.616% 2018[8]	30,000	30,158
Merck & Co., Inc. 3.70% 2045	1,975	1,913
Multiplan Inc., Term Loan B, 3.75% 2021[8,9,10]	3,986	3,990
Novartis Securities Investment Ltd. 5.125% 2019	15,000	16,888
Ortho-Clinical Diagnostics Inc. 6.625% 2022[5]	3,935	3,502
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[8,9,10]	1,039	1,038
Pfizer Inc. 0.571% 2018[8]	5,000	5,015
Pfizer Inc. 7.20% 2039	486	695
Pfizer Inc. 4.40% 2044	9,779	10,338
Quest Diagnostics Inc. 4.70% 2045	3,075	3,056
Roche Holdings, Inc. 2.25% 2019[5]	19,750	20,117
Roche Holdings, Inc. 6.00% 2019[5]	6,668	7,697
Roche Holdings, Inc. 2.875% 2021[5]	6,550	6,740
Roche Holdings, Inc. 3.35% 2024[5]	14,215	14,871
Roche Holdings, Inc. 4.00% 2044[5]	1,300	1,370
Select Medical Holdings Corp. 6.375% 2021	1,735	1,731
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,615	1,728
Tenet Healthcare Corp., First Lien, 6.25% 2018	4,000	4,344
Tenet Healthcare Corp., Term Loan, 5.25% 2016[1,8,9,10]	235	235
Tenet Healthcare Corp., Term Loan, 6.75% 2016[1,8,9,10]	715	715
Thermo Fisher Scientific Inc. 1.30% 2017	945	946
Thermo Fisher Scientific Inc. 2.40% 2019	3,005	3,041
Thermo Fisher Scientific Inc. 4.15% 2024	6,500	6,963
Thermo Fisher Scientific Inc. 3.30% 2022	8,255	8,408
UnitedHealth Group Inc. 3.875% 2020	2,900	3,166
UnitedHealth Group Inc. 2.875% 2023	3,285	3,322
VPI Escrow Corp. 6.75% 2018[5]	7,000	7,429
VPI Escrow Corp. 6.375% 2020[5]	4,230	4,473
VRX Escrow Corp. 5.375% 2020[5]	3,465	3,562
VRX Escrow Corp. 5.875% 2023[5]	1,615	1,657
VRX Escrow Corp. 6.125% 2025[5]	1,110	1,152
VWR Funding, Inc. 7.25% 2017	5,000	5,244
WellPoint, Inc. 2.30% 2018	2,740	2,788
WellPoint, Inc. 2.25% 2019	2,000	2,011
Capital Income Builder — Page 12 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Zimmer Holdings, Inc. 2.00% 2018	$4,000	$4,039
Zimmer Holdings, Inc. 2.70% 2020	10,500	10,613
Zimmer Holdings, Inc. 3.15% 2022	4,000	4,031
Zimmer Holdings, Inc. 3.55% 2025	22,440	22,485
Zimmer Holdings, Inc. 4.25% 2035	12,260	12,230
Zimmer Holdings, Inc. 4.45% 2045	14,510	14,324
		761,626
Telecommunication services 0.73%
Altice Financing SA 6.625% 2023[5]	5,675	5,874
Altice Finco SA 6.50% 2022[5]	700	717
Altice Finco SA 7.625% 2025[5]	375	384
Altice Finco SA, First Lien, 7.75% 2022[5]	24,350	24,655
Altice SA 7.625% 2025[5]	1,050	1,065
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,852
América Móvil, SAB de CV 8.46% 2036	147,200	9,640
AT&T Inc. 3.00% 2022	$21,005	20,911
AT&T Inc. 0.90% 2016	10,000	10,007
AT&T Inc. 1.207% 2020[8]	8,000	8,074
AT&T Inc. 2.45% 2020	18,525	18,541
AT&T Inc. 3.40% 2025	12,275	12,187
AT&T Inc. 4.50% 2035	19,935	19,578
AT&T Inc. 4.30% 2042	4,175	3,835
AT&T Inc. 4.80% 2044	4,166	4,125
AT&T Inc. 4.75% 2046	4,285	4,204
Deutsche Telekom International Finance BV 6.75% 2018	15,000	17,416
Frontier Communications Corp. 9.25% 2021	5,575	6,356
Frontier Communications Corp. 6.25% 2021	1,725	1,716
Frontier Communications Corp. 7.125% 2023	1,650	1,658
Intelsat Jackson Holding Co. 7.25% 2020	625	646
Intelsat Jackson Holding Co. 6.625% 2022	2,000	1,970
MetroPCS Wireless, Inc. 6.25% 2021	3,550	3,723
MTS International Funding Ltd. 8.625% 2020[5]	27,918	30,465
MTS International Funding Ltd. 8.625% 2020	27,918	30,465
NII Capital Corp. 10.00% 2016[12]	50	22
NII Capital Corp. 7.875% 2019[5,12]	2,275	2,116
NII Capital Corp. 8.875% 2019[12]	1,950	843
NII Capital Corp. 11.375% 2019[5,12]	3,425	3,237
NII Capital Corp. 7.625% 2021[12]	8,425	2,501
Numericable Group SA 6.00% 2022[5]	5,425	5,550
Numericable Group SA 4.875% 2019[5]	1,075	1,088
Sprint Capital Corp. 6.90% 2019	17,200	17,802
Sprint Nextel Corp. 8.375% 2017	12,575	13,770
Sprint Nextel Corp. 9.125% 2017	112,350	123,023
Sprint Nextel Corp. 7.00% 2020	6,500	6,614
Sprint Nextel Corp. 7.25% 2021	1,950	1,962
Sprint Nextel Corp. 11.50% 2021	138,575	168,715
Sprint Nextel Corp. 7.875% 2023	42,000	42,263
Sprint Nextel Corp. 7.125% 2024	3,000	2,918
T-Mobile US, Inc. 6.542% 2020	6,000	6,352
Verizon Communications Inc. 4.272% 2036[5]	45,206	43,604
Verizon Communications Inc. 3.85% 2042	1,500	1,345
Verizon Communications Inc. 4.522% 2048[5]	30,130	28,800
Vodafone Group PLC 5.625% 2017	10,450	11,263
Capital Income Builder — Page 13 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Wind Acquisition SA 4.75% 2020[5]	$3,300	$3,308
Wind Acquisition SA 7.375% 2021[5]	6,350	6,517
		734,677
Energy 0.60%
Alpha Natural Resources, Inc. 7.50% 2020[5]	3,975	1,471
Alpha Natural Resources, Inc. 7.50% 2020[5]	1,833	678
American Energy (Marcellus), Term Loan B, 5.25% 2020[8,9,10]	1,500	1,246
American Energy (Marcellus), Term Loan A, 8.50% 2021[8,9,10]	3,275	2,395
American Energy (Permian Basin) 7.125% 2020[5]	4,425	3,274
American Energy (Permian Basin) 7.375% 2021[5]	1,700	1,247
American Energy (Woodford LLC), 9.00% 2022[5]	1,550	930
Anadarko Petroleum Corp. 8.70% 2019	17,265	21,209
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,176
Anadarko Petroleum Corp. 6.20% 2040	1,580	1,945
APT Pipelines Ltd. 4.20% 2025[5]	5,125	5,179
Arch Coal, Inc. 7.00% 2019	4,600	1,035
Arch Coal, Inc. 7.25% 2021	1,350	300
Baytex Energy Corp. 5.125% 2021[5]	1,650	1,617
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,600
Boardwalk Pipelines, LP 4.95% 2024	10,030	10,074
Canadian Natural Resources Ltd. 3.80% 2024	1,975	2,006
Cenovus Energy Inc. 3.80% 2023	6,120	6,156
Cenovus Energy Inc. 3.00% 2022	16,340	15,691
Chevron Corp. 2.411% 2022	8,795	8,830
CNOOC Finance (2013) Ltd. 3.00% 2023	6,600	6,405
CONSOL Energy Inc. 5.875% 2022	1,875	1,739
Denbury Resources Inc. 4.625% 2023	1,500	1,358
Diamond Offshore Drilling, Inc. 4.875% 2043	22,650	19,347
Ecopetrol SA 5.875% 2045	2,845	2,742
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,271
Enbridge Energy Partners, LP 5.20% 2020	2,400	2,645
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,613
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	25,813
Enbridge Inc. 5.60% 2017	6,940	7,401
Enbridge Inc. 4.50% 2044	4,150	3,811
Enbridge Inc. 4.00% 2023	18,450	18,856
EnLink Midstream Partners, LP 2.70% 2019	2,335	2,336
EnLink Midstream Partners, LP 4.40% 2024	3,815	3,978
EnLink Midstream Partners, LP 5.05% 2045	9,630	9,662
Ensco PLC, 5.75% 2044	4,795	4,746
Ensco PLC, 5.20% 2025	2,485	2,567
Enterprise Products Operating LLC 3.90% 2024	2,105	2,175
Enterprise Products Operating LLC 4.85% 2044	4,830	4,983
Exxon Mobil Corp. 2.709% 2025	3,500	3,525
Genel Energy Finance 3 Ltd. 7.50% 2019[5]	11,000	10,587
Husky Energy Inc. 6.20% 2017	5,600	6,148
Husky Energy Inc. 7.25% 2019	4,500	5,358
Jupiter Resources Inc. 8.50% 2022[5]	3,000	2,550
Kinder Morgan Energy Partners, LP 6.00% 2017	375	403
Kinder Morgan Energy Partners, LP 3.50% 2023	6,280	6,100
Kinder Morgan Energy Partners, LP 4.25% 2024	3,800	3,853
Kinder Morgan Energy Partners, LP 5.40% 2044	9,505	9,383
Kinder Morgan Energy Partners, LP 5.50% 2044	8,200	8,272
Capital Income Builder — Page 14 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 4.15% 2024	$7,800	$7,875
Kinder Morgan Finance Co. 5.05% 2046	4,250	4,005
Kinder Morgan, Inc. 4.30% 2025	5,000	5,082
Kinder Morgan, Inc. 5.30% 2034	4,325	4,305
Kinder Morgan, Inc. 5.55% 2045	6,720	6,731
Matador Resources Co. 6.875% 2023[5]	200	206
Newfield Exploration Co. 5.375% 2026	4,000	4,180
NGL Energy Partners LP 5.125% 2019	1,325	1,308
NGPL PipeCo LLC 7.119% 2017[5]	10,225	10,481
NGPL PipeCo LLC 9.625% 2019[5]	6,425	6,650
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[8,9,10]	478	466
Noble Corp PLC 6.95% 2045	7,020	6,942
Noble Corp PLC 4.00% 2018	1,090	1,114
Noble Corp PLC 5.95% 2025	7,970	7,855
Oasis Petroleum Inc. 6.875% 2022	1,275	1,304
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[5,9]	5,529	4,785
PDC Energy Inc. 7.75% 2022	9,150	9,790
Peabody Energy Corp. 6.00% 2018	6,950	5,455
Peabody Energy Corp. 6.25% 2021	2,225	1,346
Pemex Project Funding Master Trust 5.75% 2018	2,750	3,011
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	16,980
Petrobras Global Finance Co. 6.25% 2024	2,320	2,322
Petrobras Global Finance Co. 5.625% 2043	720	598
Petrobras International Finance Co. 3.50% 2017	1,860	1,841
Petróleos Mexicanos 5.50% 2021	3,475	3,831
Petróleos Mexicanos 4.50% 2026[5]	11,830	12,037
Petróleos Mexicanos 5.625% 2046[5]	2,025	2,034
Phillips 66 2.95% 2017	4,000	4,139
Phillips 66 4.30% 2022	11,525	12,547
Phillips 66 Partners LP 3.605% 2025	1,075	1,069
Phillips 66 Partners LP 4.68% 2045	160	157
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[5,9]	10,485	9,594
QGOG Constellation SA 6.25% 2019[5]	500	363
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,9]	8,257	8,938
Ras Laffan Liquefied Natural Gas II 5.298% 2020[9]	2,148	2,325
Ras Laffan Liquefied Natural Gas III 6.75% 2019[5]	500	599
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,500	1,597
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,050	4,313
Rice Energy Inc. 7.25% 2023[5]	300	314
Rice Energy Inc. 6.25% 2022	1,975	1,995
Sabine Pass Liquefaction, LLC 5.625% 2021	5,500	5,652
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,015
Sabine Pass Liquefaction, LLC 5.75% 2024	1,300	1,320
Samson Investment Co., Term Loan B, 5.00% 2018[8,9,10]	150	73
Seven Generations Energy Ltd. 6.75% 2023[5]	325	332
Shell International Finance BV 3.10% 2015	10,000	10,044
Southwestern Energy Co. 4.95% 2025	6,870	7,151
Spectra Energy Partners, LP 2.95% 2018	4,040	4,162
Statoil ASA 3.25% 2024	4,235	4,352
Statoil ASA 2.75% 2021	2,010	2,058
TC PipeLines, LP 4.375% 2025	5,345	5,403
Tesoro Logistics LP 5.50% 2019[5]	575	611
Tesoro Logistics LP 6.25% 2022[5]	1,400	1,493
TransCanada PipeLines Ltd. 6.50% 2018	10,000	11,479
Capital Income Builder — Page 15 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[8]	$12,930	$12,510
Transocean Inc. 5.05% 2016	5,450	5,682
Transocean Inc. 6.375% 2021	1,985	1,754
Transocean Inc. 4.30% 2022	6,090	4,695
Transportadora de Gas Peru SA 4.25% 2028[5,9]	2,850	2,906
Western Gas Partners LP 2.60% 2018	1,375	1,400
Williams Partners LP 4.125% 2020	5,000	5,280
Williams Partners LP 4.50% 2023	3,350	3,492
Williams Partners LP 4.30% 2024	6,030	6,171
Williams Partners LP 3.90% 2025	7,780	7,671
Williams Partners LP 4.00% 2025	15,815	15,635
Williams Partners LP 5.40% 2044	3,750	3,649
Williams Partners LP 4.90% 2045	3,730	3,493
Williams Partners LP 5.10% 2045	10,335	9,745
		605,398
Consumer discretionary 0.59%
Academy Sports 9.25% 2019[5]	10,000	10,675
Amazon.com, Inc. 4.95% 2044	8,500	9,055
Bed Bath & Beyond Inc. 5.165% 2044	3,500	3,733
Board of Trustees of The Leland Stanford Junior University 3.46% 2047	1,650	1,616
Boyd Gaming Corp. 9.00% 2020	14,000	15,190
Burger King Corp. 6.00% 2022[5]	4,150	4,306
Carnival Corp. 3.95% 2020	6,500	6,920
CBS Corp. 1.95% 2017	8,000	8,089
CBS Corp. 2.30% 2019	14,000	14,024
CBS Outdoor Americas Inc. 5.625% 2024	400	418
CCO Holdings LLC and CCO Holdings Capital Corp. 6.50% 2021	3,000	3,123
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	4,000	4,160
Cedar Fair, LP 5.375% 2024[5]	475	494
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	4,425	4,685
Cinemark USA, Inc. 5.125% 2022	2,100	2,181
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,025	1,081
Cleopatra Finance Ltd 6.25% 2022[5]	2,800	2,779
Comcast Corp. 5.85% 2015	10,000	10,287
Comcast Corp. 6.30% 2017	7,000	7,892
Comcast Corp. 4.75% 2044	11,105	12,193
Cumulus Media Holdings Inc. 7.75% 2019	5,030	4,860
Cumulus Media Inc., Term Loan B, 4.25% 2020[8,9,10]	2,045	2,020
Daimler Finance NA LLC 3.00% 2016[5]	2,500	2,548
DaimlerChrysler North America Holding Corp. 1.375% 2017[5]	5,500	5,517
DaimlerChrysler North America Holding Corp. 1.115% 2018[5,8]	1,500	1,516
DaimlerChrysler North America Holding Corp. 2.25% 2020[5]	6,915	6,933
Delta 2 (Formula One), Term Loan B, 4.75% 2021[8,9,10]	1,075	1,079
Delta 2 (Formula One), Term Loan B, 7.75% 2022[8,9,10]	2,225	2,234
DISH DBS Corp. 4.625% 2017	6,525	6,737
Dollar General Corp. 4.125% 2017	17,500	18,392
EchoStar DBS Corp. 7.125% 2016	3,000	3,109
Family Tree Escrow LLC 5.25% 2020[5]	575	605
Family Tree Escrow LLC 5.75% 2023[5]	1,175	1,240
Federated Department Stores, Inc. 6.90% 2029	3,177	4,114
Ford Motor Co. 4.75% 2043	750	786
Ford Motor Credit Co. 4.25% 2017	5,000	5,246
Ford Motor Credit Co. 2.597% 2019	6,810	6,887
Capital Income Builder — Page 16 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.219% 2022	$4,390	$4,473
Ford Motor Credit Co. 8.00% 2016	2,000	2,209
Ford Motor Credit Co. 1.684% 2017	11,000	11,013
Ford Motor Credit Co. 2.375% 2018	2,500	2,540
Ford Motor Credit Co. 3.664% 2024	1,000	1,024
Gannett Co., Inc. 6.375% 2023	4,475	4,861
Gannett Co., Inc. 5.125% 2019	1,385	1,466
Gannett Co., Inc. 4.875% 2021[5]	435	448
Gannett Co., Inc. 5.50% 2024[5]	4,425	4,613
General Motors Co. 4.00% 2025	2,180	2,208
General Motors Co. 5.20% 2045	4,250	4,513
General Motors Financial Co. 3.25% 2018	5,500	5,639
General Motors Financial Co. 6.75% 2018	1,500	1,700
General Motors Financial Co. 4.375% 2021	16,000	17,018
General Motors Financial Co. 3.45% 2022	3,170	3,154
Hilton Worldwide Finance LLC 5.625% 2021	1,800	1,908
Home Depot, Inc. 4.40% 2021	10,000	11,303
Li & Fung Ltd. 6.00% (undated)[8]	28,831	30,705
Limited Brands, Inc. 8.50% 2019	3,006	3,637
Limited Brands, Inc. 7.00% 2020	2,994	3,473
Marks and Spencer Group PLC 6.25% 2017[5]	6,729	7,439
Marriott International, Inc., Series I, 6.375% 2017	12,500	13,716
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	1,000	1,019
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	5,875	6,257
MGM Resorts International 6.875% 2016	2,000	2,090
MGM Resorts International 6.75% 2020	2,025	2,190
MGM Resorts International 7.75% 2022	2,700	3,044
MGM Resorts International 7.50% 2016	2,075	2,194
Michaels Stores, Inc. 7.50% 2018[5,8,11]	878	897
Michaels Stores, Inc. 5.875% 2020[5]	725	756
NBC Universal Enterprise, Inc. 0.960% 2018[5,8]	13,105	13,208
NBC Universal Enterprise, Inc. 5.25% (undated)[5]	9,635	10,213
NCL Corp. Ltd. 5.25% 2019[5]	900	934
Needle Merger Sub Corp. 8.125% 2019[5]	4,350	4,361
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	2,150	2,317
Neiman Marcus Group LTD Inc. 8.75% 2021[5,8,11]	3,955	4,271
Neiman Marcus, Term Loan B, 4.25% 2020[8,9,10]	6,419	6,445
PETCO Animal Supplies, Inc. 9.25% 2018[5]	5,000	5,269
PETsMART, Inc. 7.125% 2023[5]	1,600	1,684
Pinnacle Entertainment, Inc. 6.375% 2021	2,050	2,191
Playa Resorts Holding BV 8.00% 2020[5]	1,600	1,672
Schaeffler Holding Finance BV 7.625% 2018[5,8,11]	1,275	1,337
Scripps Networks Interactive, Inc. 3.90% 2024	3,075	3,139
Stackpole Intl. 7.75% 2021[5]	4,410	4,410
Target Corp. 6.00% 2018	24,000	27,012
Thomson Reuters Corp. 1.30% 2017	6,705	6,708
Thomson Reuters Corp. 1.65% 2017	2,880	2,888
Thomson Reuters Corp. 4.30% 2023	2,085	2,233
Thomson Reuters Corp. 5.65% 2043	4,375	5,066
Time Inc. 5.75% 2022[5]	1,125	1,102
Time Warner Cable Inc. 5.00% 2020	10,000	10,577
Time Warner Inc. 4.05% 2023	56,590	60,644
Time Warner Inc. 5.875% 2016	18,600	19,969
Time Warner Inc. 3.55% 2024	2,000	2,050
Capital Income Builder — Page 17 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Time Warner Inc. 4.65% 2044	$1,000	$1,036
Viacom Inc. 2.75% 2019	1,405	1,427
Viacom Inc. 3.875% 2024	2,000	2,020
Viacom Inc. 4.85% 2034	585	580
Viacom Inc. 5.85% 2043	2,500	2,665
Viacom Inc. 5.25% 2044	8,200	8,250
Volkswagen Group of America Finance, LLC 1.25% 2017[5]	11,000	11,041
Warner Music Group 6.00% 2021[5]	775	800
Warner Music Group 5.625% 2022[5]	1,475	1,499
Warner Music Group 6.75% 2022[5]	4,325	4,130
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	800	815
Wynn Macau, Ltd. 5.25% 2021[5]	1,000	943
ZF Friedrichshafen AG 4.00% 2020[5]	1,895	1,916
ZF Friedrichshafen AG 4.50% 2022[5]	560	565
		591,618
Utilities 0.50%
AES Corp. 7.375% 2021	5,000	5,589
Berkshire Hathaway Energy Co. 2.40% 2020	7,116	7,210
Berkshire Hathaway Energy Co. 3.50% 2025	1,900	1,977
Berkshire Hathaway Energy Co. 4.50% 2045	3,500	3,757
Calpine Corp. 5.375% 2023	1,205	1,222
Calpine Corp. 7.875% 2023[5]	936	1,034
Calpine Corp. 5.50% 2024	660	663
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	26,646
CMS Energy Corp. 8.75% 2019	10,524	13,190
CMS Energy Corp. 3.875% 2024	26,650	28,286
CMS Energy Corp. 4.875% 2044	7,070	7,960
CMS Energy Corp. 6.25% 2020	24,554	28,786
CMS Energy Corp. 5.05% 2022	8,103	9,172
CMS Energy Corp. 4.70% 2043	4,926	5,429
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,793	3,251
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	1,493	1,787
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,611
Dominion Gas Holdings LLC 2.50% 2019	3,063	3,122
Dominion Gas Holdings LLC 3.60% 2024	2,470	2,581
Duke Energy Corp. 3.95% 2023	2,500	2,695
Duke Energy Corp. 3.75% 2024	6,816	7,266
Dynegy Finance Inc. 6.75% 2019[5]	520	546
Dynegy Finance Inc. 7.375% 2022[5]	2,290	2,450
Dynegy Finance Inc. 7.625% 2024[5]	3,590	3,877
Entergy Corp. 4.70% 2017	6,500	6,797
Entergy Louisiana, LLC 3.30% 2022	3,260	3,384
Entergy Louisiana, LLC 3.78% 2025	3,500	3,656
MidAmerican Energy Holdings Co. 3.75% 2023	9,165	9,696
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	2,650	2,651
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	9,736	11,597
Niagara Mohawk Power Corp. 3.508% 2024[5]	3,965	4,128
Northeast Utilities 3.15% 2025	8,956	8,981
Northern States Power Co. 5.25% 2035	227	276
NV Energy, Inc 6.25% 2020	47,989	56,572
Ohio Power Co., Series G, 6.60% 2033	2,971	3,901
Ohio Power Co., Series H, 6.60% 2033	1,470	1,931
Pacific Gas and Electric Co. 3.25% 2023	22,674	23,284
Capital Income Builder — Page 18 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.85% 2023	$8,996	$9,679
Pacific Gas and Electric Co. 3.40% 2024	6,914	7,150
Pacific Gas and Electric Co. 3.75% 2042	750	741
Pacific Gas and Electric Co. 4.75% 2044	2,500	2,830
Pacific Gas and Electric Co. 4.30% 2045	8,097	8,546
PacifiCorp., First Mortgage Bonds, 5.25% 2035	2,237	2,663
Pennsylvania Electric Co. 6.05% 2017	3,000	3,304
PG&E Corp. 2.40% 2019	6,350	6,422
Progress Energy, Inc. 7.00% 2031	5,000	6,626
Progress Energy, Inc. 7.05% 2019	9,650	11,475
Progress Energy, Inc. 7.75% 2031	5,306	7,507
PSEG Power LLC 4.30% 2023	5,000	5,361
Public Service Co. of Colorado 3.20% 2020	1,409	1,488
Public Service Co. of Colorado 5.80% 2018	4,850	5,520
Public Service Co. of Colorado 5.125% 2019	2,973	3,367
Public Service Electric and Gas Co. 2.00% 2019	4,184	4,233
Puget Sound Energy Inc. 6.724% 2036	4,500	6,326
Puget Sound Energy, Inc., First Lien, 6.50% 2020	9,599	11,497
Puget Sound Energy, Inc., First Lien, 6.00% 2021	3,695	4,371
Puget Sound Energy, Inc., First Lien, 5.625% 2022	10,226	11,887
State Grid Overseas Investment Ltd. 1.75% 2018[5]	10,000	9,963
Tampa Electric Co. 5.40% 2021	1,987	2,315
Tampa Electric Co. 2.60% 2022	6,350	6,322
Teco Finance, Inc. 6.75% 2015	400	400
Teco Finance, Inc. 0.874% 2018[8]	5,000	5,025
Teco Finance, Inc. 5.15% 2020	15,218	17,167
Virginia Electric and Power Co. 3.45% 2024	1,995	2,107
Virginia Electric and Power Co. 8.875% 2038	1,000	1,636
Virginia Electric and Power Co. 4.00% 2043	1,000	1,025
Xcel Energy Inc. 4.70% 2020	10,520	11,609
Xcel Energy Inc. 6.50% 2036	10,000	13,655
		499,178
Industrials 0.34%
AAF Holdings LLC 12.75% 2019[5,8,11]	2,296	2,069
ADS Waste Escrow 8.25% 2020	1,275	1,355
AerCap Holdings NV 2.75% 2017[5]	3,250	3,246
Altegrity, Inc. 9.50% 2019[5]	7,250	6,996
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[9]	458	501
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	4,125	3,527
Atlas Copco AB 5.60% 2017[5]	17,290	18,802
B/E Aerospace, Inc., Term Loan B, 4.00% 2021[8,9,10]	2,035	2,060
BNSF Funding Trust I 6.613% 2055[8]	6,700	7,646
Burlington Northern Santa Fe LLC 4.15% 2045	4,155	4,206
Canadian National Railway Co. 5.55% 2018	25,000	28,027
CEVA Group PLC 7.00% 2021[5]	1,850	1,836
CEVA Group PLC 9.00% 2021[5]	775	764
CEVA Group PLC, LOC, 6.50% 2021[8,9,10]	515	485
CEVA Group PLC, Term Loan B, 6.50% 2021[8,9,10]	741	698
CEVA Group PLC, Term Loan, 6.50% 2021[8,9,10]	537	506
CEVA Group PLC, Term Loan, 6.50% 2021[8,9,10]	93	87
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[9]	1,965	2,086
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[9]	1,996	2,093
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[9]	7,040	7,638
Capital Income Builder — Page 19 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[9]	$9,479	$10,640
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[9]	9,881	11,203
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[8,9,10]	1,702	1,712
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 5.00% 2018[8,9,10]	713	717
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[9]	1,185	1,390
Esterline Technologies Corp. 7.00% 2020	10,350	10,816
European Aeronautic Defence and Space Company 2.70% 2023[5]	18,000	17,982
Far East Capital Limited SA 8.75% 2020[5]	685	356
Gardner Denver, Inc. Term Loan B, 4.25% 2020[8,9,10]	5,969	5,838
Gates Global LLC 6.00% 2022[5]	3,950	3,703
Gates Global LLC, Term Loan B, 4.25% 2021[8,9,10]	1,368	1,371
General Electric Capital Corp. 2.20% 2020	8,125	8,242
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[8]	30,000	33,900
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[8]	60,000	69,975
General Electric Co. 4.50% 2044	2,000	2,189
General Electric Corp. 5.25% 2017	12,500	13,783
HD Supply, Inc. 5.25% 2021[5]	1,325	1,380
KLX Inc. 5.875% 2022[5]	1,780	1,800
LMI Aerospace Inc. 7.375% 2019[5]	2,550	2,591
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[5]	750	773
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[5]	11,375	11,480
Nortek Inc. 10.00% 2018	5,000	5,250
Nortek Inc. 8.50% 2021	1,500	1,628
R.R. Donnelley & Sons Co. 6.50% 2023[2]	775	827
R.R. Donnelley & Sons Co. 7.875% 2021[2]	1,475	1,700
Republic Services, Inc. 3.80% 2018	2,500	2,654
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	4,225	3,845
TransDigm Inc. 5.50% 2020	5,000	4,937
United Technologies Corp. 4.15% 2045	10,850	11,022
Waste Management, Inc. 2.60% 2016	4,445	4,539
Watco Companies 6.375% 2023[5]	1,735	1,768
		344,639
Consumer staples 0.31%
Altria Group, Inc. 9.25% 2019	3,834	4,895
Altria Group, Inc. 2.625% 2020	9,340	9,545
Altria Group, Inc. 4.75% 2021	1,500	1,676
Altria Group, Inc. 2.85% 2022	5,000	4,985
Altria Group, Inc. 2.95% 2023	3,800	3,780
Altria Group, Inc. 4.00% 2024	3,000	3,180
Altria Group, Inc. 4.25% 2042	4,000	3,845
Altria Group, Inc. 5.375% 2044	1,275	1,436
Anheuser-Busch InBev NV 6.875% 2019	16,000	19,344
Anheuser-Busch InBev NV 1.375% 2017	1,000	1,008
Anheuser-Busch InBev NV 5.375% 2020	2,500	2,868
C&S Group Enterprises LLC 5.375% 2022[5]	2,645	2,632
Coca-Cola Co. 1.80% 2016	500	508
Coca-Cola Co. 1.50% 2015	4,000	4,024
Coca-Cola Co. 3.30% 2021	2,000	2,133
ConAgra Foods, Inc. 3.20% 2023	3,137	3,083
ConAgra Foods, Inc. 4.65% 2043	2,250	2,209
ConAgra Foods, Inc. 1.90% 2018	7,000	7,002
Constellation Brands, Inc. 3.875% 2019	3,500	3,631
CVS Caremark Corp. 4.00% 2023	15,920	17,128
Capital Income Builder — Page 20 of 30

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
CVS Caremark Corp. 2.25% 2019	$2,780	$2,821
H.J Heinz Co. 4.875% 2025[5]	4,000	4,378
Ingles Markets, Inc. 5.75% 2023	1,900	1,985
Kraft Foods Inc. 5.00% 2042	2,600	2,816
Kroger Co. 6.40% 2017	31,300	34,795
PepsiCo, Inc. 2.50% 2016	10,000	10,209
Pernod Ricard SA 2.95% 2017[5]	12,000	12,323
Pernod Ricard SA 4.45% 2022[5]	12,500	13,532
Philip Morris International Inc. 3.60% 2023	4,545	4,838
Philip Morris International Inc. 3.875% 2042	6,000	5,715
Philip Morris International Inc. 4.875% 2043	3,500	3,892
Philip Morris International Inc. 4.25% 2044	1,800	1,822
Procter & Gamble Co. 0.525% 2019[8]	10,000	10,029
Reynolds American Inc. 6.15% 2043	1,135	1,353
SABMiller Holdings Inc. 2.45% 2017[5]	14,815	15,128
SABMiller Holdings Inc. 2.20% 2018[5]	3,700	3,741
Smithfield Foods, Inc. 5.25% 2018[5]	800	822
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[8,9,10]	978	983
The JM Smucker Co. 2.50% 2020[5]	800	809
The JM Smucker Co. 3.00% 2022[5]	475	478
The JM Smucker Co. 3.50% 2025[5]	5,280	5,321
The JM Smucker Co. 4.375% 2045[5]	2,000	1,991
Tyson Foods, Inc. 3.95% 2024	12,450	13,012
Tyson Foods, Inc. 2.65% 2019	4,500	4,597
Tyson Foods, Inc. 5.15% 2044	1,320	1,480
Walgreens Boots Alliance, Inc. 4.80% 2044	3,250	3,392
Wal-Mart Stores, Inc. 5.80% 2018	11,095	12,515
WM. Wrigley Jr. Co 2.40% 2018[5]	4,075	4,168
WM. Wrigley Jr. Co 2.90% 2019[5]	2,000	2,066
WM. Wrigley Jr. Co 3.375% 2020[5]	29,685	31,071
		310,994
Materials 0.18%
ArcelorMittal 5.25% 2017[8]	24,950	26,020
ArcelorMittal 10.60% 2019[8]	750	906
ArcelorMittal 6.25% 2021[8]	1,000	1,050
ArcelorMittal 7.00% 2022[8]	20,500	22,371
Ball Corp. 5.00% 2022	1,175	1,231
BHP Billiton Finance (USA) Ltd. 2.05% 2018	13,220	13,501
Dow Chemical Co. 4.125% 2021	2,500	2,707
Dow Chemical Co. 5.70% 2018	402	450
E.I. du Pont de Nemours and Co. 5.25% 2016	826	884
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	10,017
Ecolab Inc. 4.35% 2021	1,500	1,651
Ecolab Inc. 3.00% 2016	8,725	8,991
First Quantum Minerals Ltd. 6.75% 2020[5]	7,188	6,721
First Quantum Minerals Ltd. 7.00% 2021[5]	8,398	7,873
FMG Resources 9.75% 2022[5]	10,275	10,635
Georgia Gulf Corp. 4.875% 2023	3,500	3,548
Glencore Funding LLC 2.875% 2020[5]	11,000	10,997
Glencore Xstrata LLC 4.625% 2024[5]	3,000	3,102
Glencore Xstrata LLC 4.125% 2023[5]	4,000	4,041
JMC Steel Group Inc. 8.25% 2018[5]	6,575	5,513
LSB Industries, Inc. 7.75% 2019	2,100	2,247
Capital Income Builder — Page 21 of 30

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Monsanto Co. 2.75% 2021	$515	$526
Monsanto Co. 4.20% 2034	5,525	5,767
Monsanto Co. 4.40% 2044	300	308
Mosaic Co. 4.25% 2023	1,700	1,809
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	432
Rayonier Advanced Materials Inc. 5.50% 2024[5]	2,545	2,252
Reynolds Group Inc. 5.75% 2020	4,875	5,107
Reynolds Group Inc. 9.875% 2019	203	217
Reynolds Group Inc. 6.875% 2021	1,865	1,969
Rio Tinto Finance (USA) Ltd. 9.00% 2019	5,670	7,138
Ryerson Inc. 9.00% 2017	3,275	3,339
Ryerson Inc. 11.25% 2018	2,004	2,044
Tembec Industries Inc. 9.00% 2019[5]	1,055	1,079
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[5]	2,020	2,202
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 3.75% 2020[8,9,10]	2,737	2,748
Walter Energy, Inc. 9.875% 2020	1,275	118
Yara International ASA 7.875% 2019[5]	2,225	2,630
		184,141
Information technology 0.15%
Alcatel-Lucent USA Inc. 4.625% 2017[5]	1,150	1,190
Alcatel-Lucent USA Inc. 6.75% 2020[5]	1,500	1,624
Alcatel-Lucent USA Inc. 8.875% 2020[5]	9,875	10,924
First Data Corp. 6.75% 2020[5]	5,255	5,610
First Data Corp. 12.625% 2021	8,500	10,056
First Data Corp. 11.75% 2021	2,921	3,366
Freescale Semiconductor, Inc. 5.00% 2021[5]	1,000	1,068
Freescale Semiconductor, Inc. 6.00% 2022[5]	2,200	2,382
Harris Corp. 2.70% 2020	4,810	4,843
Harris Corp. 3.832% 2025	3,035	3,056
Harris Corp. 4.854% 2035	3,050	3,071
Harris Corp. 5.054% 2045	6,810	6,848
International Business Machines Corp. 1.95% 2016	7,925	8,062
International Business Machines Corp. 3.375% 2023	10,000	10,409
National Semiconductor Corp. 6.60% 2017	10,000	11,152
Oracle Corp. 0.855% 2019[8]	5,000	5,056
Oracle Corp. 2.80% 2021	6,500	6,672
Oracle Corp. 2.95% 2025	20,000	19,819
Samsung Electronics America, Inc. 1.75% 2017[5]	12,350	12,443
Serena Software, Inc., Term Loan B, 7.50% 2020[8,9,10]	3,949	3,973
SRA International, Inc., Term Loan B, 6.50% 2018[8,9,10]	8,148	8,194
SunGard Data Systems Inc. 7.375% 2018	3,790	3,946
SunGard Data Systems Inc. 7.625% 2020	3,450	3,661
TIBCO Software, Inc. 11.375% 2021[5]	1,900	1,945
		149,370
Total corporate bonds & notes		5,488,288
Mortgage-backed obligations 2.17%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[8,9]	6,507	6,657
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.889% 2045[8,9]	837	838
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.735% 2049[8,9]	5,000	5,322
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.011% 2051[8,9]	1,640	1,779
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.497% 2034[8,9]	145	144
Capital Income Builder — Page 22 of 30

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[5,8,9]	$3,000	$3,077
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.642% 2034[8,9]	1,164	1,164
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.758% 2038[8,9]	10,961	11,261
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[8,9]	202	219
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[8,9]	4,320	4,758
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.349% 2049[8,9]	5,000	5,462
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[9]	14,981	15,614
COMM Mortgage Trust Series 2014-277P, Class A, 3.732% 2049[5,8,9]	2,750	2,920
Commercial Mortgage Trust, Series 2005-LP5, Class E, 5.293% 2043[5,8,9]	2,250	2,255
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[5,9]	52,815	54,302
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[5,9]	12,500	13,020
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class B, 1.376% 2027[5,8,9]	1,500	1,495
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class C, 1.726% 2027[5,8,9]	1,500	1,495
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class D, 2.332% 2027[5,8,9]	1,000	995
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[9]	326	353
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[9]	206	222
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[9]	243	261
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class D, 5.10% 2038[8,9]	1,500	1,513
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[9]	32,004	33,458
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[8,9]	117	124
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[5,9]	20,789	21,103
Fannie Mae 2.32% 2039[8,9]	1,198	1,285
Fannie Mae 4.50% 2020[9]	949	997
Fannie Mae 6.00% 2021[9]	1,082	1,186
Fannie Mae 5.00% 2023[9]	2,047	2,229
Fannie Mae 4.50% 2024[9]	11,064	11,904
Fannie Mae 4.50% 2024[9]	2,696	2,901
Fannie Mae 6.00% 2024[9]	3,576	4,081
Fannie Mae 6.00% 2024[9]	28	32
Fannie Mae 6.00% 2026[9]	13,117	14,971
Fannie Mae 6.00% 2027[9]	19,468	22,161
Fannie Mae 2.00% 2030[9,13]	7,000	7,007
Fannie Mae 5.50% 2033[9]	613	698
Fannie Mae 6.00% 2036[9]	9,426	10,851
Fannie Mae 6.00% 2036[9]	7,500	8,633
Fannie Mae 6.00% 2036[9]	4,936	5,643
Fannie Mae 6.00% 2036[9]	4,351	5,008
Fannie Mae 6.00% 2036[9]	1,512	1,739
Fannie Mae 5.50% 2037[9]	585	666
Fannie Mae 6.50% 2037[9]	2,792	3,229
Fannie Mae 6.50% 2037[9]	534	575
Fannie Mae 6.50% 2037[9]	370	428
Fannie Mae 6.50% 2037[9]	175	188
Fannie Mae 7.00% 2037[9]	5,695	6,667
Fannie Mae 7.00% 2037[9]	371	414
Fannie Mae 7.50% 2037[9]	865	978
Fannie Mae 7.50% 2037[9]	280	317
Fannie Mae 7.50% 2037[9]	260	294
Fannie Mae 7.50% 2037[9]	126	131
Fannie Mae 7.50% 2037[9]	29	32
Fannie Mae 5.236% 2038[8,9]	225	241
Fannie Mae 5.50% 2038[9]	5,639	6,411
Fannie Mae 5.50% 2038[9]	4,034	4,586
Fannie Mae 5.50% 2038[9]	2,160	2,456
Fannie Mae 5.50% 2038[9]	1,143	1,300
Capital Income Builder — Page 23 of 30

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.50% 2038[9]	$619	$700
Fannie Mae 6.00% 2038[9]	2,642	3,025
Fannie Mae 7.00% 2038[9]	122	142
Fannie Mae 2.25% 2039[8,9]	867	927
Fannie Mae 2.335% 2039[8,9]	2,002	2,147
Fannie Mae 2.41% 2039[8,9]	1,962	2,105
Fannie Mae 2.468% 2039[8,9]	3,013	3,232
Fannie Mae 5.50% 2039[9]	456	515
Fannie Mae 4.00% 2040[9]	981	1,065
Fannie Mae 6.00% 2040[9]	22,632	25,887
Fannie Mae 4.00% 2041[9]	1,614	1,753
Fannie Mae 4.00% 2041[9]	929	1,009
Fannie Mae 4.00% 2041[9]	790	858
Fannie Mae 4.00% 2041[9]	523	571
Fannie Mae 5.00% 2041[9]	19,543	21,766
Fannie Mae 6.00% 2041[9]	15,140	17,360
Fannie Mae 4.00% 2042[9]	285,310	309,012
Fannie Mae 4.00% 2042[9]	38,256	41,438
Fannie Mae 4.00% 2042[9]	23,874	25,857
Fannie Mae 4.00% 2042[9]	8,010	8,697
Fannie Mae 4.00% 2042[9]	5,631	6,099
Fannie Mae 4.00% 2042[9]	2,970	3,217
Fannie Mae 4.00% 2042[9]	2,694	2,926
Fannie Mae 4.00% 2043[9]	27,015	29,322
Fannie Mae 4.00% 2043[9]	21,804	23,780
Fannie Mae 4.50% 2043[9]	11,785	12,846
Fannie Mae 4.50% 2043[9]	7,686	8,377
Fannie Mae 4.50% 2043[9]	4,427	4,826
Fannie Mae 3.50% 2045[9,13]	10,000	10,459
Fannie Mae 7.00% 2047[9]	157	178
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[9]	486	499
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021[9]	3,720	3,890
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[9]	844	946
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035[9]	4,211	4,787
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[9]	2,888	2,631
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[9]	2,279	2,125
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[9]	616	574
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[9]	415	383
Fannie Mae, Series 2006-65, Class PF, 0.461% 2036[8,9]	2,857	2,862
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036[9]	4,866	5,376
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036[9]	18,694	21,176
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036[9]	11,700	13,245
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[9]	8,878	9,920
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037[9]	21,912	23,868
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037[9]	9,969	11,098
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[9]	4,397	4,912
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[9]	125	139
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[9]	112	131
Freddie Mac 5.50% 2023[9]	1,996	2,198
Freddie Mac 6.00% 2026[9]	1,903	2,164
Freddie Mac 5.50% 2027[9]	3,796	4,293
Freddie Mac 6.50% 2032[9]	800	941
Freddie Mac 5.00% 2038[9]	2,501	2,800
Freddie Mac 5.00% 2038[9]	698	783
Freddie Mac 5.00% 2038[9]	622	696
Capital Income Builder — Page 24 of 30

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.50% 2038[9]	$6,112	$6,899
Freddie Mac 5.00% 2039[9]	22,112	24,652
Freddie Mac 6.00% 2040[9]	221	252
Freddie Mac 4.50% 2041[9]	31,919	34,846
Freddie Mac 4.50% 2041[9]	1,473	1,608
Freddie Mac 5.00% 2041[9]	414	460
Freddie Mac 5.50% 2041[9]	10,845	12,234
Freddie Mac 4.50% 2043[9]	4,547	4,948
Freddie Mac 6.50% 2047[9]	422	473
Freddie Mac, Series 2890, Class KT, 4.50% 2019[9]	1,704	1,798
Freddie Mac, Series 2642, Class BL, 3.50% 2023[9]	826	859
Freddie Mac, Series 2626, Class NG, 3.50% 2023[9]	184	190
Freddie Mac, Series 1617, Class PM, 6.50% 2023[9]	743	838
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[9]	1,173	1,087
Freddie Mac, Series 2153, Class GG, 6.00% 2029[9]	1,479	1,672
Freddie Mac, Series 2122, Class QM, 6.25% 2029[9]	2,561	2,861
Freddie Mac, Series 3061, Class PN, 5.50% 2035[9]	3,961	4,499
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[9]	4,033	3,886
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[9]	2,418	2,234
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[9]	1,354	1,320
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[9]	1,364	1,277
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[9]	1,237	1,165
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[9]	719	669
Freddie Mac, Series 3156, Class NG, 6.00% 2036[9]	11,419	13,134
Freddie Mac, Series 3286, Class JN, 5.50% 2037[9]	6,034	6,716
Freddie Mac, Series 3271, Class OA, 6.00% 2037[9]	8,238	9,083
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[8,9]	3,960	4,048
Government National Mortgage Assn. 4.50% 2037[9]	3,034	3,349
Government National Mortgage Assn. 5.816% 2058[9]	5,351	5,592
Government National Mortgage Assn. 6.172% 2058[9]	503	523
Government National Mortgage Assn. 6.205% 2058[9]	1,895	2,019
Government National Mortgage Assn. 6.22% 2058[9]	509	534
Government National Mortgage Assn. 4.903% 2062[9]	5,194	5,602
Government National Mortgage Assn. 5.04% 2064[9]	1,463	1,553
Government National Mortgage Assn. 5.041% 2064[9]	1,506	1,600
Government National Mortgage Assn. 5.027% 2065[9]	1,522	1,612
Government National Mortgage Assn. 6.00% 2039[9]	5,936	6,789
Government National Mortgage Assn. 6.50% 2039[9]	834	944
Government National Mortgage Assn. 3.50% 2040[9]	427	451
Government National Mortgage Assn. 5.00% 2040[9]	4,517	4,962
Government National Mortgage Assn. 5.50% 2040[9]	7,463	8,464
Government National Mortgage Assn. 4.50% 2041[9]	5,490	5,977
Government National Mortgage Assn. 5.00% 2041[9]	6,635	7,287
Government National Mortgage Assn. 6.50% 2041[9]	2,757	3,233
Government National Mortgage Assn. 4.00% 2044[9]	118,614	126,967
Government National Mortgage Assn. 4.00% 2044[9]	63,977	68,643
Government National Mortgage Assn. 3.50% 2045[9,13]	301,000	316,802
Government National Mortgage Assn. 4.00% 2045[9,13]	132,340	141,299
Government National Mortgage Assn. 4.587% 2061[9]	2,925	3,162
Government National Mortgage Assn. 4.528% 2062[9]	8,081	8,774
Government National Mortgage Assn. 4.625% 2062[9]	3,256	3,556
Government National Mortgage Assn. 4.76% 2064[9]	1,978	2,120
Government National Mortgage Assn. 5.057% 2064[9]	1,526	1,621
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[9]	3,083	2,836
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[9]	2,049	1,882
Capital Income Builder — Page 25 of 30

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn., Series 2003, 6.116% 2058[9]	$702	$745
Grace Mortgage Trust, Series 2014-GRCE, Class A, 3.3687% 2028[5,9]	3,000	3,159
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[8,9]	13,778	14,244
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.014% 2038[8,9]	5,151	5,334
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[9]	11,000	11,592
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[5,9]	10,975	11,002
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[5,9]	11,750	11,879
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[5,9]	14,635	14,868
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[5,9]	1,500	1,527
Irvine Core Office Trust, Series 2013-IRV, Class C, 3.279% 2048[5,8,9]	3,800	3,790
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037[9]	3,597	3,605
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[8,9]	14,840	14,924
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[9]	5,099	5,347
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[8,9]	6,066	6,418
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[9]	8,154	8,709
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[8,9]	5,331	5,781
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.057% 2045[8,9]	37,359	38,560
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[5,9]	8,624	8,803
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[8,9]	9,597	10,298
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[9]	5,765	5,985
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[8,9]	1,750	1,886
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[8,9]	5,800	6,143
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[8,9]	5,335	5,884
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[9]	21,988	23,026
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.834% 2042[8,9]	20,105	20,873
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[9]	1,290	1,372
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[5,9]	5,235	5,503
Northern Rock PLC 5.625% 2017[5,9]	12,857	14,033
Northern Rock PLC 5.625% 2017[9]	6,000	6,549
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[8,9]	9,910	10,597
WFLD Mortgage Trust, Series 2014-MONT, Class B, 3.880% 2031[5,8,9]	2,100	2,208
WFLD Mortgage Trust, Series 2014-MONT, Class D, 3.880% 2031[5,8,9]	1,925	1,918
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.880% 2031[5,8,9]	2,200	2,269
		2,183,275
Federal agency bonds & notes 0.69%
CoBank, ACB 0.871% 2022[5,8]	10,410	9,629
CoBank, ACB 7.875% 2018[5]	12,160	14,109
Fannie Mae 5.375% 2016	60,420	63,964
Fannie Mae 0.875% 2018	15,000	14,950
Fannie Mae 2.625% 2024	43,035	44,321
Federal Home Loan Bank 0.50% 2015	25,000	25,013
Federal Home Loan Bank, Series 2816, 1.00% 2017	14,955	15,033
Freddie Mac 5.50% 2016	14,580	15,469
Freddie Mac 1.00% 2017	25,000	25,120
Freddie Mac 1.00% 2017	14,400	14,487
Freddie Mac 1.00% 2017	5,900	5,935
Freddie Mac 5.50% 2017	50,000	55,368
Freddie Mac 4.875% 2018	40,000	44,694
Freddie Mac 1.25% 2019	50,000	49,558
Freddie Mac, Series KF02, Class A2, multifamily 0.731% 2020[8,9]	20,423	20,601
Freddie Mac, Series KF02, Class A3, multifamily 0.811% 2020[8,9]	9,587	9,670
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[9]	13,590	14,492
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[9]	18,009	18,079
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[9]	20,110	20,364
Capital Income Builder — Page 26 of 30

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[9]	$41,420	$41,952
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[9]	5,965	6,101
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[9]	3,717	3,776
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[8,9]	9,380	10,000
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[8,9]	26,650	28,855
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[9]	28,910	30,229
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[9]	94,775	96,821
		698,590
Asset-backed obligations 0.61%
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017[9]	209	211
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[5,9]	12,345	12,752
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[5,9]	20,496	20,649
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[9]	19,870	19,969
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[9]	5,895	5,910
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.79% 2019[9]	2,355	2,359
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[5,9]	9,800	9,816
California Republic Auto Receivables Trust, Series 2015-1, Class A-4, 1.82% 2020[9]	2,985	3,006
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 2021[9]	1,730	1,744
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.175% 2021[1,5,8,9]	20,245	20,240
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[9]	22,100	22,154
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[9]	3,975	4,079
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[9]	298	304
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[5,9]	2,877	2,878
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[5,9]	3,125	3,134
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[5,9]	2,395	2,402
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035[9]	2,786	2,910
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.322% 2036[8,9]	8,499	7,785
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2-A, FSA insured, 0.372% 2035[8,9]	226	208
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.322% 2037[8,9]	11,216	10,227
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.332% 2037[8,9]	23,553	21,422
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39% 2020[9]	50,000	50,212
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[9]	33,755	34,236
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[5,9]	9,700	9,746
Drivetime Auto Owner Trust, Series 2014-2-A, Class D, 3.68% 2021[5,9]	1,500	1,509
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[9]	17,500	17,464
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10% 2017[9]	3,315	3,322
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[5,9]	3,540	3,607
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[5,9]	15,600	15,668
Great American Leasing Receivables, Series 2015-1, Class A-4, 2.02% 2021[5,9]	1,100	1,109
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[5,9]	10,250	10,270
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4,9]	39,640	39,548
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[1,4,9]	1,351	1,348
Honda Auto Receivables Owner Trust, Series 2013-3, Class A-3, 0.77% 2017[9]	22,208	22,241
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A-4, 1.00% 2018[9]	13,131	13,162
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.341% 2037[8,9]	16,694	14,998
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[8,9]	3,700	3,441
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[5,9]	3,750	3,738
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[5,9]	7,650	7,621
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[5,9]	8,145	8,116
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034[9]	612	637
Santander Drive Auto Receivables Trust, Series 2012-5, Class B, 1.56% 2018[9]	2,845	2,850
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[9]	8,905	8,963
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[9]	12,092	12,159
Capital Income Builder — Page 27 of 30

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[9]	$39,780	$39,801
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[9]	1,455	1,460
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[9]	3,850	3,858
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[9]	3,965	4,001
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[9]	6,790	6,897
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[9]	12,415	12,396
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[9]	51,500	51,421
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[5,9]	2,250	2,241
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[5,9]	2,625	2,615
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[9]	23,375	23,382
		608,196
Bonds & notes of governments & government agencies outside the U.S. 0.13%
Bermuda Government 4.854% 2024[5]	10,000	10,700
Bermuda Government 4.138% 2023[5]	4,850	4,960
Croatian Government 6.375% 2021	3,000	3,323
Hungarian Government 6.375% 2021	6,300	7,367
Indonesia (Republic of) 4.125% 2025[5]	30,000	30,712
Indonesia (Republic of) 5.125% 2045[5]	30,000	30,975
Province of Manitoba 3.05% 2024	6,850	7,150
Province of Ontario 3.20% 2024	10,000	10,619
United Mexican States Government, Series M, 7.75% 2031	MXN326,500	24,347
		130,153
Municipals 0.08%
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	$15,500	15,833
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,372
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	3,500	3,878
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,819
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	33,000	33,076
		82,978
Total bonds, notes & other debt instruments (cost: $15,176,856,000)		15,532,623
Short-term securities 3.47%
3M Co. 0.09% due 6/9/2015[5]	21,000	20,997
Abbott Laboratories 0.12% due 7/7/2015[5]	56,900	56,890
Apple Inc. 0.09%–0.10% due 5/8/2015–7/17/2015[5]	47,900	47,892
Army and Air Force Exchange Service 0.09%–0.12% due 5/13/2015–5/26/2015[5]	38,100	38,097
CAFCO, LLC 0.25%–0.26% due 5/1/2015–8/5/2015	102,000	101,971
Chariot Funding, LLC 0.27% due 8/3/2015–8/6/2015[5]	50,000	49,969
Chevron Corp. 0.13% due 6/16/2015[5]	93,700	93,682
Ciesco LLC 0.24% due 6/8/2015	50,000	49,991
Coca-Cola Co. 0.22%–0.25% due 6/17/2015–7/9/2015[5]	100,000	99,983
Emerson Electric Co. 0.10%–0.12% due 5/7/2015–7/24/2015[5]	74,500	74,492
ExxonMobil Corp. 0.09% due 6/15/2015	30,000	29,995
Fannie Mae 0.07%–0.22% due 7/1/2015–1/19/2016	377,800	377,674
Federal Farm Credit Banks 0.12%–0.15% due 5/20/2015–9/8/2015	305,000	304,985
Federal Home Loan Bank 0.06%–0.18% due 5/5/2015–11/9/2015	500,225	500,123
Freddie Mac 0.10%–0.19% due 5/4/2015–12/8/2015	899,234	899,106
General Electric Co. 0.08% due 5/1/2015	17,300	17,300
John Deere Bank SA 0.11% due 5/14/2015[5]	20,000	19,999
Capital Income Builder — Page 28 of 30

unaudited
Short-term securities	Principal amount (000)	Value (000)
John Deere Capital Corp. 0.09%–0.12% due 5/15/2015–6/9/2015[5]	$51,200	$51,194
Jupiter Securitization Co., LLC 0.21%–0.25% due 5/4/2015–8/14/2015[5]	150,000	149,962
Kimberly-Clark Corp. 0.10% due 5/11/2015[5]	50,000	49,998
Paccar Financial Corp. 0.10% due 5/11/2015	20,900	20,899
PepsiCo Inc. 0.09% due 5/6/2015–5/15/2015[5]	132,000	131,997
Precision Castparts Corp. 0.10% due 5/4/2015[5]	36,800	36,799
Private Export Funding Corp. 0.13% due 6/1/2015[5]	35,200	35,195
Procter & Gamble Co. 0.10%–0.11% due 6/8/2015–6/15/2015[5]	53,900	53,896
Qualcomm Inc. 0.09%–0.12% due 5/14/2015–7/15/2015[5]	71,100	71,089
United Technologies Corp. 0.08%–0.12% due 5/8/2015–5/13/2015[5]	78,000	77,998
Wells Fargo Bank, N.A. 0.23% due 6/3/2015	25,000	25,001
Total short-term securities (cost: $3,486,645,000)		3,487,174
Total investment securities 100.42% (cost: $87,747,991,000)		100,948,169
Other assets less liabilities (0.42)%		(426,162)
Net assets 100.00%		$100,522,007
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $236,525,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 4/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	5/12/2015	HSBC Bank	$21,941	A$28,500	$(597)
British pounds	5/6/2015	HSBC Bank	$390,333	£263,585	(14,250)
British pounds	5/12/2015	Citibank	$49,369	£33,280	(1,711)
British pounds	5/20/2015	Bank of New York Mellon	$24,633	£16,662	(939)
British pounds	5/20/2015	UBS AG	$64,309	£43,487	(2,433)
British pounds	5/20/2015	Citibank	$68,794	£46,541	(2,637)
British pounds	5/21/2015	JPMorgan Chase	$64,251	£43,439	(2,417)
British pounds	6/5/2015	HSBC Bank	$28,387	£19,000	(770)
British pounds	6/10/2015	Bank of America, N.A.	$110,883	£74,310	(3,149)
Euros	5/22/2015	HSBC Bank	$14,906	€13,800	(594)
					$(29,497)

Capital Income Builder — Page 29 of 30

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $36,651,823,000, which represented 36.46% of the net assets of the fund. This amount includes $36,589,737,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,744,043,000, which represented 2.73% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $28,794,000, which represented .03% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Coupon rate may change periodically.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $52,930,000, which represented .05% of the net assets of the fund.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Purchased on a TBA basis.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$39,637	$39,548.04%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021	4/7/2015	1,351	1,348.00
Revel AC, Inc.	2/8/2012	4,933	—	.00
Total private placement securities		$45,921	$40,896.04%

Key to abbreviations and symbols
ADR = American Depositary Receipts
Auth. = Authority
FDR = Fiduciary Depositary Receipts
Fin. = Finance
G.O. = General Obligation
GDR = Global Depositary Receipts
LOC = Letter of credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
A$ = Australian dollars
CAD = Canadian dollars
EUR/€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
MXN = Mexican pesos
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

Summary investment portfolio April 30, 2015	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	56.05%
United Kingdom	15.68
Euro zone*	6.80
Switzerland	4.01
Canada	2.78
Hong Kong	2.16
Singapore	1.94
Australia	1.43
Sweden	1.25
Other countries	4.85
Short-term securities & other assets less liabilities	3.05
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

4	Capital Income Builder

Common stocks 81.09%	Shares	Value (000)
Financials 12.73%
Sampo Oyj, Class A1	22,232,801	$1,079,122
Crown Castle International Corp.	11,707,400	977,919
HSBC Holdings PLC (HKD denominated)[1]	52,922,653	523,469
HSBC Holdings PLC (GBP denominated)[1]	41,296,077	409,631
Prudential PLC[1]	25,113,057	626,705
Ventas, Inc.	8,953,712	616,911
CME Group Inc., Class A	6,369,400	579,042
HCP, Inc.	13,795,421	555,817
Legal & General Group PLC[1]	114,214,405	454,282
Other securities		6,976,190
		12,799,088

Consumer staples 11.67%
Philip Morris International Inc.	34,603,898	2,888,387
Altria Group, Inc.	46,160,505	2,310,333
Imperial Tobacco Group PLC[1]	19,044,315	931,122
Reynolds American Inc.	12,015,982	880,772
Coca-Cola Co.	18,142,274	735,851
Kraft Foods Group, Inc.	8,315,766	704,761
Nestlé SA1	8,885,709	692,905
Lorillard, Inc.	7,417,900	518,215
Other securities		2,071,696
		11,734,042

Health care 10.24%
AbbVie Inc.	33,482,801	2,164,998
Novartis AG1	19,145,000	1,978,044
Amgen Inc.	11,852,909	1,871,693
GlaxoSmithKline PLC[1]	53,330,900	1,233,801
Pfizer Inc.	22,560,800	765,488
AstraZeneca PLC[1]	5,698,400	392,702
AstraZeneca PLC (ADR)	3,158,200	216,274
Other securities		1,674,308
		10,297,308

Telecommunication services 10.01%
Verizon Communications Inc.	59,163,811	2,984,223
Singapore Telecommunications Ltd.[1]	465,131,500	1,554,232
AT&T Inc.	37,983,377	1,315,744
CenturyLink, Inc.	21,701,878	780,399
Vodafone Group PLC[1]	192,656,864	679,903
Other securities		2,744,101
		10,058,602

Utilities 8.41%
SSE PLC[1,2]	75,843,133	1,796,506
Dominion Resources, Inc.	15,083,695	1,081,199
National Grid PLC[1]	78,696,056	1,058,066
EDP - Energias de Portugal, SA1	149,683,920	599,116
Duke Energy Corp.	7,417,495	575,375
Other securities		3,344,571
		8,454,833

Capital Income Builder	5

Common stocks (continued)	Shares	Value (000)
Energy 8.12%
Kinder Morgan, Inc.	38,829,373	$1,667,722
Royal Dutch Shell PLC, Class B1	39,834,000	1,282,488
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	6,784,318	213,694
BP PLC[1]	145,192,400	1,047,633
ConocoPhillips	10,912,300	741,163
Exxon Mobil Corp.	6,636,200	579,805
Suncor Energy Inc.	16,020,900	521,725
Spectra Energy Corp	13,261,220	493,980
Other securities		1,613,596
		8,161,806

Industrials 5.15%
Lockheed Martin Corp.	5,663,900	1,056,884
General Electric Co.	36,507,000	988,610
Other securities		3,129,235
		5,174,729

Consumer discretionary 4.45%
Daimler AG1	7,058,900	682,417
Las Vegas Sands Corp.	10,376,800	548,725
Other securities		3,245,955
		4,477,097

Information technology 3.90%
Texas Instruments Inc.	14,889,000	807,133
Cisco Systems, Inc.	22,400,000	645,792
Microsoft Corp.	10,180,600	495,184
Other securities		1,977,340
		3,925,449

Materials 2.28%
Rio Tinto PLC[1]	10,598,000	472,108
Amcor Ltd.[1]	43,931,264	467,498
Other securities		1,351,060
		2,290,666

Miscellaneous 4.13%
Other common stocks in initial period of acquisition		4,146,602

Total common stocks (cost: $68,670,760,000)		81,520,222

Preferred securities 0.04%
Other 0.04%
Other securities		37,607

Total preferred securities (cost: $40,939,000)		37,607

Convertible stocks 0.23%
Utilities 0.04%
Other securities		42,076

6	Capital Income Builder

		Value
	Shares	(000)
Financials 0.03%
Fannie Mae 5.375% convertible preferred 2032[3]	240	$3,840
Other securities		20,862
		24,702

Miscellaneous 0.16%
Other convertible stocks in initial period of acquisition		163,160

Total convertible stocks (cost: $242,385,000)		229,938

Convertible bonds 0.14%	Principal amount (000)
Financials 0.14%
Other securities		140,605

Total convertible bonds (cost: $130,406,000)		140,605

Bonds, notes & other debt instruments 15.45%
U.S. Treasury bonds & notes 6.31%
U.S. Treasury 5.58%
U.S. Treasury 0.25%–10.63% 2015–2044[4]	$5,112,927	5,610,642

U.S. Treasury inflation-protected securities 0.73%
U.S. Treasury Inflation-Protected Securities 0.13%–2.50% 2015–2045[5]	678,231	730,501

Total U.S. Treasury bonds & notes		6,341,143

Corporate bonds & notes 5.46%
Health care 0.76%
AbbVie Inc. 2.90%–4.40% 2022–2042	22,580	22,347
Amgen Inc. 2.13%–4.40% 2020–2045	10,650	10,557
GlaxoSmithKline Capital Inc. 5.65% 2018	2,500	2,820
Novartis Securities Investment Ltd. 5.125% 2019	15,000	16,888
Other securities		709,014
		761,626

Telecommunication services 0.73%
AT&T Inc. 0.90%–4.80% 2016–2046[6]	102,366	101,462
Verizon Communications Inc. 3.85%–4.52% 2036–2048[7]	76,836	73,749
Other securities		559,466
		734,677

Energy 0.60%
Kinder Morgan Energy Partners, LP 3.50%–6.00% 2017–2044	35,960	35,886
Kinder Morgan Finance Co. 5.05% 2046	4,250	4,005
Kinder Morgan, Inc. 4.30%–5.55% 2025–2045	16,045	16,118
Shell International Finance BV 3.10% 2015	10,000	10,044
Other securities		539,345
		605,398

Utilities 0.50%
Dominion Gas Holdings LLC 2.50%–3.60% 2019–2024	5,533	5,703
Niagara Mohawk Power Corp. 3.508% 2024[7]	3,965	4,128
Virginia Electric and Power Co. 3.45%–8.88% 2024–2043	3,995	4,768
Other securities		484,579
		499,178

Capital Income Builder	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Industrials 0.34%
General Electric Capital Corp. 2.20% 2020	$8,125	$8,242
General Electric Capital Corp., junior subordinated 6.25%–7.13% 2049[6]	90,000	103,875
General Electric Co. 4.50% 2044	2,000	2,189
General Electric Corp. 5.25% 2017	12,500	13,783
Other securities		216,550
		344,639

Consumer staples 0.31%
Altria Group, Inc. 0.00%–9.25% 2019–2044	31,749	33,342
Philip Morris International Inc. 3.60%–4.88% 2023–2044	15,845	16,267
Other securities		261,385
		310,994

Other corporate bonds & notes 2.22%
Other securities		2,231,776

Total corporate bonds & notes		5,488,288

Mortgage-backed obligations 2.17%
Fannie Mae 0.00%–7.50% 2017–2047[6,8,9]	738,269	808,897
Freddie Mac 0.00%–6.50% 2019–2047[8]	139,828	153,535
Other securities		1,220,843
		2,183,275

Federal agency bonds & notes 0.69%
Fannie Mae 0.88%–5.38% 2016–2024	118,455	123,235
Freddie Mac 0.73%–5.50% 2016–2025[6,8]	492,416	511,571
Other securities		63,784
		698,590

Other bonds & notes 0.82%
Other securities		821,327

Total bonds, notes & other debt instruments (cost: $15,176,856,000)		15,532,623

Short-term securities 3.47%
Fannie Mae 0.07%–0.22% due 7/1/2015–1/19/2016	377,800	377,674
Federal Home Loan Bank 0.06%–0.18% due 5/5/2015–11/9/2015	500,225	500,123
Freddie Mac 0.10%–0.19% due 5/4/2015–12/8/2015	899,234	899,106
General Electric Co. 0.08% due 5/1/2015	17,300	17,300
Other securities		1,692,971

Total short-term securities (cost: $3,486,645,000)		3,487,174
Total investment securities 100.42% (cost: $87,747,991,000)		100,948,169
Other assets less liabilities (0.42)%		(426,162)

Net assets 100.00%		$100,522,007

8	Capital Income Builder

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $40,896,000, an aggregate cost of $45,921,000, and which represented .04% of the net assets of the fund) were acquired from 2/8/2012 to 4/7/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $52,930,000, which represented ..05% of the net assets of the fund.

Capital Income Builder	9

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $236,525,000 over the prior 12-month period.

			Contract amount		Unrealized depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 4/30/2015 (000)
Sales:
Australian dollars	5/12/2015	HSBC Bank	$21,941	A$28,500	$ (597)
British pounds	5/6/2015	HSBC Bank	$390,333	£263,585	(14,250)
British pounds	5/12/2015	Citibank	$49,369	£33,280	(1,711)
British pounds	5/20/2015	Bank of New York Mellon	$24,633	£16,662	(939)
British pounds	5/20/2015	UBS AG	$64,309	£43,487	(2,433)
British pounds	5/20/2015	Citibank	$68,794	£46,541	(2,637)
British pounds	5/21/2015	JPMorgan Chase	$64,251	£43,439	(2,417)
British pounds	6/5/2015	HSBC Bank	$28,387	£19,000	(770)
British pounds	6/10/2015	Bank of America, N.A.	$110,883	£74,310	(3,149)
Euros	5/22/2015	HSBC Bank	$14,906	€13,800	(594)
					$(29,497)

10	Capital Income Builder

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended April 30, 2015, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 4/30/2015 (000)
SSE PLC[1]	57,576,915	18,266,218	—	75,843,133	$24,056	$1,796,506
TDC A/S1	39,465,244	16,000,000	—	55,465,244	5,698	422,057
TalkTalk Telecom Group PLC[1]	32,980,000	23,766,393	—	56,746,393	2,378	318,261
Six Flags Entertainment Corp.	6,081,400	—	—	6,081,400	6,325	285,947
VTech Holdings Ltd.[1]	14,957,100	2,960,200	1,405,000	16,512,300	3,046	229,626
Veresen Inc.[10]	2,187,800	12,884,300	—	15,072,100	4,062	226,612
Greene King PLC[1]	17,465,299	—	—	17,465,299	2,162	222,271
R.R. Donnelley & Sons Co.	12,629,057	—	1,130,184	11,498,873	6,567	214,109
R.R. Donnelley & Sons Co. 7.875% 2021	$1,475,000	—	—	$1,475,000	58	1,700
R.R. Donnelley & Sons Co. 6.50% 2023	$2,075,000	—	$1,300,000	$775,000	30	827
Glow Energy PCL[1]	69,776,200	8,750,800	—	78,527,000	4,945	203,026
Moneysupermarket.com Group PLC[1]	42,428,401	—	—	42,428,401	3,590	182,301
Mercury General Corp.	2,809,700	—	—	2,809,700	3,470	154,365
Ratchaburi Electricity Generating Holding PCL[1]	77,350,000	—	—	77,350,000	2,511	140,644
BTS Rail Mass Transit
Growth Infrastructure Fund[1]	367,453,100	—	—	367,453,100	3,561	115,965
Marston’s PLC[1]	31,083,908	6,170,320	—	37,254,228	2,290	90,396
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1]	145,255,000	—	—	145,255,000	1,864	59,954
Ekornes ASA[1]	1,990,851	—	—	1,990,851	—	28,028
Canyon Services Group Inc.	4,040,500	—	—	4,040,500	848	27,528
Orior AG1	385,000	—	17,773	367,227	802	22,180
Cache Logistics Trust[1,11]	41,000,000	—	19,601,500	21,398,500	898	—
CenturyLink, Inc.[11]	31,859,340	—	10,157,462	21,701,878	34,408	—
COSCO Pacific Ltd.[1,11]	151,860,551	—	61,140,550	90,720,001	—	—
Kværner ASA[1,11]	17,485,000	—	6,265,662	11,219,338	848	—
Ladbrokes PLC[1,11]	59,622,507	—	15,316,207	44,306,300	3,031	—
mobilezone holding ag, non-registered shares[11]	2,325,000	—	2,325,000	—	—	—
Rexel SA1,11	15,763,103	—	12,337,678	3,425,425	—	—
Starwood Property Trust, Inc.[11]	12,437,000	—	1,045,000	11,392,000	11,940	—
Sunway Real Estate Investment Trust[1,11]	162,538,400	—	25,092,800	137,445,600	1,949	—
William Hill PLC[1,11]	46,533,436	—	14,868,992	31,664,444	4,006	—
					$135,343	$4,742,303

Capital Income Builder	11

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $36,651,823,000, which represented 36.46% of the net assets of the fund. This amount includes $36,589,737,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $28,794,000, which represented .03% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Coupon rate may change periodically.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,744,043,000, which represented 2.73% of the net assets of the fund.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2014; it was not publicly disclosed.
[11]	Unaffiliated issuer at 4/30/2015.

Key to abbreviations and symbols

ADR = American Depositary Receipts

TBA = To be announced

A$ = Australian dollars

€ = Euros

GBP/£ = British pounds

HKD = Hong Kong dollars

See Notes to Financial Statements

12	Capital Income Builder

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2015	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $83,532,594)	$96,205,866
Affiliated issuers (cost: $4,215,397)	4,742,303	$100,948,169
Cash denominated in currencies other than U.S. dollars (cost: $69,056)		69,067
Cash		5,488
Receivables for:
Sales of investments	1,406,314
Sales of fund’s shares	117,893
Dividends and interest	440,336	1,964,543
		102,987,267
Liabilities:
Unrealized depreciation on open forward currency contracts		29,497
Payables for:
Purchases of investments	2,304,770
Repurchases of fund’s shares	64,831
Closed forward currency contracts	658
Investment advisory services	20,393
Services provided by related parties	36,916
Trustees’ deferred compensation	1,437
Other	6,758	2,435,763
Net assets at April 30, 2015		$100,522,007

Net assets consist of:
Capital paid in on shares of beneficial interest		$90,121,939
Distributions in excess of net investment income		(220,848)
Accumulated net realized loss		(2,548,499)
Net unrealized appreciation		13,169,415
Net assets at April 30, 2015		$100,522,007

See Notes to Financial Statements

Capital Income Builder	13

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,646,060 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$72,714,208	1,190,695	$61.07
Class B	601,620	9,829	61.21
Class C	6,914,942	113,206	61.08
Class F-1	3,951,270	64,701	61.07
Class F-2	5,127,579	84,002	61.04
Class 529-A	2,288,542	37,486	61.05
Class 529-B	42,302	692	61.17
Class 529-C	741,818	12,158	61.02
Class 529-E	95,926	1,571	61.05
Class 529-F-1	73,023	1,196	61.07
Class R-1	154,789	2,536	61.04
Class R-2	745,502	12,213	61.04
Class R-2E	191	3	60.98
Class R-3	1,058,285	17,334	61.05
Class R-4	610,450	9,998	61.05
Class R-5	408,497	6,687	61.09
Class R-6	4,993,063	81,753	61.07

See Notes to Financial Statements

14	Capital Income Builder

Statement of operations	unaudited
for the six months ended April 30, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $63,683; also includes $135,255 from affiliates)	$1,672,583
Interest (net of non-U.S. taxes of $27; also includes $88 from affiliates)	227,809	$1,900,392
Fees and expenses*:
Investment advisory services	113,029
Distribution services	142,931
Transfer agent services	42,441
Administrative services	10,042
Reports to shareholders	1,751
Registration statement and prospectus	1,356
Trustees’ compensation	245
Auditing and legal	74
Custodian	2,634
State and local taxes	1
Other	1,564	316,068
Net investment income		1,584,324

Net realized gain and unrealized depreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (includes $83,144 net loss from affiliates)	1,807,132
Forward currency contracts	656
Currency transactions	(17,365)	1,790,423
Net unrealized (depreciation) appreciation on:
Investments	(591,817)
Forward currency contracts	(32,281)
Currency translations	2,513	(621,585)
Net realized gain and unrealized depreciation on investments, forward currency contracts and currency		1,168,838

Net increase in net assets resulting from operations		$2,753,162

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Capital Income Builder	15

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	April 30, 2015*	October 31, 2014

Operations:
Net investment income	$1,584,324	$4,045,090
Net realized gain on investments, forward currency contracts and currency transactions	1,790,423	4,291,484
Net unrealized depreciation on investments, forward currency contracts and currency translations	(621,585)	(708,300)
Net increase in net assets resulting from operations	2,753,162	7,628,274

Dividends paid to shareholders from net investment income	(2,200,498)	(3,664,888)

Net capital share transactions	3,175,991	3,727,538

Total increase in net assets	3,728,655	7,690,924

Net assets:
Beginning of period	96,793,352	89,102,428
End of period (including distributions in excess of and undistributed net investment income: $(220,848) and $395,326, respectively)	$100,522,007	$96,793,352

*Unaudited.

See Notes to Financial Statements

16	Capital Income Builder

Notes to financial statements	unaudited

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Capital Income Builder	17

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

18	Capital Income Builder

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

Capital Income Builder	19

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2015 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$6,259,170	$6,539,918	$—	$12,799,088
Consumer staples	8,621,175	3,112,867	—	11,734,042
Health care	5,660,475	4,636,833	—	10,297,308
Telecommunication services	5,529,762	4,528,840	—	10,058,602
Utilities	3,100,393	5,354,440	—	8,454,833
Energy	5,223,107	2,938,699	—	8,161,806
Industrials	2,812,986	2,361,743	—	5,174,729
Consumer discretionary	1,768,221	2,708,876	—	4,477,097
Information technology	2,982,154	943,295	—	3,925,449
Materials	992,753	1,297,913	—	2,290,666
Miscellaneous	1,980,289	2,166,313	—	4,146,602
Preferred securities	28,483	9,124	—	37,607
Convertible stocks	226,098	3,840	—	229,938
Convertible bonds	—	140,605	—	140,605
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	6,341,143	—	6,341,143
Corporate bonds & notes	—	5,487,338	950	5,488,288
Mortgage-backed obligations	—	2,183,275	—	2,183,275
Federal agency bonds & notes	—	698,590	—	698,590
Other	—	821,327	—	821,327
Short-term securities	—	3,487,174	—	3,487,174
Total	$45,185,066	$55,762,153	$950	$100,948,169

See the following page for footnote.

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	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(29,497)	$—	$(29,497)

*	Securities with a value of $34,689,848,000, which represented 34.51% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

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Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

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Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, April 30, 2015 (dollars in thousands):

	Assets		Liabilities
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$29,497

Forward currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	658
		$—		$30,155

	Net realized gain		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$656	Net unrealized depreciation on forward currency contracts	$(32,281)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

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Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2015 (dollars in thousands) if close-out netting was exercised:

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$3,807	$—	$(3,632)	$—	$175
Bank of New York Mellon	939	—	(661)	—	278
Citibank	4,348	—	(4,053)	—	295
HSBC Bank	16,211	—	(15,464)	—	747
JPMorgan Chase	2,417	—	(2,322)	—	95
UBS AG	2,433	—	(2,191)	—	242
Total	$30,155	$—	$(28,323)	$—	$1,832

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010, by state tax authorities for tax years before 2009 and by tax authorities outside the U.S. for tax years before 2008.

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Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$957,530
Capital loss carryforward expiring 2017*	(4,321,574)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$15,525,359
Gross unrealized depreciation on investment securities	(2,878,041)
Net unrealized appreciation on investment securities	12,647,318
Cost of investment securities	88,300,851

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Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended	Year ended
Share class	April 30, 2015	October 31, 2014
Class A	$1,614,941	$2,732,692
Class B	13,652	33,303
Class C	129,882	227,155
Class F-1	82,743	164,209
Class F-2	113,056	124,454
Class 529-A	49,957	84,510
Class 529-B	874	1,995
Class 529-C	13,469	22,286
Class 529-E	1,998	3,362
Class 529-F-1	1,655	2,781
Class R-1	2,864	4,819
Class R-2	14,137	24,470
Class R-2E*	3	—	†
Class R-3	22,014	37,732
Class R-4	13,385	21,973
Class R-5	9,440	18,668
Class R-6	116,428	160,479
Total	$2,200,498	$3,664,888

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $100,000,000 of the fund’s monthly gross income and 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2015, the investment advisory services fee was $113,029,000, which was equivalent to an annualized rate of 0.233% of average daily net assets.

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Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

28	Capital Income Builder

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended April 30, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$87,192		$31,249		$3,520		Not applicable
Class B	3,587		364		Not applicable		Not applicable
Class C	34,214		3,111		1,714		Not applicable
Class F-1	4,558		1,957		912		Not applicable
Class F-2	Not applicable		2,346		1,182		Not applicable
Class 529-A	2,515		775		555		$987
Class 529-B	236		22		12		21
Class 529-C	3,588		271		181		321
Class 529-E	233		16		23		42
Class 529-F-1	—		24		18		31
Class R-1	753		67		38		Not applicable
Class R-2	2,739		1,132		184		Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	2,582		754		259		Not applicable
Class R-4	734		264		147		Not applicable
Class R-5	Not applicable		83		98		Not applicable
Class R-6	Not applicable		6		1,199		Not applicable
Total class-specific expenses	$142,931		$42,441		$10,042		$1,402

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $245,000 in the fund’s statement of operations includes $199,000 in current fees (either paid in cash or deferred) and a net increase of $46,000 in the value of the deferred amounts.

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Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$3,822,122	63,230	$1,570,371	26,389		$(3,389,106)	(56,114)	$2,003,387	33,505
Class B	2,965	49	13,450	225		(260,205)	(4,313)	(243,790)	(4,039)
Class C	578,842	9,572	125,672	2,108		(850,850)	(14,115)	(146,336)	(2,435)
Class F-1	707,744	11,745	79,720	1,341		(306,676)	(5,074)	480,788	8,012
Class F-2	857,864	14,191	101,483	1,707		(357,024)	(5,915)	602,323	9,983
Class 529-A	132,249	2,191	49,943	839		(135,282)	(2,240)	46,910	790
Class 529-B	638	11	874	15		(13,917)	(231)	(12,405)	(205)
Class 529-C	49,019	812	13,464	226		(52,148)	(864)	10,335	174
Class 529-E	5,659	93	1,998	34		(6,119)	(102)	1,538	25
Class 529-F-1	8,092	134	1,655	28		(7,186)	(119)	2,561	43
Class R-1	14,089	234	2,860	48		(15,124)	(251)	1,825	31
Class R-2	77,522	1,283	14,105	237		(100,876)	(1,672)	(9,249)	(152)
Class R-2E	92	1	3	—	[2]	(1)	— [2]	94	1
Class R-3	112,250	1,859	21,941	368		(130,373)	(2,158)	3,818	69
Class R-4	75,714	1,254	13,378	225		(64,257)	(1,064)	24,835	415
Class R-5	55,599	919	9,427	158		(39,837)	(657)	25,189	420
Class R-6	834,827	13,882	116,427	1,957		(567,086)	(9,395)	384,168	6,444
Total net increase (decrease)	$7,335,287	121,460	$2,136,771	35,905		$(6,296,067)	(104,284)	$3,175,991	53,081

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	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$6,451,215	108,910	$2,654,726	45,183	$(7,287,529)	(123,057)	$1,818,412	31,036
Class B	11,941	203	32,789	559	(449,820)	(7,593)	(405,090)	(6,831)
Class C	903,554	15,253	219,053	3,731	(1,551,170)	(26,233)	(428,563)	(7,249)
Class F-1	1,212,556	20,540	159,693	2,724	(2,193,219)	(36,366)	(820,970)	(13,102)
Class F-2	2,583,648	42,874	103,035	1,743	(510,919)	(8,607)	2,175,764	36,010
Class 529-A	243,003	4,108	84,489	1,439	(254,325)	(4,285)	73,167	1,262
Class 529-B	1,401	24	1,994	34	(25,721)	(435)	(22,326)	(377)
Class 529-C	91,136	1,540	22,281	380	(98,111)	(1,655)	15,306	265
Class 529-E	11,252	190	3,362	58	(12,695)	(214)	1,919	34
Class 529-F-1	13,081	221	2,779	47	(11,473)	(193)	4,387	75
Class R-1	22,602	381	4,811	82	(31,490)	(532)	(4,077)	(69)
Class R-2	145,623	2,459	24,423	416	(209,909)	(3,545)	(39,863)	(670)
Class R-2E3	94	2	—	—	—	—	94	2
Class R-3	207,671	3,507	37,631	640	(251,061)	(4,246)	(5,759)	(99)
Class R-4	136,939	2,314	21,965	374	(130,435)	(2,205)	28,469	483
Class R-5	94,621	1,598	18,634	318	(224,545)	(3,764)	(111,290)	(1,848)
Class R-6	1,502,009	25,310	159,880	2,715	(213,931)	(3,572)	1,447,958	24,453
Total net increase (decrease)	$13,632,346	229,434	$3,551,545	60,443	$(13,456,353)	(226,502)	$3,727,538	63,375

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $26,210,569,000 and $24,675,635,000, respectively, during the six months ended April 30, 2015.

Capital Income Builder	31

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 4/30/2015[5,6]	$60.76	$1.00	$.70	$1.70
Year ended 10/31/2014	58.25	2.64	2.28	4.92
Year ended 10/31/2013	52.75	1.85	5.88	7.73
Year ended 10/31/2012	49.34	1.87	3.67	5.54
Year ended 10/31/2011	50.05	1.87	(.49)	1.38
Year ended 10/31/2010	46.41	1.77	3.81	5.58
Class B:
Six months ended 4/30/2015[5,6]	60.87	.75	.72	1.47
Year ended 10/31/2014	58.33	2.25	2.22	4.47
Year ended 10/31/2013	52.79	1.42	5.90	7.32
Year ended 10/31/2012	49.36	1.50	3.66	5.16
Year ended 10/31/2011	50.04	1.48	(.48)	1.00
Year ended 10/31/2010	46.39	1.41	3.80	5.21
Class C:
Six months ended 4/30/2015[5,6]	60.77	.75	.70	1.45
Year ended 10/31/2014	58.25	2.17	2.27	4.44
Year ended 10/31/2013	52.75	1.40	5.88	7.28
Year ended 10/31/2012	49.34	1.47	3.66	5.13
Year ended 10/31/2011	50.03	1.46	(.48)	.98
Year ended 10/31/2010	46.39	1.38	3.80	5.18
Class F-1:
Six months ended 4/30/2015[5,6]	60.77	.98	.69	1.67
Year ended 10/31/2014	58.25	2.69	2.19	4.88
Year ended 10/31/2013	52.75	1.82	5.88	7.70
Year ended 10/31/2012	49.35	1.86	3.66	5.52
Year ended 10/31/2011	50.05	1.85	(.48)	1.37
Year ended 10/31/2010	46.41	1.76	3.80	5.56
Class F-2:
Six months ended 4/30/2015[5,6]	60.74	1.06	.69	1.75
Year ended 10/31/2014	58.23	2.59	2.44	5.03
Year ended 10/31/2013	52.73	1.94	5.89	7.83
Year ended 10/31/2012	49.32	1.98	3.67	5.65
Year ended 10/31/2011	50.04	1.98	(.51)	1.47
Year ended 10/31/2010	46.40	1.88	3.80	5.68
Class 529-A:
Six months ended 4/30/2015[5,6]	60.74	.97	.70	1.67
Year ended 10/31/2014	58.23	2.58	2.28	4.86
Year ended 10/31/2013	52.74	1.80	5.87	7.67
Year ended 10/31/2012	49.33	1.83	3.67	5.50
Year ended 10/31/2011	50.04	1.84	(.50)	1.34
Year ended 10/31/2010	46.40	1.75	3.80	5.55

32	Capital Income Builder

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(1.39)	$61.07	2.86%	$72,714	.59%[7]		3.32%[7]
(2.41)	60.76	8.64	70,314	.62		4.44
(2.23)	58.25	14.99	65,602	.61		3.35
(2.13)	52.75	11.48	58,027	.63		3.68
(2.09)	49.34	2.79	55,237	.61		3.73
(1.94)	50.05	12.33	58,471	.62		3.74

(1.13)	61.21	2.47	602	1.34	[7]	2.49	[7]
(1.93)	60.87	7.83	844	1.38		3.79
(1.78)	58.33	14.12	1,207	1.37		2.59
(1.73)	52.79	10.64	1,613	1.38		2.94
(1.68)	49.36	2.02	2,106	1.38		2.94
(1.56)	50.04	11.47	3,068	1.39		2.97

(1.14)	61.08	2.44	6,915	1.38	[7]	2.51	[7]
(1.92)	60.77	7.78	7,027	1.42		3.66
(1.78)	58.25	14.06	7,159	1.41		2.55
(1.72)	52.75	10.60	6,970	1.43		2.89
(1.67)	49.34	1.98	7,187	1.43		2.91
(1.54)	50.03	11.41	8,196	1.44		2.92

(1.37)	61.07	2.82	3,951	.65	[7]	3.28	[7]
(2.36)	60.77	8.57	3,445	.69		4.53
(2.20)	58.25	14.93	4,065	.67		3.30
(2.12)	52.75	11.44	3,106	.66		3.65
(2.07)	49.35	2.78	2,731	.65		3.69
(1.92)	50.05	12.31	3,034	.64		3.72

(1.45)	61.04	2.96	5,128	.40	[7]	3.54	[7]
(2.52)	60.74	8.86	4,496	.42		4.37
(2.33)	58.23	15.21	2,213	.41		3.52
(2.24)	52.73	11.71	2,132	.41		3.88
(2.19)	49.32	3.01	1,492	.41		3.94
(2.04)	50.04	12.58	1,239	.40		3.97

(1.36)	61.05	2.80	2,289	.68	[7]	3.23	[7]
(2.35)	60.74	8.56	2,229	.72		4.35
(2.18)	58.23	14.86	2,063	.70		3.26
(2.09)	52.74	11.39	1,805	.72		3.59
(2.05)	49.33	2.72	1,598	.69		3.66
(1.91)	50.04	12.26	1,476	.68		3.69

See page 38 for footnotes.

Capital Income Builder	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 4/30/2015[5,6]	$60.83	$.72	$.72	$1.44
Year ended 10/31/2014	58.29	2.16	2.23	4.39
Year ended 10/31/2013	52.76	1.36	5.89	7.25
Year ended 10/31/2012	49.34	1.43	3.66	5.09
Year ended 10/31/2011	50.03	1.43	(.49)	.94
Year ended 10/31/2010	46.38	1.36	3.81	5.17
Class 529-C:
Six months ended 4/30/2015[5,6]	60.71	.74	.70	1.44
Year ended 10/31/2014	58.20	2.12	2.28	4.40
Year ended 10/31/2013	52.71	1.37	5.87	7.24
Year ended 10/31/2012	49.31	1.43	3.66	5.09
Year ended 10/31/2011	50.01	1.44	(.49)	.95
Year ended 10/31/2010	46.38	1.37	3.79	5.16
Class 529-E:
Six months ended 4/30/2015[5,6]	60.74	.90	.70	1.60
Year ended 10/31/2014	58.23	2.44	2.28	4.72
Year ended 10/31/2013	52.73	1.66	5.89	7.55
Year ended 10/31/2012	49.33	1.71	3.65	5.36
Year ended 10/31/2011	50.04	1.70	(.50)	1.20
Year ended 10/31/2010	46.40	1.61	3.80	5.41
Class 529-F-1:
Six months ended 4/30/2015[5,6]	60.76	1.04	.70	1.74
Year ended 10/31/2014	58.25	2.72	2.27	4.99
Year ended 10/31/2013	52.75	1.92	5.88	7.80
Year ended 10/31/2012	49.34	1.94	3.67	5.61
Year ended 10/31/2011	50.05	1.94	(.49)	1.45
Year ended 10/31/2010	46.41	1.85	3.80	5.65
Class R-1:
Six months ended 4/30/2015[5,6]	60.73	.76	.70	1.46
Year ended 10/31/2014	58.22	2.16	2.27	4.43
Year ended 10/31/2013	52.72	1.41	5.88	7.29
Year ended 10/31/2012	49.31	1.48	3.66	5.14
Year ended 10/31/2011	50.02	1.47	(.50)	.97
Year ended 10/31/2010	46.38	1.40	3.80	5.20
Class R-2:
Six months ended 4/30/2015[5,6]	60.73	.77	.69	1.46
Year ended 10/31/2014	58.22	2.18	2.27	4.45
Year ended 10/31/2013	52.72	1.43	5.88	7.31
Year ended 10/31/2012	49.32	1.47	3.66	5.13
Year ended 10/31/2011	50.02	1.47	(.49)	.98
Year ended 10/31/2010	46.38	1.38	3.80	5.18

34	Capital Income Builder

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(1.10)	$61.17	2.42%	$42	1.46%[7]		2.39%[7]
(1.85)	60.83	7.69	55	1.50		3.64
(1.72)	58.29	13.99	74	1.49		2.47
(1.67)	52.76	10.50	92	1.51		2.82
(1.63)	49.34	1.90	110	1.49		2.84
(1.52)	50.03	11.39	142	1.48		2.88

(1.13)	61.02	2.42	742	1.45	[7]	2.45	[7]
(1.89)	60.71	7.71	728	1.49		3.57
(1.75)	58.20	13.99	682	1.48		2.48
(1.69)	52.71	10.52	611	1.50		2.81
(1.65)	49.31	1.93	558	1.48		2.86
(1.53)	50.01	11.36	533	1.48		2.90

(1.29)	61.05	2.70	96	.92	[7]	2.99	[7]
(2.21)	60.74	8.28	94	.95		4.11
(2.05)	58.23	14.62	88	.94		3.02
(1.96)	52.73	11.10	77	.96		3.35
(1.91)	49.33	2.44	69	.96		3.39
(1.77)	50.04	11.94	66	.97		3.40

(1.43)	61.07	2.93	73	.45	[7]	3.46	[7]
(2.48)	60.76	8.78	70	.49		4.58
(2.30)	58.25	15.14	63	.48		3.48
(2.20)	52.75	11.63	54	.50		3.81
(2.16)	49.34	2.95	47	.48		3.87
(2.01)	50.05	12.50	42	.47		3.91

(1.15)	61.04	2.44	155	1.38	[7]	2.53	[7]
(1.92)	60.73	7.79	152	1.42		3.64
(1.79)	58.22	14.08	150	1.40		2.55
(1.73)	52.72	10.63	151	1.41		2.90
(1.68)	49.31	1.96	145	1.41		2.93
(1.56)	50.02	11.45	154	1.42		2.96

(1.15)	61.04	2.47	746	1.35	[7]	2.55	[7]
(1.94)	60.73	7.79	751	1.41		3.67
(1.81)	58.22	14.13	759	1.37		2.60
(1.73)	52.72	10.60	720	1.41		2.90
(1.68)	49.32	1.98	687	1.42		2.92
(1.54)	50.02	11.40	702	1.45		2.92

See page 38 for footnotes.

Capital Income Builder	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 4/30/2015[5,6]	$60.71	$.86	$.69	$1.55
Period from 8/29/2014 to 10/31/2014[5,10]	61.50	.16	(.41)	(.25)
Class R-3:
Six months ended 4/30/2015[5,6]	60.74	.89	.70	1.59
Year ended 10/31/2014	58.23	2.42	2.28	4.70
Year ended 10/31/2013	52.74	1.65	5.87	7.52
Year ended 10/31/2012	49.33	1.69	3.67	5.36
Year ended 10/31/2011	50.04	1.69	(.50)	1.19
Year ended 10/31/2010	46.40	1.60	3.80	5.40
Class R-4:
Six months ended 4/30/2015[5,6]	60.75	.98	.69	1.67
Year ended 10/31/2014	58.24	2.60	2.28	4.88
Year ended 10/31/2013	52.74	1.82	5.89	7.71
Year ended 10/31/2012	49.33	1.86	3.66	5.52
Year ended 10/31/2011	50.04	1.85	(.50)	1.35
Year ended 10/31/2010	46.40	1.75	3.80	5.55
Class R-5:
Six months ended 4/30/2015[5,6]	60.79	1.07	.69	1.76
Year ended 10/31/2014	58.27	2.88	2.19	5.07
Year ended 10/31/2013	52.77	2.00	5.87	7.87
Year ended 10/31/2012	49.35	2.01	3.67	5.68
Year ended 10/31/2011	50.06	2.00	(.50)	1.50
Year ended 10/31/2010	46.42	1.90	3.79	5.69
Class R-6:
Six months ended 4/30/2015[5,6]	60.77	1.08	.70	1.78
Year ended 10/31/2014	58.26	2.76	2.33	5.09
Year ended 10/31/2013	52.76	2.04	5.86	7.90
Year ended 10/31/2012	49.35	2.02	3.68	5.70
Year ended 10/31/2011	50.06	2.04	(.51)	1.53
Year ended 10/31/2010	46.42	1.93	3.78	5.71

	Six months ended	Year ended October 31
Portfolio turnover rate for all share classes[12]	April 30, 2015[3,5,6]	2014	2013	2012	2011	2010
Including mortgage dollar roll transactions	31%	55%	69%	68%	47%	42%
Excluding mortgage dollar roll transactions	25%	Not available

See Notes to Financial Statements

36	Capital Income Builder

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(1.28)	$60.98	2.60%[8]	$—	[9]	1.07%[7,8]		2.89%[7,8]
(.54)	60.71	(.39)[11]	—	[9]	.15	[3,11]	.28	[3,11]

(1.28)	61.05	2.67	1,058		.94	[7]	2.97	[7]
(2.19)	60.74	8.26	1,049		.98		4.08
(2.03)	58.23	14.57	1,011		.97		3.00
(1.95)	52.74	11.10	953		.98		3.33
(1.90)	49.33	2.42	885		.97		3.37
(1.76)	50.04	11.92	907		.98		3.38

(1.37)	61.05	2.83	610		.63	[7]	3.28	[7]
(2.37)	60.75	8.58	582		.67		4.38
(2.21)	58.24	14.95	530		.65		3.31
(2.11)	52.74	11.46	452		.66		3.65
(2.06)	49.33	2.74	391		.66		3.68
(1.91)	50.04	12.27	386		.67		3.70

(1.46)	61.09	2.98	408		.34	[7]	3.58	[7]
(2.55)	60.79	8.92	381		.38		4.85
(2.37)	58.27	15.28	473		.35		3.62
(2.26)	52.77	11.79	449		.36		3.94
(2.21)	49.35	3.05	393		.37		3.98
(2.05)	50.06	12.60	446		.37		4.00

(1.48)	61.07	2.99	4,993		.30	[7]	3.61	[7]
(2.58)	60.77	8.95	4,577		.32		4.66
(2.40)	58.26	15.35	2,963		.30		3.69
(2.29)	52.76	11.83	1,039		.32		3.96
(2.24)	49.35	3.11	668		.32		4.06
(2.07)	50.06	12.66	502		.32		4.08

See page 38 for footnotes.

Capital Income Builder	37

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the year ended October 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.68; the Class A ratio of expenses to average net assets would have been lower by 3 basis points; and the Class A ratio of net income to average net assets would have been lower by 1.15 percentage points. The impact to the other share classes would have been similar.
[3]	Not annualized.
[4]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Although the fund has a plan of distribution for Class R-2E shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[9]	Amount less than $1 million.
[10]	Class R-2E shares were offered beginning August 29, 2014.
[11]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.

Capital Income Builder®
Investment portfolio
October 31, 2014
Common stocks 81.03% Financials 11.94%	Shares	Value (000)
Sampo Oyj, Class A	20,172,801	$964,920
HSBC Holdings PLC (HKD denominated)	60,628,861	616,440
HSBC Holdings PLC (GBP denominated)	33,549,835	343,218
HCP, Inc.	20,647,800	907,884
Prudential PLC	35,596,089	821,404
Ventas, Inc.	11,251,200	770,820
CME Group Inc., Class A	8,569,400	718,201
BNP Paribas SA	7,843,500	492,830
Crown Castle International Corp.	5,240,000	409,349
Aviva PLC	48,913,000	407,662
Principal Financial Group, Inc.	6,555,600	343,317
Public Storage	1,858,500	342,596
Link Real Estate Investment Trust	55,115,000	323,719
Starwood Property Trust, Inc.[1]	12,437,000	280,579
Lloyds Banking Group PLC[2]	219,214,900	270,478
Svenska Handelsbanken AB, Class A	5,203,443	248,117
Swedbank AB, Class A	9,285,296	245,583
Bank of Nova Scotia	3,847,200	235,601
Westpac Banking Corp.	7,086,077	216,879
Deutsche Börse AG	2,954,000	201,785
BM&FBOVESPA SA, ordinary nominative	39,105,000	172,018
New York Community Bancorp, Inc.	10,662,000	170,059
Digital Realty Trust, Inc.	2,395,000	165,231
Mercury General Corp.[1]	2,809,700	149,251
Standard Life PLC	22,660,000	142,713
Old Republic International Corp.	9,176,200	135,533
Arthur J. Gallagher & Co.	2,786,989	132,939
Hospitality Properties Trust	4,405,700	130,453
Bank of China Ltd., Class H	265,642,000	127,081
Credit Suisse Group AG	4,739,358	126,002
BB&T Corp.	3,103,400	117,557
Iron Mountain Inc.	2,789,142	100,604
Barclays PLC	26,088,539	100,495
Industrial and Commercial Bank of China Ltd., Class H	147,821,260	97,783
Sun Hung Kai Properties Ltd.	5,123,083	76,366
Sunway Real Estate Investment Trust[1]	162,538,400	75,605
Hang Seng Bank Ltd.	3,560,000	60,319
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1]	145,255,000	57,085
Equity Residential	750,500	52,205
CapitaMall Trust	26,682,210	40,915
Cache Logistics Trust[1]	41,000,000	37,339
Fortune Real Estate Investment Trust	33,946,000	31,280
Ascendas Real Estate Investment Trust	16,755,000	29,084
CDL Hospitality Trusts, units	19,078,500	25,617
Société Générale	376,945	18,146
Capital Income Builder — Page 1 of 30

Common stocks Financials (continued)	Shares	Value (000)
Parkway Life Real Estate Investment Trust	8,300,000	$15,441
Frasers Centrepoint Trust	5,491,000	8,313
		11,556,816
Consumer staples 11.65%
Altria Group, Inc.	65,222,875	3,152,874
Philip Morris International Inc.	32,191,898	2,865,401
Imperial Tobacco Group PLC	14,990,515	650,107
Kraft Foods Group, Inc.	10,753,666	605,969
Reynolds American Inc.	9,576,982	602,488
Nestlé SA	8,221,599	601,570
British American Tobacco PLC	9,225,137	523,447
Coca-Cola Co.	10,973,300	459,562
Lorillard, Inc.	6,299,900	387,444
Procter & Gamble Co.	4,160,000	363,043
Japan Tobacco Inc.	6,305,200	211,399
Kimberly-Clark Corp.	1,500,000	171,405
Unilever PLC	4,012,000	161,348
Unilever NV, depository receipts	3,616,000	140,224
Kellogg Co.	2,136,000	136,618
Treasury Wine Estates Ltd.	25,637,502	104,909
PepsiCo, Inc.	862,000	82,898
Orior AG1	385,000	20,808
Philip Morris CR as	42,500	18,860
Convenience Retail Asia Ltd.	18,404,000	12,316
		11,272,690
Utilities 10.81%
National Grid PLC	150,719,563	2,232,642
SSE PLC[1]	57,576,915	1,472,772
Dominion Resources, Inc.	14,588,319	1,040,147
Duke Energy Corp.	9,563,269	785,623
EDP - Energias de Portugal, SA	181,642,453	780,982
Fortum Oyj	22,097,866	512,024
DTE Energy Co.	5,451,500	447,895
Exelon Corp.	11,793,150	431,511
Southern Co.	8,500,000	394,060
FirstEnergy Corp.	8,147,000	304,209
CMS Energy Corp.	7,822,000	255,545
PG&E Corp.	4,370,000	219,898
Glow Energy PCL	69,776,200	214,235
NextEra Energy, Inc.	2,000,000	200,440
Xcel Energy Inc.	5,516,000	184,621
Ratchaburi Electricity Generating Holding PCL[1]	77,350,000	144,274
PT Perusahaan Gas Negara (Persero) Tbk	270,100,000	132,983
Sempra Energy	1,159,571	127,553
Power Assets Holdings Ltd.	11,240,700	108,491
Red Eléctrica de Corporación, SA	1,200,000	104,723
PPL Corp.	2,740,500	95,890
GDF SUEZ	3,168,624	76,854
Cheung Kong Infrastructure Holdings Ltd.	9,818,000	71,656
Entergy Corp.	752,500	63,225
Centrica PLC	12,900,000	62,424
		10,464,677
Capital Income Builder — Page 2 of 30

Common stocks Health care 10.12%	Shares	Value (000)
AbbVie Inc.	40,549,900	$2,573,297
Amgen Inc.	12,146,909	1,969,986
Novartis AG	20,595,000	1,911,483
GlaxoSmithKline PLC	36,736,100	833,019
Pfizer Inc.	18,330,800	549,007
Johnson & Johnson	3,000,000	323,340
Roche Holding AG	1,067,200	314,675
AstraZeneca PLC	2,253,900	163,819
AstraZeneca PLC (ADR)	1,558,200	113,655
Sonic Healthcare Ltd.	15,372,157	252,694
Merck & Co., Inc.	4,088,700	236,899
Orion Oyj, Class B	6,439,699	218,614
Bristol-Myers Squibb Co.	3,689,800	214,709
Bayer AG	573,000	81,463
Teva Pharmaceutical Industries Ltd. (ADR)	772,500	43,623
		9,800,283
Telecommunication services 9.48%
Verizon Communications Inc.	56,685,284	2,848,436
CenturyLink, Inc.[1]	31,859,340	1,321,525
Singapore Telecommunications Ltd.	434,531,500	1,278,531
AT&T Inc.	31,115,910	1,084,078
Vodafone Group PLC	149,705,955	496,452
TeliaSonera AB	56,867,277	393,150
TDC A/S	39,465,244	301,064
OJSC Mobile TeleSystems (ADR)	15,137,572	216,467
HKT Trust and HKT Ltd., units	149,605,460	182,301
Advanced Info Service PCL	24,369,600	178,825
MTN Group Ltd.	7,876,000	174,233
TalkTalk Telecom Group PLC	32,980,000	158,327
Swisscom AG	261,611	154,033
MegaFon OJSC (GDR)	4,577,276	107,108
Hutchison Telecommunications Hong Kong Holdings Ltd.	214,176,000	85,337
Total Access Communication PCL	23,550,000	74,837
Total Access Communication PCL, nonvoting depository receipts	1,600,000	5,084
Telstra Corp. Ltd.	13,214,000	65,467
Belgacom SA	800,000	30,186
BCE Inc.	585,000	25,979
		9,181,420
Energy 6.42%
Royal Dutch Shell PLC, Class B	30,434,300	1,125,858
Royal Dutch Shell PLC, Class A	6,129,318	219,192
Kinder Morgan, Inc.	31,048,273	1,201,568
BP PLC	155,558,000	1,117,319
Eni SpA	25,178,600	536,394
Exxon Mobil Corp.	4,393,000	424,847
Chevron Corp.	2,978,500	357,271
ConocoPhillips	4,648,100	335,360
Spectra Energy Corp	6,961,220	272,393
Crescent Point Energy Corp.	5,278,000	174,443
Seadrill Ltd.	6,688,200	153,829
Enbridge Inc.	2,605,000	123,264
Ensco PLC, Class A	2,000,000	81,180
Canyon Services Group Inc.[1]	4,040,500	39,041
Capital Income Builder — Page 3 of 30

Common stocks Energy (continued)	Shares	Value (000)
Kværner ASA[1]	17,485,000	$23,123
TOTAL SA	388,000	23,057
Prosafe SE	2,170,000	9,941
		6,218,080
Industrials 4.93%
Lockheed Martin Corp.	5,114,400	974,651
General Electric Co.	27,235,000	702,935
BAE Systems PLC	52,131,977	382,535
VINCI, SA	5,318,583	303,090
Sydney Airport, units	71,566,435	277,735
KONE Oyj, Class B	6,322,000	271,739
Singapore Technologies Engineering Ltd	91,974,000	268,469
Rexel SA1	15,763,103	264,796
R.R. Donnelley & Sons Co.[1]	12,629,057	220,377
Schneider Electric SE	2,764,700	217,853
Waste Management, Inc.	4,425,300	216,353
COSCO Pacific Ltd.[1]	151,860,551	199,735
BTS Rail Mass Transit Growth Infrastructure Fund[1]	367,453,100	112,820
Andritz AG	1,919,000	92,633
Norfolk Southern Corp.	700,000	77,448
SATS Ltd.	24,526,000	59,182
BELIMO Holding AG	18,215	45,152
SIA Engineering Co. Ltd.	8,617,000	31,927
PayPoint PLC	1,905,000	26,254
United Technologies Corp.	242,000	25,894
		4,771,578
Consumer discretionary 4.53%
Daimler AG	6,847,400	532,268
Darden Restaurants, Inc.	5,936,000	307,366
ProSiebenSat.1 Media AG	7,300,543	294,176
William Hill PLC[1]	46,533,436	268,355
SJM Holdings Ltd.	119,050,000	251,451
Six Flags Entertainment Corp.[1]	6,081,400	245,080
Li & Fung Ltd.	198,436,000	241,803
Greene King PLC[1]	17,465,299	224,073
Hasbro, Inc.	3,754,984	216,024
HUGO BOSS AG	1,595,352	211,617
McDonald’s Corp.	2,000,000	187,460
Target Corp.	3,000,000	185,460
SES SA, Class A (FDR)	3,653,200	126,124
Ladbrokes PLC[1]	59,622,507	112,642
RTL Group SA, non-registered shares	1,173,265	109,477
Home Depot, Inc.	1,065,000	103,859
Leggett & Platt, Inc.	2,470,000	97,269
Stella International Holdings Ltd.	33,655,000	96,558
Las Vegas Sands Corp.	1,455,000	90,588
Industria de Diseño Textil, SA	2,690,000	75,560
Marston’s PLC[1]	31,083,908	74,985
Kingfisher PLC	14,426,912	69,813
Marks and Spencer Group PLC	10,195,000	66,328
H & M Hennes & Mauritz AB, Class B	1,523,000	60,576
Matas A/S	1,398,000	30,716
John Wiley & Sons, Inc., Class A	502,100	29,318
Capital Income Builder — Page 4 of 30

Common stocks Consumer discretionary (continued)	Shares	Value (000)
mobilezone holding ag, non-registered shares[1,2]	2,325,000	$24,769
Ekornes ASA[1]	1,990,851	21,252
Fielmann AG	265,442	17,307
Darty PLC	7,266,600	8,835
Revel AC, Inc.[2,3,4]	41,667	—
		4,381,109
Information technology 4.00%
Texas Instruments Inc.	18,710,500	929,164
Cisco Systems, Inc.	21,175,000	518,152
Microsoft Corp.	8,167,200	383,450
Quanta Computer Inc.	143,465,190	360,355
Apple Inc.	2,821,000	304,668
Delta Electronics, Inc.	46,823,396	280,172
Maxim Integrated Products, Inc.	8,512,700	249,763
Seagate Technology	3,928,160	246,806
VTech Holdings Ltd.[1]	14,957,100	187,274
STMicroelectronics NV	27,703,000	184,655
Moneysupermarket.com Group PLC[1]	42,428,401	135,745
Playtech PLC	6,439,139	72,723
Atea ASA	1,725,000	18,861
		3,871,788
Materials 2.42%
Rio Tinto PLC	9,411,000	447,353
Amcor Ltd.	42,594,747	439,305
Dow Chemical Co.	8,654,000	427,508
RPM International, Inc.	6,000,000	271,800
BASF SE	1,867,700	164,397
E.I. du Pont de Nemours and Co.	2,000,000	138,300
LyondellBasell Industries NV	1,000,000	91,630
Air Products and Chemicals, Inc.	600,000	80,796
CRH PLC	3,000,000	66,429
Koninklijke DSM NV	976,800	61,161
Nucor Corp.	1,000,000	54,060
Akzo Nobel NV	600,000	39,858
MeadWestvaco Corp.	807,000	35,645
Israel Chemicals Ltd.[4]	3,070,000	20,650
		2,338,892
Miscellaneous 4.73%
Other common stocks in initial period of acquisition		4,574,103
Total common stocks (cost: $65,003,143,000)		78,431,436
Preferred securities 0.04% Utilities 0.02%
Southern Co. 5.625%	800,000	19,920
Financials 0.01%
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,360
Citigroup Inc., Series K, depositary shares	168,000	4,496
		9,856
Capital Income Builder — Page 5 of 30

Preferred securities U.S. government agency securities 0.01%	Shares	Value (000)
CoBank, ACB, Class E, noncumulative[5]	13,000	$9,352
Miscellaneous 0.00%
Other preferred securities in initial period of acquisition		1,250
Total preferred securities (cost: $43,434,000)		40,378
Convertible stocks 0.23% Utilities 0.11%
Exelon Corp., convertible preferred, units	2,000,000	105,360
Financials 0.03%
Bank of America Corp., Series L, 7.25% convertible preferred	18,000	20,578
Fannie Mae 5.375% convertible preferred 2032[2]	240	3,120
		23,698
Miscellaneous 0.09%
Other convertible stocks in initial period of acquisition		90,630
Total convertible stocks (cost: $229,691,000)		219,688
Convertible bonds 0.14% Financials 0.03%	Principal amount (000)
Bank of Ireland 10.00% convertible notes 2016	€23,175	31,410
Miscellaneous 0.11%
Other convertible bonds in initial period of acquisition		108,445
Total convertible bonds (cost: $130,450,000)		139,855
Bonds, notes & other debt instruments 15.40% Corporate bonds & notes 6.25% Financials 1.48%
ACE Capital Trust II 9.70% 2030	$7,210	10,635
ACE INA Holdings Inc. 3.35% 2024	3,200	3,236
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,705	2,701
Alexandria Real Estate Equities, Inc. 3.90% 2023	6,000	6,036
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,205	1,224
American Campus Communities, Inc. 3.75% 2023	8,615	8,565
American Campus Communities, Inc. 4.125% 2024	11,720	11,898
American Express Co. 6.15% 2017	9,080	10,238
American Express Credit Co. 1.55% 2017	3,300	3,312
American International Group, Inc. 2.30% 2019	4,275	4,303
American International Group, Inc. 3.375% 2020	5,000	5,199
American International Group, Inc. 4.50% 2044	11,000	11,217
AvalonBay Communities, Inc. 3.625% 2020	10,110	10,552
AXA SA, Series B, junior subordinated 6.379% (undated)[5,6]	7,000	7,582
AXA SA, junior subordinated 6.463% (undated)[5,6]	1,900	1,994
Bank of America Corp., Series L, 3.625% 2016	3,045	3,154
Capital Income Builder — Page 6 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 3.75% 2016	$2,270	$2,371
Bank of America Corp. 5.75% 2017	5,000	5,570
Bank of America Corp. 5.65% 2018	1,940	2,168
Bank of America Corp. 5.875% 2021	5,000	5,784
Bank of America Corp. 3.30% 2023	2,805	2,783
Bank of America Corp. 4.00% 2024	13,405	13,861
Bank of America Corp. junior subordinated 6.50% noncumulative (undated)[6]	3,600	3,708
Bank of Ireland 10.24% (undated)	€57,905	77,079
Bank of New York Mellon Corp. 0.80% 2018[6]	$6,400	6,441
Bank of New York Mellon Corp. 2.10% 2019	15,000	15,010
Barclays Bank PLC 2.50% 2019	6,210	6,265
Barclays Bank PLC 5.14% 2020	15,525	16,903
Berkshire Hathaway Finance Corp. 4.30% 2043	2,000	2,031
Berkshire Hathaway Inc. 4.40% 2042	3,000	3,060
BNP Paribas 4.25% 2024	8,750	8,807
BPCE SA group 5.70% 2023[5]	3,000	3,231
BPCE SA group 4.50% 2025[5]	2,250	2,189
Brandywine Operating Partnership, LP 5.70% 2017	41	45
Brandywine Operating Partnership, LP 3.95% 2023	170	171
CIT Group Inc. 5.00% 2017	7,000	7,350
CIT Group Inc. 3.875% 2019	2,525	2,547
Citigroup Inc. 3.953% 2016	7,500	7,842
Citigroup Inc. 2.50% 2018	7,500	7,599
Citigroup Inc. 2.50% 2019	3,250	3,264
Citigroup Inc. 8.50% 2019	12,656	15,895
Citigroup Inc., Series N, junior subordinated 5.80% (undated)[6]	4,470	4,490
CME Group Inc. 5.30% 2043	4,000	4,758
CNA Financial Corp. 5.85% 2014	30,000	30,171
CNA Financial Corp. 7.35% 2019	6,000	7,285
CNA Financial Corp. 3.95% 2024	3,135	3,218
Corporate Office Properties LP 5.25% 2024	975	1,049
Corporate Office Properties Trust 3.60% 2023	3,115	3,004
Credit Suisse Group AG 3.00% 2021	8,500	8,426
Credit Suisse Group AG 3.625% 2024	8,000	8,036
Crescent Resources 10.25% 2017[5]	3,630	3,993
Crown Castle International Corp. 4.875% 2022	3,050	3,086
DCT Industrial Trust Inc. 4.50% 2023	9,590	9,875
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,289
Developers Diversified Realty Corp. 9.625% 2016	15,520	17,294
Developers Diversified Realty Corp. 7.50% 2017	27,306	30,982
Developers Diversified Realty Corp. 7.875% 2020	16,870	20,969
Discover Financial Services 10.25% 2019	4,334	5,583
ERP Operating LP 5.75% 2017	6,000	6,675
ERP Operating LP 2.375% 2019	4,250	4,254
ERP Operating LP 4.50% 2044	7,000	7,050
Essex Portfolio L.P. 3.25% 2023	7,845	7,668
Essex Portfolio L.P. 3.875% 2024	9,035	9,186
Genworth Holdings, Inc. 4.90% 2023	1,565	1,632
Goldman Sachs Group, Inc. 2.55% 2019	38,345	38,126
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,645
Goldman Sachs Group, Inc. 3.625% 2023	2,500	2,511
Goldman Sachs Group, Inc. 3.85% 2024	23,290	23,547
Goldman Sachs Group, Inc. 4.00% 2024	10,000	10,226
Goldman Sachs Group, Inc., Series L, 5.70% 2049[6]	2,615	2,684
Capital Income Builder — Page 7 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goodman Funding Pty Ltd. 6.375% 2020[5]	$4,000	$4,665
Goodman Funding Pty Ltd. 6.00% 2022[5]	37,395	42,502
HBOS PLC 6.75% 2018[5]	25,085	28,218
Hospitality Properties Trust 6.30% 2016	1,400	1,475
Hospitality Properties Trust 5.625% 2017	5,895	6,394
Hospitality Properties Trust 6.70% 2018	5,978	6,667
Hospitality Properties Trust 5.00% 2022	5,250	5,541
Hospitality Properties Trust 4.50% 2023	5,980	6,098
Hospitality Properties Trust 4.50% 2025	9,425	9,393
HSBC Bank PLC 0.874% 2018[5,6]	425	429
HSBC Holdings PLC 5.25% 2044	5,500	5,992
HSBC USA Inc. 1.11% 2018[6]	11,000	11,179
Intercontinentalexchange, Inc. 4.00% 2023	9,500	9,966
Intesa Sanpaolo SpA 5.017% 2024[5]	8,770	8,584
iStar Financial Inc. 3.875% 2016	3,575	3,638
iStar Financial Inc. 4.875% 2018	1,650	1,654
iStar Financial Inc. 5.00% 2019	8,400	8,400
JPMorgan Chase & Co. 2.20% 2019	29,120	28,804
JPMorgan Chase & Co. 6.30% 2019	5,000	5,806
JPMorgan Chase & Co. 4.625% 2021	5,000	5,486
JPMorgan Chase & Co. 3.20% 2023	5,000	4,964
JPMorgan Chase & Co. 3.625% 2024	25,255	25,590
JPMorgan Chase & Co. 3.875% 2024	2,500	2,493
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[6]	65,950	71,803
JPMorgan Chase & Co., Series-V, junior subordinated, perpetual, 5.00% (undated)[6]	18,805	18,593
Kimco Realty Corp. 4.30% 2018	12,000	12,926
Kimco Realty Corp. 6.875% 2019	1,320	1,574
Leucadia National Corp. 5.50% 2023	4,750	4,991
Liberty Mutual Group Inc. 6.70% 2016[5]	5,000	5,484
Lloyds Banking Group PLC 4.50% 2024	3,825	3,834
MetLife Global Funding I 2.30% 2019[5]	5,395	5,419
Metlife, Inc. 3.60% 2024	4,905	5,007
Morgan Stanley 3.80% 2016	5,000	5,199
Morgan Stanley 2.125% 2018	10,000	10,036
Morgan Stanley 2.375% 2019	23,645	23,521
Morgan Stanley 3.70% 2024	23,385	23,442
Morgan Stanley, Series F, 3.875% 2024	5,465	5,545
New York Life Global Funding 1.30% 2017[5]	2,500	2,491
New York Life Global Funding 2.10% 2019[5]	6,000	6,018
Nordea Bank AB 1.625% 2018[5]	2,500	2,487
Northern Trust Corp. 5.85% 2017[5]	10,150	11,425
Piedmont Operating Partnership LP 3.40% 2023	3,000	2,885
PNC Bank 3.30% 2024	1,750	1,746
PNC Financial Services Group, Inc. 3.90% 2024	8,250	8,373
PNC Preferred Funding Trust I, junior subordinated 1.884% (undated)[5,6]	8,600	8,385
Popular, Inc. 7.00% 2019	900	911
PRICOA Global Funding I 1.35% 2017[5]	4,000	3,998
Prologis, Inc. 2.75% 2019	6,000	6,102
Prologis, Inc. 3.35% 2021	7,000	7,086
Prologis, Inc. 4.25% 2023	10,000	10,436
Prudential Financial, Inc. 3.50% 2024	4,500	4,525
Prudential Financial, Inc. 4.60% 2044	7,250	7,421
QBE Insurance Group Ltd. 2.40% 2018[5]	15,035	15,053
Rabobank Nederland 4.625% 2023	5,000	5,263
Capital Income Builder — Page 8 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Realogy Corp. 4.50% 2019[5]	$1,500	$1,511
Realogy Corp. 9.00% 2020[5]	10,000	11,000
Realogy Corp., LOC, 4.40% 2016[6,7,8]	146	143
Regions Financial Corp. 7.75% 2014	4,228	4,232
Regions Financial Corp. 5.75% 2015	10,000	10,287
Regions Financial Corp. 2.00% 2018	15,000	14,892
Ryman Hospitality Properties, Inc. 5.00% 2021	3,975	3,975
Scentre Group 2.375% 2019[5]	13,330	13,287
Simon Property Group, LP 4.20% 2015	2,430	2,430
Simon Property Group, LP 6.125% 2018	5,665	6,501
Simon Property Group, LP 3.375% 2024	6,000	6,037
Synovus Financial Corp. 7.875% 2019	7,000	7,910
UDR, Inc., Series A, 5.25% 2015	8,975	9,056
UDR, Inc. 3.70% 2020	4,410	4,576
Unum Group 7.125% 2016	12,500	13,920
UnumProvident Finance Co. PLC 6.85% 2015[5]	961	1,016
US Bancorp. 0.724% 2018[6]	5,000	5,043
US Bancorp. 0.634% 2019[6]	3,750	3,757
US Bank NA 2.125% 2019	5,500	5,480
USAA Capital Corp 2.125% 2019[5]	5,500	5,504
WEA Finance LLC 1.75% 2017[5]	9,000	9,025
WEA Finance LLC 2.70% 2019[5]	18,165	18,304
WEA Finance LLC 3.75% 2024[5]	11,930	12,098
WEA Finance LLC 4.75% 2044[5]	600	619
Wells Fargo & Co. 3.30% 2024	36,700	36,637
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[6]	71,606	78,688
		1,434,377
Energy 0.84%
Alpha Natural Resources, Inc. 9.75% 2018	8,000	5,260
Alpha Natural Resources, Inc. 7.50% 2020[5]	775	622
Alpha Natural Resources, Inc. 6.25% 2021	4,000	1,860
American Energy (Marcellus), Term Loan B, 5.25% 2020[6,7,8]	1,500	1,464
American Energy (Marcellus), Term Loan A, 8.50% 2021[6,7,8]	3,275	3,152
American Energy (Permian Basin) 7.125% 2020[5]	4,425	3,913
American Energy (Permian Basin) 7.375% 2021[5]	1,700	1,496
American Energy (Woodford LLC), 9.00% 2022[5]	2,950	2,611
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,310
Anadarko Petroleum Corp. 8.70% 2019	17,265	21,674
Anadarko Petroleum Corp. 6.20% 2040	1,580	1,901
Anadarko Petroleum Corp. 4.50% 2044	715	705
Arch Coal, Inc. 7.00% 2019	7,600	3,078
Arch Coal, Inc. 7.25% 2021	1,350	506
Arch Coal, Inc., Term Loan B1, 6.25% 2018[6,7,8]	2,326	2,066
Athlon Energy Inc. 6.00% 2022[5]	2,150	2,321
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,662
Canadian Natural Resources Ltd. 3.80% 2024	1,975	1,991
Cenovus Energy Inc. 3.00% 2022	16,340	15,950
Cenovus Energy Inc. 3.80% 2023	6,120	6,212
CNOOC Finance (2013) Ltd. 3.00% 2023	73,700	70,013
CONSOL Energy Inc. 8.25% 2020	3,800	4,023
CONSOL Energy Inc. 5.875% 2022[5]	3,375	3,438
Denbury Resources Inc. 4.625% 2023	1,500	1,387
Diamond Offshore Drilling, Inc. 4.875% 2043	19,450	17,554
Capital Income Builder — Page 9 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Ecopetrol SA 5.875% 2045	$460	$475
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	26,605
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,474
Enbridge Energy Partners, LP 5.20% 2020	2,400	2,677
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,733
Enbridge Inc. 4.90% 2015	4,950	5,020
Enbridge Inc. 5.60% 2017	6,940	7,619
Enbridge Inc. 4.00% 2023	22,700	23,543
Enbridge Inc. 4.50% 2044	5,750	5,671
EnLink Midstream Partners, LP 2.70% 2019	2,335	2,359
EnLink Midstream Partners, LP 4.40% 2024	1,800	1,897
Enterprise Products Operating LLC 2.55% 2019	2,095	2,097
Enterprise Products Operating LLC 3.90% 2024	14,840	15,296
Enterprise Products Operating LLC 3.75% 2025	6,495	6,528
Enterprise Products Operating LLC 4.85% 2044	4,830	4,994
Enterprise Products Operating LLC 5.10% 2045	2,685	2,854
Exxon Mobil Corp. 0.384% 2019[6]	10,000	10,024
Exxon Mobil Corp. 1.819% 2019	6,390	6,420
Exxon Mobil Corp. 3.176% 2024	3,500	3,625
Gazprom OJSC 8.146% 2018	21,850	24,246
Gazprom OJSC 4.95% 2022[5]	13,690	13,108
Gazprom OJSC, Series 9, 6.51% 2022	39,990	41,940
Husky Energy Inc. 6.20% 2017	5,600	6,273
Husky Energy Inc. 7.25% 2019	4,500	5,451
Jupiter Resources Inc. 8.50% 2022[5]	4,500	3,994
Kinder Morgan Energy Partners, LP 5.125% 2014	22,210	22,237
Kinder Morgan Energy Partners, LP 6.00% 2017	375	411
Kinder Morgan Energy Partners, LP 2.65% 2019	2,670	2,674
Kinder Morgan Energy Partners, LP 3.95% 2022	2,500	2,497
Kinder Morgan Energy Partners, LP 3.50% 2023	8,550	8,213
Kinder Morgan Energy Partners, LP 4.15% 2024	7,800	7,734
Kinder Morgan Energy Partners, LP 4.25% 2024	14,410	14,369
Kinder Morgan Energy Partners, LP 5.40% 2044	14,505	14,260
Kinder Morgan Energy Partners, LP 5.50% 2044	8,200	8,240
NGL Energy Partners LP 5.125% 2019[5]	1,325	1,335
NGPL PipeCo LLC 7.119% 2017[5]	10,225	10,302
NGPL PipeCo LLC 9.625% 2019[5]	6,425	6,875
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[6,7,8]	498	498
Oasis Petroleum Inc. 6.875% 2022	1,275	1,332
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[5,7]	5,670	5,953
PDC Energy Inc. 7.75% 2022	9,150	9,655
Peabody Energy Corp. 6.00% 2018	8,200	7,974
Peabody Energy Corp. 6.25% 2021	4,025	3,826
Pemex Project Funding Master Trust 5.75% 2018	2,750	3,046
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	17,775
Petrobras Global Finance Co. 4.375% 2023	670	640
Petrobras Global Finance Co. 6.25% 2024	1,175	1,248
Petrobras Global Finance Co. 5.625% 2043	720	661
Petrobras International Finance Co. 3.50% 2017	3,650	3,717
Petrobras International Finance Co. 5.375% 2021	13,700	14,095
Petróleos Mexicanos 5.50% 2021	3,475	3,859
Petróleos Mexicanos 5.50% 2044[5]	3,175	3,326
Phillips 66 2.95% 2017	4,000	4,156
Phillips 66 4.30% 2022	11,525	12,370
Capital Income Builder — Page 10 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[5,7]	$11,984	$12,338
QGOG Constellation SA 6.25% 2019[5]	500	494
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,7]	8,930	9,689
Ras Laffan Liquefied Natural Gas II 5.298% 2020[7]	2,323	2,520
Ras Laffan Liquefied Natural Gas III 6.75% 2019[5]	500	596
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,500	1,601
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,050	4,212
Reliance Holdings Ltd. 6.25% 2040	5,280	5,906
Reliance Holdings Ltd. 6.25% 2040[5]	3,875	4,334
Rice Energy Inc. 6.25% 2022[5]	4,175	4,058
RSP Permian Inc 6.625% 2022[5]	825	824
Sabine Pass Liquefaction, LLC 5.625% 2021	5,500	5,789
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,040
Sabine Pass Liquefaction, LLC 5.75% 2024[5]	1,300	1,350
Samson Investment Co. 9.75% 2020	9,575	6,990
Samson Investment Co., Term Loan B, 5.00% 2018[6,7,8]	150	139
Schlumberger Investment SA 3.65% 2023	10,910	11,434
Shell International Finance BV 3.10% 2015	10,000	10,184
Spectra Energy Partners, LP 2.95% 2018	4,040	4,178
Tesoro Logistics LP 5.50% 2019[5]	575	592
Tesoro Logistics LP 6.25% 2022[5]	6,400	6,640
TransCanada PipeLines Ltd. 6.50% 2018	10,000	11,624
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[6]	12,930	13,092
Transocean Inc. 5.05% 2016	5,450	5,723
Transocean Inc. 2.50% 2017	19,665	19,418
Transocean Inc. 3.80% 2022	8,750	7,889
Transportadora de Gas Peru SA 4.25% 2028[5,7]	2,850	2,750
Western Gas Partners LP 2.60% 2018	1,375	1,395
Williams Companies, Inc. 4.55% 2024	2,170	2,129
Williams Partners LP 3.80% 2015	17,500	17,646
Williams Partners LP 4.125% 2020	5,000	5,265
Williams Partners LP 4.50% 2023	3,350	3,525
Williams Partners LP 4.30% 2024	6,030	6,250
Williams Partners LP 5.40% 2044	2,250	2,361
Williams Partners LP 4.90% 2045	3,730	3,669
		811,014
Telecommunication services 0.79%
Altice Finco SA 6.50% 2022[5]	2,000	2,060
Altice Finco SA, First Lien, 7.75% 2022[5]	26,075	27,379
Altice Finco SA 8.125% 2024[5]	750	789
América Móvil, SAB de CV 6.45% 2022	MXN45,000	3,309
América Móvil, SAB de CV 8.46% 2036	147,200	10,811
AT&T Inc. 0.90% 2016	$10,000	10,019
AT&T Inc. 4.80% 2044	5,200	5,270
Deutsche Telekom International Finance BV 6.75% 2018	15,000	17,574
Frontier Communications Corp. 8.50% 2020	3,000	3,473
Frontier Communications Corp. 6.25% 2021	2,625	2,719
Frontier Communications Corp. 9.25% 2021	5,575	6,669
Frontier Communications Corp. 7.125% 2023	1,650	1,766
Intelsat Jackson Holding Co. 7.25% 2020	625	669
Intelsat Jackson Holding Co. 6.625% 2022	8,175	8,645
MetroPCS Wireless, Inc. 6.25% 2021	7,250	7,594
MetroPCS Wireless, Inc. 6.625% 2023	7,200	7,632
Capital Income Builder — Page 11 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
MTS International Funding Ltd. 8.625% 2020[5]	$46,520	$50,842
MTS International Funding Ltd. 8.625% 2020	36,673	40,080
NII Capital Corp. 10.00% 2016[9]	50	16
NII Capital Corp. 7.875% 2019[5,9]	2,275	1,479
NII Capital Corp. 8.875% 2019[9]	1,950	634
NII Capital Corp. 11.375% 2019[5,9]	3,425	2,243
NII Capital Corp. 7.625% 2021[9]	8,425	1,727
Numerical Group SA, First Lien, 4.875% 2019[5]	1,075	1,076
Numerical Group SA, First Lien, 6.00% 2022[5]	7,325	7,499
Numerical Group SA, First Lien, 6.25% 2024[5]	4,650	4,789
Orange SA 5.50% 2044	3,850	4,280
Sprint Capital Corp. 6.90% 2019	17,200	18,318
Sprint Corp. 7.25% 2021[5]	1,950	2,067
Sprint Corp. 7.875% 2023[5]	50,000	54,250
Sprint Corp. 7.125% 2024[5]	3,000	3,094
Sprint Nextel Corp. 8.375% 2017	12,575	14,241
Sprint Nextel Corp. 9.125% 2017	112,350	127,236
Sprint Nextel Corp. 7.00% 2020	6,500	6,922
Sprint Nextel Corp. 11.50% 2021	138,575	178,762
T-Mobile US, Inc. 6.542% 2020	6,000	6,352
T-Mobile US, Inc. 6.731% 2022	3,000	3,184
Verizon Communications Inc. 0.632% 2017[6]	14,000	14,013
Verizon Communications Inc. 1.35% 2017	2,125	2,122
Verizon Communications Inc. 2.625% 2020[5]	705	702
Verizon Communications Inc. 3.50% 2024	17,331	17,086
Verizon Communications Inc. 4.15% 2024	10,000	10,405
Verizon Communications Inc. 4.40% 2034	20,426	20,012
Verizon Communications Inc. 5.05% 2034	11,547	12,245
Verizon Communications Inc. 4.862% 2046[5]	23,634	24,161
Vodafone Group PLC 5.625% 2017	10,450	11,438
Wind Acquisition SA 4.75% 2020[5]	3,300	3,234
Wind Acquisition SA 7.375% 2021[5]	6,350	6,223
		767,110
Health care 0.66%
AbbVie Inc. 2.90% 2022	7,965	7,781
AbbVie Inc. 4.40% 2042	9,115	9,078
Aetna Inc. 1.50% 2017	2,640	2,638
Aetna Inc. 2.20% 2019	1,995	1,994
Aetna Inc. 4.75% 2044	2,000	2,122
Amgen Inc. 2.20% 2019	3,425	3,401
Baxter International Inc. 1.85% 2018	5,810	5,813
Bayer AG 2.375% 2019[5]	9,095	9,121
Bayer AG 3.00% 2021[5]	6,240	6,291
Bayer AG 3.375% 2024[5]	16,550	16,626
Biogen Idec Inc. 6.875% 2018	1,000	1,162
Boston Scientific Corp. 6.00% 2020	8,075	9,272
Cardinal Health, Inc. 4.00% 2015	1,410	1,438
Cardinal Health, Inc. 5.80% 2016	5,000	5,452
Cardinal Health, Inc. 1.90% 2017	4,500	4,563
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[6,7,8]	212	211
Celgene Corp 3.625% 2024	24,440	24,738
Celgene Corp 4.625% 2044	16,600	17,001
Centene Corp. 5.75% 2017	3,175	3,358
Capital Income Builder — Page 12 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Centene Corp. 4.75% 2022	$680	$689
ConvaTec Finance International SA 8.25% 2019[5,6,10]	3,525	3,603
DJO Finance LLC 9.75% 2017	1,600	1,632
DJO Finance LLC 7.75% 2018	495	502
DJO Finance LLC 8.75% 2018	2,205	2,337
DJO Finance LLC 9.875% 2018	7,835	8,286
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[5]	3,975	4,005
Express Scripts Inc. 2.75% 2014	2,000	2,002
Express Scripts Inc. 2.10% 2015	4,000	4,016
Express Scripts Inc. 3.125% 2016	706	731
Express Scripts Inc. 2.65% 2017	6,090	6,269
Express Scripts Inc. 2.25% 2019	9,000	8,957
Forest Laboratories, Inc. 5.00% 2021[5]	1,290	1,384
Gilead Sciences, Inc. 2.40% 2014	9,015	9,028
Gilead Sciences, Inc. 3.05% 2016	18,215	18,978
Gilead Sciences, Inc. 3.70% 2024	6,810	7,013
Gilead Sciences, Inc. 4.80% 2044	15,475	16,950
GlaxoSmithKline Capital Inc. 5.65% 2018	2,500	2,835
Grifols Worldwide Operations Ltd. 5.25% 2022[5]	950	976
HCA Inc. 3.75% 2019	1,915	1,925
HCA Inc. 6.50% 2020	3,000	3,360
HCA Inc. 5.00% 2024	4,800	4,962
Humana Inc. 2.625% 2019	1,865	1,872
Humana Inc. 3.85% 2024	6,800	6,876
Humana Inc. 4.95% 2044	1,700	1,755
inVentiv Health Inc, Term Loan B4, 7.75% 2018[6,7,8]	2,940	2,923
inVentiv Health Inc. 9.00% 2018[5]	3,500	3,649
inVentiv Health Inc. 11.00% 2018[5]	2,093	1,496
inVentiv Health Inc. 11.00% 2018[5]	1,256	898
inVentiv Health Inc. 12.00% 2018[5,6,10]	4,811	4,354
Kaiser Foundation Hospitals 3.50% 2022	2,750	2,809
Kindred Healthcare Inc., Term Loan B, 4.00% 2021[6,7,8]	1,960	1,943
Kinetic Concepts, Inc. 10.50% 2018	7,085	7,829
Kinetic Concepts, Inc. 12.50% 2019	2,280	2,525
McKesson Corp. 0.95% 2015	2,730	2,737
McKesson Corp. 3.25% 2016	1,600	1,647
McKesson Corp. 1.292% 2017	12,400	12,395
McKesson Corp. 1.40% 2018	1,485	1,461
McKesson Corp. 2.284% 2019	5,810	5,790
McKesson Corp. 3.796% 2024	2,640	2,688
McKesson Corp. 4.883% 2044	8,500	9,087
Medtronic, Inc. 4.625% 2044	1,900	1,980
Merck & Co., Inc. 0.591% 2018[6]	30,000	30,142
Multiplan Inc., Term Loan B, 4.00% 2021[6,7,8]	4,363	4,307
Novartis Capital Corp. 3.40% 2024	14,540	14,957
Novartis Capital Corp. 4.40% 2044	1,250	1,346
Novartis Securities Investment Ltd. 5.125% 2019	15,000	16,950
Ortho-Clinical Diagnostics Inc. 6.625% 2022[5]	5,835	5,463
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[6,7,8]	2,699	2,671
Patheon Inc. 7.50% 2022[5]	235	240
Patheon Inc., Term Loan B, 4.25% 2021[6,7,8]	1,721	1,676
Pfizer Inc. 0.531% 2018[6]	5,000	5,015
Pfizer Inc. 3.40% 2024	1,815	1,843
Pfizer Inc. 4.40% 2044	11,250	11,570
Capital Income Builder — Page 13 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
PRA Holdings, Inc. 9.50% 2023[5]	$1,170	$1,281
Roche Holdings, Inc. 0.576% 2019[5,6]	11,000	11,008
Roche Holdings, Inc. 2.25% 2019[5]	19,750	19,814
Roche Holdings, Inc. 6.00% 2019[5]	8,670	10,023
Roche Holdings, Inc. 2.875% 2021[5]	14,750	14,918
Roche Holdings, Inc. 3.35% 2024[5]	13,360	13,648
Roche Holdings, Inc. 7.00% 2039[5]	6,500	9,495
Schering-Plough Corp. 6.00% 2017	42,500	48,171
Select Medical Holdings Corp. 6.375% 2021	6,005	6,170
Tenet Healthcare Corp., First Lien, 6.25% 2018	4,000	4,360
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,615	1,740
Tenet Healthcare Corp. 8.125% 2022	2,545	2,924
Thermo Fisher Scientific Inc. 1.30% 2017	945	944
Thermo Fisher Scientific Inc. 2.40% 2019	3,005	3,025
Thermo Fisher Scientific Inc. 4.15% 2024	14,000	14,678
UnitedHealth Group Inc. 6.00% 2017	2,050	2,297
UnitedHealth Group Inc. 3.875% 2020	2,900	3,123
UnitedHealth Group Inc. 2.75% 2023	2,210	2,157
UnitedHealth Group Inc. 2.875% 2023	10,500	10,350
VPI Escrow Corp. 6.75% 2018[5]	3,000	3,199
VPI Escrow Corp. 6.375% 2020[5]	5,065	5,217
VPI Escrow Corp. 7.50% 2021[5]	2,015	2,164
VWR Funding, Inc. 7.25% 2017	5,000	5,269
WellPoint, Inc. 2.30% 2018	2,740	2,765
WellPoint, Inc. 2.25% 2019	17,000	16,852
WellPoint, Inc. 3.50% 2024	8,500	8,451
		639,437
Consumer discretionary 0.63%
21st Century Fox America, Inc. 3.70% 2024[5]	1,985	2,020
21st Century Fox America, Inc. 4.75% 2044[5]	1,750	1,816
Academy Sports 9.25% 2019[5]	10,000	10,700
Bed Bath & Beyond Inc. 5.165% 2044	8,750	8,762
Boyd Gaming Corp. 9.00% 2020	14,000	15,172
Burger King Corp. 6.00% 2022[5]	4,150	4,228
Carnival Corp. 3.95% 2020	14,105	14,780
CBS Corp. 1.95% 2017	8,000	8,115
CBS Corp. 2.30% 2019	21,500	21,242
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	4,000	4,180
CEC Entertainment, Inc. 8.00% 2022[5]	1,100	1,062
Cedar Fair, LP 5.375% 2024[5]	475	476
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	8,925	9,349
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	2,025	2,043
Cinemark USA, Inc. 5.125% 2022	2,300	2,323
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,025	1,095
Comcast Corp. 5.85% 2015	10,000	10,551
Comcast Corp. 6.30% 2017	7,000	8,000
Comcast Corp. 4.20% 2034	3,500	3,544
Comcast Corp. 4.75% 2044	16,050	17,315
Cumulus Media Holdings Inc. 7.75% 2019	3,955	4,108
Cumulus Media Inc., Term Loan B, 4.25% 2020[6,7,8]	2,099	2,072
Daimler Finance NA LLC 3.00% 2016[5]	2,500	2,574
DaimlerChrysler North America Holding Corp. 1.375% 2017[5]	8,990	8,977
DaimlerChrysler North America Holding Corp. 1.10% 2018[5,6]	1,500	1,527
Capital Income Builder — Page 14 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Delta 2 (Formula One), Term Loan B, 4.75% 2021[6,7,8]	$1,075	$1,067
Delta 2 (Formula One), Term Loan B, 7.75% 2022[6,7,8]	2,225	2,224
DISH DBS Corp. 4.625% 2017	6,525	6,819
Dollar General Corp. 4.125% 2017	17,500	18,232
Dollar General Corp. 3.25% 2023	11,645	10,471
EchoStar DBS Corp. 7.125% 2016	3,000	3,199
Federated Department Stores, Inc. 6.90% 2029	3,177	4,037
Fiat SpA 8.25% 2021	2,875	3,227
Ford Motor Co. 4.75% 2043	750	768
Ford Motor Credit Co. 8.00% 2016	2,000	2,269
Ford Motor Credit Co. 1.684% 2017	11,000	10,956
Ford Motor Credit Co. 4.25% 2017	5,000	5,296
Ford Motor Credit Co. 2.375% 2018	2,500	2,526
Ford Motor Credit Co. 2.597% 2019	15,310	15,266
Ford Motor Credit Co. 3.664% 2024	1,000	996
Gannett Co., Inc. 5.125% 2019	4,635	4,844
Gannett Co., Inc. 4.875% 2021[5]	650	657
Gannett Co., Inc. 6.375% 2023	475	513
General Motors Financial Co. 3.00% 2017	3,050	3,115
General Motors Financial Co. 6.75% 2018	1,500	1,708
General Motors Financial Co. 4.375% 2021	13,250	13,897
General Motors Financial Co. 4.25% 2023	3,575	3,691
Hilton Hotels Corp. 5.625% 2021[5]	1,800	1,900
Home Depot, Inc. 2.00% 2019	10,000	9,994
Home Depot, Inc. 4.40% 2021	10,000	11,171
Home Depot, Inc. 4.40% 2045	11,700	12,310
Jaguar Land Rover PLC 4.25% 2019[5]	3,500	3,526
Li & Fung Ltd. 6.00% (undated)[6]	28,831	30,525
Limited Brands, Inc. 8.50% 2019	3,006	3,607
Limited Brands, Inc. 7.00% 2020	2,994	3,413
Marks and Spencer Group PLC 6.25% 2017[5]	6,729	7,501
Marriott International, Inc., Series I, 6.375% 2017	12,500	13,963
McClatchy Co. 9.00% 2022	2,000	2,270
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	1,000	1,021
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	5,875	6,227
Metaldyne Performance Group Inc 7.375% 2022[5]	1,890	1,994
MGM Resorts International 6.875% 2016	2,000	2,115
MGM Resorts International 7.50% 2016	2,075	2,236
MGM Resorts International 6.75% 2020	2,025	2,227
MGM Resorts International 7.75% 2022	2,700	3,118
Michaels Stores, Inc. 7.50% 2018[5,6,10]	1,757	1,792
Michaels Stores, Inc. 5.875% 2020[5]	725	736
NBC Universal Enterprise, Inc. 0.916% 2018[5,6]	13,105	13,240
NBC Universal Enterprise, Inc. 5.25% (undated)[5]	9,635	10,085
Needle Merger Sub Corp. 8.125% 2019[5]	5,000	4,825
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	3,900	4,180
Neiman Marcus Group LTD Inc. 8.75% 2021[5,6,10]	3,955	4,252
Neiman Marcus, Term Loan B, 4.25% 2020[6,7,8]	8,388	8,269
PETCO Animal Supplies, Inc. 9.25% 2018[5]	5,000	5,225
Pinnacle Entertainment, Inc. 6.375% 2021	2,050	2,204
Playa Resorts Holding BV 8.00% 2020[5]	1,600	1,672
Schaeffler Holding Finance BV 6.875% 2018[6,10]	€1,600	2,110
Schaeffler Holding Finance BV 7.625% 2018[5,6,10]	$1,275	1,342
Stackpole Intl. 7.75% 2021[5]	4,385	4,478
Capital Income Builder — Page 15 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Station Casinos LLC 7.50% 2021	$325	$341
Target Corp. 6.00% 2018	24,000	27,268
Thomson Reuters Corp. 1.30% 2017	6,705	6,707
Thomson Reuters Corp. 1.65% 2017	2,880	2,892
Thomson Reuters Corp. 4.30% 2023	2,085	2,215
Thomson Reuters Corp. 5.65% 2043	8,875	9,804
Time Inc. 5.75% 2022[5]	2,075	2,034
Time Inc., Term Loan B, 4.25% 2021[6,7,8]	424	422
Time Warner Cable Inc. 5.00% 2020	10,000	11,205
Time Warner Inc. 5.875% 2016	18,600	20,366
Time Warner Inc. 2.10% 2019	1,240	1,223
Time Warner Inc. 4.05% 2023	31,840	33,144
Time Warner Inc. 3.55% 2024	2,000	1,993
Time Warner Inc. 4.65% 2044	1,000	1,004
Univision Communications Inc., Term Loan D, 4.00% 2020[6,7,8]	3,732	3,700
Viacom Inc. 5.85% 2043	2,500	2,842
Viacom Inc. 5.25% 2044	5,225	5,510
Volkswagen Group of America Finance, LLC 1.25% 2017[5]	11,000	10,970
Warner Music Group 6.00% 2021[5]	775	798
Warner Music Group 5.625% 2022[5]	475	479
Warner Music Group 6.75% 2022[5]	4,325	4,282
		614,536
Utilities 0.53%
AES Corp. 7.375% 2021	5,000	5,730
American Electric Power Co. 1.65% 2017	6,500	6,520
Calpine Corp. 5.375% 2023	3,300	3,337
Calpine Corp. 7.875% 2023[5]	500	556
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	27,196
CMS Energy Corp. 8.75% 2019	10,293	13,076
CMS Energy Corp. 6.25% 2020	22,311	26,315
CMS Energy Corp. 5.05% 2022	5,460	6,125
CMS Energy Corp. 3.875% 2024	25,163	26,048
CMS Energy Corp. 4.70% 2043	5,590	5,745
CMS Energy Corp. 4.875% 2044	10,035	10,754
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,635
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	5,000	5,847
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	1,463	1,766
Duke Energy Corp. 0.613% 2017[6]	5,000	5,020
Duke Energy Corp. 3.95% 2023	17,500	18,471
Duke Energy Corp. 3.75% 2024	11,040	11,476
Dynegy Finance Inc. 6.75% 2019[5]	520	539
Dynegy Finance Inc. 7.375% 2022[5]	790	836
Dynegy Finance Inc. 7.625% 2024[5]	3,590	3,810
Entergy Corp. 4.70% 2017	6,500	6,918
Entergy Louisiana, LLC 3.30% 2022	4,520	4,607
Entergy Louisiana, LLC 3.78% 2025	3,500	3,600
FirstEnergy Transmission LLC 5.45% 2044[5]	2,500	2,584
MidAmerican Energy Holdings Co. 3.75% 2023	10,678	11,076
MidAmerican Energy Holdings Co. 5.15% 2043	3,500	3,968
National Grid PLC 6.30% 2016	20,725	22,626
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	12,500	15,027
Niagara Mohawk Power Corp. 3.508% 2024[5]	3,965	4,058
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	4,547	4,444
Capital Income Builder — Page 16 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
NV Energy, Inc 6.25% 2020	$47,794	$56,492
Ohio Power Co., Series G, 6.60% 2033	2,772	3,617
Ohio Power Co., Series H, 6.60% 2033	750	965
Pacific Gas and Electric Co. 3.25% 2023	17,236	17,274
Pacific Gas and Electric Co. 3.85% 2023	12,043	12,643
Pacific Gas and Electric Co. 3.40% 2024	2,500	2,519
Pacific Gas and Electric Co. 3.75% 2042	1,000	930
Pacific Gas and Electric Co. 4.75% 2044	2,500	2,693
PacifiCorp., First Mortgage Bonds, 5.25% 2035	2,047	2,412
Pennsylvania Electric Co. 6.05% 2017	3,000	3,353
PG&E Corp. 2.40% 2019	6,350	6,380
Progress Energy, Inc. 7.05% 2019	9,650	11,540
Progress Energy, Inc. 7.00% 2031	5,000	6,721
Progress Energy, Inc. 7.75% 2031	5,000	7,144
PSEG Power LLC 2.45% 2018	3,000	3,034
PSEG Power LLC 4.30% 2023	5,000	5,217
Public Service Co. of Colorado 5.80% 2018	4,850	5,525
Public Service Co. of Colorado 5.125% 2019	250	285
Public Service Co. of Colorado 3.20% 2020	559	586
Public Service Electric and Gas Co. 2.00% 2019	5,000	4,995
Puget Sound Energy, Inc., First Lien, 6.50% 2020	9,058	10,802
Puget Sound Energy, Inc., First Lien, 6.00% 2021	3,695	4,298
Puget Sound Energy, Inc., First Lien, 5.625% 2022	10,222	11,817
Puget Sound Energy Inc. 6.724% 2036	4,500	6,296
State Grid Overseas Investment Ltd. 1.75% 2018[5]	10,000	9,881
Tampa Electric Co. 5.40% 2021	1,987	2,313
Tampa Electric Co. 2.60% 2022	6,350	6,223
Tampa Electric Co. 4.35% 2044	2,800	2,941
Teco Finance, Inc. 6.75% 2015	400	412
Teco Finance, Inc. 5.15% 2020	13,853	15,548
Virginia Electric and Power Co. 3.45% 2024	1,995	2,052
Virginia Electric and Power Co. 4.45% 2044	2,000	2,122
Xcel Energy Inc. 4.70% 2020	10,508	11,744
Xcel Energy Inc. 6.50% 2036	10,000	13,291
		513,775
Consumer staples 0.46%
Altria Group, Inc. 9.70% 2018	12,328	15,904
Altria Group, Inc. 9.25% 2019	3,834	4,996
Altria Group, Inc. 4.75% 2021	1,500	1,654
Altria Group, Inc. 2.85% 2022	5,000	4,852
Altria Group, Inc. 2.95% 2023	3,800	3,677
Altria Group, Inc. 4.00% 2024	9,500	9,849
Altria Group, Inc. 4.25% 2042	2,000	1,880
Altria Group, Inc. 4.50% 2043	500	484
Altria Group, Inc. 5.375% 2044	4,600	5,074
Anheuser-Busch InBev NV 4.125% 2015	15,000	15,107
Anheuser-Busch InBev NV 1.375% 2017	1,000	1,002
Anheuser-Busch InBev NV 6.875% 2019	16,000	19,289
Anheuser-Busch InBev NV 5.375% 2020	2,500	2,842
C&S Group Enterprises LLC 5.375% 2022[5]	3,250	3,258
Coca-Cola Co. 1.50% 2015	4,000	4,045
Coca-Cola Co. 1.80% 2016	500	511
Coca-Cola Co. 3.30% 2021	2,000	2,102
Capital Income Builder — Page 17 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
ConAgra Foods, Inc. 1.90% 2018	$5,150	$5,129
ConAgra Foods, Inc. 3.20% 2023	4,062	3,944
Constellation Brands, Inc. 3.875% 2019	3,500	3,561
CVS Caremark Corp. 2.25% 2018	3,000	3,035
CVS Caremark Corp. 2.25% 2019	16,530	16,475
CVS Caremark Corp. 4.00% 2023	22,920	24,140
CVS Caremark Corp. 3.375% 2024	2,770	2,771
Del Monte Corp. 7.625% 2019	3,030	3,045
Delhaize Group 6.50% 2017	19,210	21,509
General Mills, Inc. 1.40% 2017	7,640	7,640
General Mills, Inc. 2.20% 2019	2,565	2,553
Imperial Tobacco Finance PLC 2.05% 2018[5]	5,000	4,999
Ingles Markets, Inc. 5.75% 2023	1,900	1,943
Kraft Foods Inc. 5.00% 2042	2,600	2,776
Kroger Co. 6.40% 2017	31,300	35,348
Kroger Co. 2.95% 2021	4,765	4,725
Kroger Co. 3.85% 2023	3,300	3,389
Kroger Co. 5.00% 2042	3,750	3,989
Mondelez International, Inc. 4.00% 2024	12,045	12,449
PepsiCo, Inc. 2.50% 2016	10,000	10,282
Pernod Ricard SA 2.95% 2017[5]	12,000	12,370
Pernod Ricard SA 4.45% 2022[5]	12,500	13,298
Philip Morris International Inc. 3.60% 2023	4,545	4,686
Philip Morris International Inc. 3.875% 2042	6,000	5,630
Philip Morris International Inc. 4.875% 2043	3,500	3,813
Post Holdings, Inc. 6.75% 2021[5]	500	501
Post Holdings, Inc. 7.375% 2022	1,250	1,281
Procter & Gamble Co. 0.503% 2019[6]	11,000	11,035
Reynolds American Inc. 6.15% 2043	1,985	2,323
SABMiller Holdings Inc. 2.45% 2017[5]	14,815	15,150
SABMiller Holdings Inc. 2.20% 2018[5]	3,700	3,698
Smithfield Foods, Inc. 5.25% 2018[5]	800	826
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[6,7,8]	997	991
Tesco PLC 5.50% 2017[5]	1,558	1,677
Tyson Foods, Inc. 2.65% 2019	4,500	4,548
Tyson Foods, Inc. 3.95% 2024	14,800	15,118
Tyson Foods, Inc. 5.15% 2044	1,320	1,415
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[7]	1,428	1,445
Wal-Mart Stores, Inc. 5.80% 2018	11,095	12,610
Wal-Mart Stores, Inc. 3.30% 2024	5,960	6,098
Wal-Mart Stores, Inc. 4.00% 2043	97	97
Wal-Mart Stores, Inc. 4.75% 2043	6,403	7,149
Wal-Mart Stores, Inc. 4.30% 2044	3,000	3,140
WM. Wrigley Jr. Co 2.40% 2018[5]	4,075	4,120
WM. Wrigley Jr. Co 3.375% 2020[5]	29,685	30,364
WM. Wrigley Jr. Co. 2.90% 2019[5]	7,500	7,636
		441,247
Capital Income Builder — Page 18 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 0.42%	Principal amount (000)	Value (000)
AAF Holdings LLC 12.75% 2019[5,6,7,10]	$2,225	$2,184
ADS Waste Escrow 8.25% 2020	1,275	1,342
AECOM Technology Corp. 5.75% 2022[5]	1,100	1,155
AerCap Holdings NV 2.75% 2017[5]	2,500	2,472
Allegiant Travel Co. 5.50% 2019	1,125	1,156
Altegrity, Inc. 9.50% 2019[5]	7,250	7,014
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[7]	472	507
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	7,125	6,991
Atlas Copco AB 5.60% 2017[5]	17,290	19,083
BakerCorp International, Inc. 8.25% 2019	6,500	6,386
BE Aerospace, Inc. 5.25% 2022	10,340	11,555
BNSF Funding Trust I 6.613% 2055[6]	6,700	7,492
Brunswick Rail Finance Ltd. 6.50% 2017	1,300	1,170
Builders Firstsource 7.625% 2021[5]	2,075	2,163
Burlington Northern Santa Fe LLC 3.40% 2024	1,430	1,436
Burlington Northern Santa Fe LLC 3.75% 2024	1,760	1,818
Burlington Northern Santa Fe LLC 4.55% 2044	3,595	3,668
Burlington Northern Santa Fe LLC 4.90% 2044	2,740	2,961
Canadian National Railway Co. 5.55% 2018	25,000	28,288
CEVA Group PLC 4.00% 2018[5]	1,250	1,163
CEVA Group PLC 7.00% 2021[5]	1,850	1,808
CEVA Group PLC 9.00% 2021[5]	775	746
CEVA Group PLC, LOC, 6.50% 2021[6,7,8]	515	492
CEVA Group PLC, Term Loan B, 6.50% 2021[6,7,8]	745	711
CEVA Group PLC, Term Loan, 6.50% 2021[6,7,8]	540	516
CEVA Group PLC, Term Loan, 6.50% 2021[6,7,8]	93	89
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	3,273	3,450
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	2,939	3,092
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	7,106	7,710
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	9,683	10,869
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	10,014	11,341
CSX Corp. 3.40% 2024	9,210	9,273
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[6,7,8]	1,864	1,865
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 5.00% 2018[6,7,8]	783	783
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	1,244	1,429
Esterline Technologies Corp. 7.00% 2020	10,350	10,919
European Aeronautic Defence and Space Company 2.70% 2023[5]	24,000	23,483
Far East Capital Limited SA 8.75% 2020[5]	685	360
Gardner Denver, Inc. Term Loan B, 4.25% 2020[6,7,8]	8,918	8,798
Gates Global LLC 6.00% 2022[5]	3,950	3,851
Gates Global LLC, Term Loan B, 4.25% 2021[6,7,8]	2,650	2,624
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[6]	30,000	32,964
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[6]	60,000	70,125
General Electric Co. 4.50% 2044	4,000	4,282
General Electric Corp. 5.25% 2017	12,500	13,913
LMI Aerospace Inc. 7.375% 2019[5]	2,550	2,563
Milacron LLC 7.75% 2021[5]	900	941
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[5]	750	782
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[5]	5,925	6,043
Nortek Inc. 10.00% 2018	5,000	5,287
Nortek Inc. 8.50% 2021	2,650	2,862
Ply Gem Industries, Inc. 6.50% 2022	1,850	1,827
Ply Gem Industries, Inc. 6.50% 2022[5]	975	963
Ply Gem Industries, Inc., Term Loan B1, 4.00% 2021[6,7,7,8]	1,990	1,965
Capital Income Builder — Page 19 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
R.R. Donnelley & Sons Co. 7.875% 2021[1]	$1,475	$1,667
R.R. Donnelley & Sons Co. 6.50% 2023[1]	2,075	2,158
Republic Services, Inc. 3.80% 2018	2,500	2,660
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	4,225	4,415
TransDigm Inc. 5.50% 2020	8,000	8,040
United Rentals, Inc. 6.125% 2023	4,000	4,320
United Technologies Corp. 4.50% 2042	6,000	6,430
Volvo Treasury AB 5.95% 2015[5]	11,950	12,206
Waste Management, Inc. 2.60% 2016	4,445	4,580
Watco Companies 6.375% 2023[5]	1,735	1,770
		406,976
Materials 0.23%
Arbermarle Corp. 5.10% 2015	3,500	3,537
ArcelorMittal 5.00% 2017[6]	24,950	26,135
ArcelorMittal 10.35% 2019[6]	750	929
ArcelorMittal 6.00% 2021[6]	1,000	1,076
ArcelorMittal 6.75% 2022[6]	20,500	22,860
Ball Corp. 5.00% 2022	1,175	1,237
BHP Billiton Finance (USA) Ltd. 2.05% 2018	13,220	13,362
Dow Chemical Co. 5.70% 2018	402	449
Dow Chemical Co. 4.125% 2021	2,500	2,651
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,635
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,800
Ecolab Inc. 2.375% 2014	750	751
Ecolab Inc. 3.00% 2016	8,725	9,062
Ecolab Inc. 4.35% 2021	1,500	1,642
First Quantum Minerals Ltd. 6.75% 2020[5]	7,898	7,681
First Quantum Minerals Ltd. 7.00% 2021[5]	8,398	8,283
FMG Resources 6.00% 2017[5]	1,000	1,023
FMG Resources 6.875% 2018[5,7]	2,222	2,283
FMG Resources 8.25% 2019[5]	7,275	7,575
Georgia Gulf Corp. 4.875% 2023	3,500	3,408
Glencore Xstrata LLC 4.125% 2023[5]	4,000	3,990
Glencore Xstrata LLC 4.625% 2024[5]	5,000	5,070
JMC Steel Group Inc. 8.25% 2018[5]	9,075	9,245
LSB Industries, Inc. 7.75% 2019	2,100	2,252
Monsanto Co. 2.75% 2021	515	511
Monsanto Co. 4.20% 2034	5,525	5,698
Monsanto Co. 4.40% 2044	300	304
Mosaic Co. 4.25% 2023	1,700	1,786
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	426
PQ Corp. 8.75% 2018[5]	2,031	2,160
Rayonier Advanced Materials Inc. 5.50% 2024[5]	2,545	2,411
Reynolds Group Inc. 7.875% 2019	3,565	3,828
Reynolds Group Inc. 9.875% 2019	680	743
Reynolds Group Inc. 5.75% 2020	10,000	10,450
Rio Tinto Finance (USA) Ltd. 1.375% 2016	3,000	3,024
Rio Tinto Finance (USA) Ltd. 9.00% 2019	11,420	14,754
Ryerson Inc. 9.00% 2017	3,275	3,455
Ryerson Inc. 11.25% 2018	2,004	2,194
Solenis, Term Loan, 7.75% 2022[6,7,8]	3,245	3,178
Tembec Industries Inc. 9.00% 2019[5]	1,055	1,071
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[5]	2,020	2,197
Capital Income Builder — Page 20 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 3.75% 2020[6,7,8]	$2,752	$2,712
Walter Energy, Inc. 9.50% 2019[5]	1,000	873
Walter Energy, Inc. 9.875% 2020	1,275	375
Xstrata Canada Financial Corp. 3.60% 2017[5]	4,000	4,167
Xstrata Canada Financial Corp. 4.95% 2021[5]	3,750	4,023
Yara International ASA 7.875% 2019[5]	2,225	2,684
		218,960
Information technology 0.21%
Alcatel-Lucent USA Inc. 4.625% 2017[5]	1,150	1,174
Alcatel-Lucent USA Inc. 6.75% 2020[5]	1,500	1,553
Alcatel-Lucent USA Inc. 8.875% 2020[5]	9,350	10,308
Apple Inc. 0.537% 2019[6]	8,000	8,016
Avago Technologies Ltd., Term Loan B, 3.75% 2021[6,7,8]	13,416	13,392
Ceridian LLC / Comdata Inc. 8.125% 2017[5]	2,050	2,055
Cisco Systems, Inc. 0.734% 2019[6]	7,500	7,553
eBay Inc. 3.45% 2024	8,500	8,286
First Data Corp. 14.50% 2019[5,10]	933	978
First Data Corp. 6.75% 2020[5]	5,255	5,636
First Data Corp. 11.75% 2021	2,921	3,439
First Data Corp. 12.625% 2021	8,500	10,285
Freescale Semiconductor, Inc. 5.00% 2021[5]	1,000	990
Freescale Semiconductor, Inc. 6.00% 2022[5]	2,200	2,261
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[6,7,8]	591	584
International Business Machines Corp. 1.95% 2016	7,925	8,102
International Business Machines Corp. 3.375% 2023	10,000	10,132
Lawson Software, Inc. 9.375% 2019	5,975	6,520
National Semiconductor Corp. 6.60% 2017	10,000	11,376
Oracle Corp. 0.814% 2019[6]	5,000	5,045
Oracle Corp. 2.25% 2019	6,000	6,017
Oracle Corp. 2.80% 2021	6,500	6,536
Oracle Corp. 3.40% 2024	18,250	18,441
Oracle Corp. 4.50% 2044	3,000	3,106
Samsung Electronics America, Inc. 1.75% 2017[5]	16,850	16,959
Serena Software, Inc. Term Loan B 7.50% 2020[6,7,8]	4,050	4,064
SRA International, Inc., Term Loan B, 6.50% 2018[6,7,8]	8,149	8,164
SunGard Data Systems Inc. 7.375% 2018	3,790	3,956
SunGard Data Systems Inc. 7.625% 2020	3,450	3,696
Xerox Corp. 6.40% 2016	602	646
Xerox Corp. 2.95% 2017	9,940	10,291
Xerox Corp. 6.75% 2017	280	312
Xerox Corp. 2.80% 2020	4,500	4,453
		204,326
Total corporate bonds & notes		6,051,758
Capital Income Builder — Page 21 of 30

Bonds, notes & other debt instruments U.S. Treasury bonds & notes 5.27% U.S. Treasury 4.66%	Principal amount (000)	Value (000)
U.S. Treasury 4.25% 2014	$100,000	$100,139
U.S. Treasury 2.125% 2015	50,000	50,586
U.S. Treasury 4.25% 2015	75,000	77,431
U.S. Treasury 9.875% 2015	106,950	117,666
U.S. Treasury 10.625% 2015	7,500	8,118
U.S. Treasury 11.25% 2015	249,810	257,714
U.S. Treasury 0.375% 2016	25,000	25,051
U.S. Treasury 1.50% 2016	70,000	71,284
U.S. Treasury 1.75% 2016	10,000	10,218
U.S. Treasury 2.625% 2016	25,000	25,788
U.S. Treasury 3.25% 2016	50,000	52,370
U.S. Treasury 4.50% 2016	40,000	42,185
U.S. Treasury 7.50% 2016	190,000	216,733
U.S. Treasury 9.25% 2016	96,000	107,100
U.S. Treasury 4.25% 2017	250,000	274,365
U.S. Treasury 4.50% 2017	100,000	109,402
U.S. Treasury 8.75% 2017	50,000	60,051
U.S. Treasury 8.875% 2017	135,850	165,821
U.S. Treasury 1.25% 2018	15,000	14,930
U.S. Treasury 3.50% 2018	125,000	134,662
U.S. Treasury 3.875% 2018	50,000	54,662
U.S. Treasury 4.00% 2018	60,000	66,075
U.S. Treasury 1.50% 2019	168,375	168,060
U.S. Treasury 1.50% 2019	39,000	38,790
U.S. Treasury 1.625% 2019	200,850	201,306
U.S. Treasury 1.625% 2019	100,000	100,531
U.S. Treasury 1.625% 2019	99,630	100,081
U.S. Treasury 1.625% 2019	65,670	65,763
U.S. Treasury 1.625% 2019	29,400	29,495
U.S. Treasury 1.75% 2019	218,804	220,257
U.S. Treasury 3.125% 2019	155,000	165,771
U.S. Treasury 8.125% 2019	43,440	56,637
U.S. Treasury 8.75% 2020	50,000	69,188
U.S. Treasury 8.75% 2020	30,000	41,181
U.S. Treasury 2.00% 2021	33,700	33,642
U.S. Treasury 2.125% 2021	3,858	3,882
U.S. Treasury 3.125% 2021	25,000	26,763
U.S. Treasury 3.625% 2021	10,000	11,005
U.S. Treasury 8.00% 2021	77,500	108,137
U.S. Treasury 8.125% 2021	25,000	34,868
U.S. Treasury 2.50% 2023	247,000	252,093
U.S. Treasury 2.75% 2023	179,650	186,814
U.S. Treasury 6.25% 2023	25,000	33,090
U.S. Treasury 7.125% 2023	135,000	186,120
U.S. Treasury 2.375% 2024	15,892	15,953
U.S. Treasury 2.75% 2024	108,400	112,564
U.S. Treasury 6.875% 2025	25,000	35,699
U.S. Treasury 6.25% 2030	107,000	155,786
U.S. Treasury 3.125% 2044	11,185	11,325
U.S. Treasury 3.375% 2044	6,386	6,775
		4,513,927
Capital Income Builder — Page 22 of 30

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.61%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.875% 2015[11]	$48,628	$49,529
U.S. Treasury Inflation-Protected Security 0.125% 2016[11]	54,259	54,869
U.S. Treasury Inflation-Protected Security 2.00% 2016[11]	23,969	24,755
U.S. Treasury Inflation-Protected Security 0.125% 2019[11]	303,819	306,239
U.S. Treasury Inflation-Protected Security 0.125% 2024[11]	12,021	11,705
U.S. Treasury Inflation-Protected Security 2.00% 2026[11]	5,992	6,928
U.S. Treasury Inflation-Protected Security 1.375% 2044[11]	121,326	133,847
		587,872
Total U.S. Treasury bonds & notes		5,101,799
Mortgage-backed obligations 2.74%
Aventura Mall Trust, Series A, 3.743% 2032[5,6,7]	1,000	1,060
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.702% 2045[6,7]	960	961
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[6,7]	6,634	6,925
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.563% 2049[6,7]	5,000	5,424
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.821% 2051[6,7]	1,640	1,800
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.497% 2034[6,7]	149	148
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.642% 2034[6,7]	1,194	1,185
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.557% 2038[6,7]	11,681	12,287
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[6,7]	203	223
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[6,7]	4,320	4,805
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.133% 2049[6,7]	5,000	5,523
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[7]	17,425	18,452
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2024[5,6,7]	6,250	6,449
Commercial Mortgage Trust, Series 2005-LP5, Class E, 5.179% 2043[5,6,7]	2,250	2,292
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[7]	1,823	1,965
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[5,7]	12,500	13,139
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 01.05% 2027[5,6,7]	3,000	3,001
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class B, 1.45% 2027[5,6,7]	1,500	1,501
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class C, 1.80% 2027[5,6,7]	1,500	1,501
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class D, 2.40% 2027[5,6,7]	1,000	999
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[7]	338	366
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[7]	217	232
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[7]	249	268
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class D, 5.10% 2038[6,7]	1,500	1,535
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.463% 2039[6,7]	2,333	2,346
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[7]	32,542	34,599
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.607% 2049[6,7]	117	126
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[5,7]	22,406	23,121
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.003% 2031[5,6,7]	5,000	5,002
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-B, 1.353% 2031[5,6,7]	3,000	2,969
Fannie Mae 4.50% 2020[7]	1,164	1,232
Fannie Mae 6.00% 2021[7]	1,290	1,410
Fannie Mae 5.00% 2023[7]	2,368	2,578
Fannie Mae 6.00% 2024[7]	32	35
Fannie Mae 4.00% 2024[7]	4,400	4,707
Fannie Mae 4.50% 2024[7]	12,810	13,879
Fannie Mae 4.50% 2024[7]	3,074	3,281
Fannie Mae 6.00% 2024[7]	3,910	4,432
Fannie Mae 6.00% 2026[7]	14,903	16,854
Fannie Mae 6.00% 2027[7]	21,977	24,916
Capital Income Builder — Page 23 of 30

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 2027[7]	$32,931	$34,259
Fannie Mae 2.50% 2027[7]	26,231	26,770
Fannie Mae 2.50% 2027[7]	17,435	17,773
Fannie Mae 2.50% 2028[7]	39,792	40,610
Fannie Mae 5.50% 2033[7]	681	765
Fannie Mae 5.00% 2035[7]	1,165	1,294
Fannie Mae 6.00% 2036[7]	5,640	6,376
Fannie Mae 6.00% 2036[7]	1,901	2,149
Fannie Mae 6.00% 2036[7]	10,541	11,916
Fannie Mae 6.00% 2036[7]	4,789	5,414
Fannie Mae 7.00% 2036[7]	58	63
Fannie Mae 6.00% 2036[7]	8,342	9,430
Fannie Mae 7.50% 2037[7]	260	296
Fannie Mae 7.50% 2037[7]	363	414
Fannie Mae 7.50% 2037[7]	306	341
Fannie Mae 6.50% 2037[7]	178	192
Fannie Mae 7.50% 2037[7]	961	1,094
Fannie Mae 5.50% 2037[7]	654	735
Fannie Mae 7.00% 2037[7]	6,560	7,481
Fannie Mae 7.50% 2037[7]	29	32
Fannie Mae 7.00% 2037[7]	539	599
Fannie Mae 6.50% 2037[7]	534	576
Fannie Mae 6.50% 2037[7]	426	483
Fannie Mae 6.50% 2037[7]	3,212	3,637
Fannie Mae 7.00% 2038[7]	145	166
Fannie Mae 5.50% 2038[7]	6,264	7,027
Fannie Mae 5.50% 2038[7]	1,188	1,333
Fannie Mae 5.50% 2038[7]	4,745	5,323
Fannie Mae 5.50% 2038[7]	2,561	2,873
Fannie Mae 5.107% 2038[6,7]	2,522	2,720
Fannie Mae 5.281% 2038[6,7]	320	345
Fannie Mae 6.00% 2038[7]	3,155	3,567
Fannie Mae 5.50% 2038[7]	655	729
Fannie Mae 2.26% 2039[6,7]	3,487	3,742
Fannie Mae 2.19% 2039[6,7]	2,215	2,364
Fannie Mae 2.223% 2039[6,7]	2,146	2,279
Fannie Mae 2.25% 2039[6,7]	1,022	1,094
Fannie Mae 2.32% 2039[6,7]	1,286	1,380
Fannie Mae 2.28% 2039[6,7]	2,207	2,368
Fannie Mae 2.335% 2039[6,7]	2,094	2,248
Fannie Mae 2.191% 2039[6,7]	3,634	3,879
Fannie Mae 2.588% 2039[6,7]	2,274	2,440
Fannie Mae 3.058% 2039[6,7]	649	694
Fannie Mae 3.47% 2039[6,7]	3,298	3,454
Fannie Mae 3.636% 2039[6,7]	1,075	1,153
Fannie Mae 5.50% 2039[7]	547	610
Fannie Mae 4.376% 2040[6,7]	4,076	4,340
Fannie Mae 6.00% 2040[7]	27,331	30,895
Fannie Mae 4.192% 2040[6,7]	3,352	3,559
Fannie Mae 4.00% 2040[7]	3,830	4,075
Fannie Mae 4.00% 2040[7]	1,028	1,102
Fannie Mae 3.614% 2041[6,7]	3,139	3,349
Fannie Mae 3.529% 2041[6,7]	1,650	1,730
Fannie Mae 4.00% 2041[7]	9,519	10,122
Fannie Mae 5.00% 2041[7]	21,853	24,236
Capital Income Builder — Page 24 of 30

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.00% 2041[7]	$17,246	$19,704
Fannie Mae 4.00% 2041[7]	565	605
Fannie Mae 4.00% 2041[7]	840	900
Fannie Mae 4.00% 2041[7]	1,722	1,845
Fannie Mae 4.00% 2041[7]	987	1,058
Fannie Mae 4.00% 2042[7]	25,083	26,805
Fannie Mae 4.00% 2042[7]	4,272	4,541
Fannie Mae 4.00% 2042[7]	2,834	3,038
Fannie Mae 4.00% 2042[7]	304,189	325,070
Fannie Mae 4.00% 2042[7]	16,181	17,203
Fannie Mae 4.00% 2042[7]	8,618	9,238
Fannie Mae 4.00% 2042[7]	40,114	42,868
Fannie Mae 4.00% 2042[7]	3,005	3,212
Fannie Mae 4.00% 2042[7]	6,066	6,482
Fannie Mae 3.50% 2042[7]	18,423	19,095
Fannie Mae 4.00% 2043[7]	31,996	34,018
Fannie Mae 4.00% 2043[7]	28,451	30,491
Fannie Mae 4.00% 2043[7]	22,789	24,438
Fannie Mae 4.50% 2043[7]	9,925	10,764
Fannie Mae 4.50% 2043[7]	13,715	14,880
Fannie Mae 4.50% 2043[7]	4,465	4,847
Fannie Mae 3.50% 2044[7,12]	288,270	297,971
Fannie Mae 4.50% 2044[7,12]	10,937	11,857
Fannie Mae 4.00% 2044[7,12]	53,838	57,004
Fannie Mae 4.50% 2044[7,12]	86,408	93,485
Fannie Mae 7.00% 2047[7]	223	253
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[7]	799	827
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021[7]	4,725	4,973
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[7]	928	1,039
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035[7]	4,629	5,226
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[7]	2,571	2,446
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[7]	3,320	3,088
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036[7]	13,282	14,932
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[7]	9,988	11,099
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[7]	472	433
Fannie Mae, Series 2006-65, Class PF, 0.432% 2036[6,7]	3,217	3,228
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[7]	674	610
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036[7]	5,678	6,243
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036[7]	21,036	23,639
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[7]	4,927	5,437
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037[7]	24,883	27,034
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037[7]	11,787	13,132
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]	136	152
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[7]	118	138
Freddie Mac 5.50% 2023[7]	2,306	2,517
Freddie Mac 6.00% 2026[7]	2,193	2,486
Freddie Mac 5.50% 2027[7]	4,251	4,733
Freddie Mac 6.50% 2032[7]	903	1,048
Freddie Mac 5.00% 2038[7]	2,901	3,212
Freddie Mac 5.00% 2038[7]	787	874
Freddie Mac 5.00% 2038[7]	764	846
Freddie Mac 4.95% 2038[6,7]	1,031	1,106
Freddie Mac 5.50% 2038[7]	7,199	8,037
Freddie Mac 5.00% 2039[7]	24,936	27,586
Freddie Mac 2.987% 2039[6,7]	969	1,025
Capital Income Builder — Page 25 of 30

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 6.00% 2040[7]	$251	$283
Freddie Mac 4.50% 2041[7]	36,037	39,063
Freddie Mac 4.50% 2041[7]	1,687	1,828
Freddie Mac 5.50% 2041[7]	12,593	14,061
Freddie Mac 5.00% 2041[7]	629	698
Freddie Mac 4.50% 2043[7]	4,865	5,277
Freddie Mac 4.00% 2043[7]	13,289	14,228
Freddie Mac 6.50% 2047[7]	424	475
Freddie Mac, Series 2890, Class KT, 4.50% 2019[7]	2,153	2,283
Freddie Mac, Series 2642, Class BL, 3.50% 2023[7]	995	1,035
Freddie Mac, Series 2626, Class NG, 3.50% 2023[7]	244	252
Freddie Mac, Series 1617, Class PM, 6.50% 2023[7]	850	958
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[7]	1,284	1,219
Freddie Mac, Series 2122, Class QM, 6.25% 2029[7]	2,969	3,287
Freddie Mac, Series 2153, Class GG, 6.00% 2029[7]	1,621	1,827
Freddie Mac, Series 3061, Class PN, 5.50% 2035[7]	4,463	4,960
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[7]	835	790
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[7]	4,664	4,321
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[7]	1,531	1,424
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[7]	2,808	2,589
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[7]	1,576	1,482
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[7]	1,453	1,372
Freddie Mac, Series 3156, Class NG, 6.00% 2036[7]	13,267	14,560
Freddie Mac, Series 3286, Class JN, 5.50% 2037[7]	6,969	7,699
Freddie Mac, Series 3271, Class OA, 6.00% 2037[7]	9,832	10,852
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.312% 2045[6,7]	9,046	9,067
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[6,7]	2,460	2,546
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[7]	3,388	3,295
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[7]	2,332	2,141
Government National Mortgage Assn. 4.50% 2037[7]	3,593	3,924
Government National Mortgage Assn. 6.50% 2039[7]	969	1,095
Government National Mortgage Assn. 6.00% 2039[7]	7,704	8,796
Government National Mortgage Assn. 5.50% 2040[7]	8,971	10,154
Government National Mortgage Assn. 5.00% 2040[7]	5,378	5,924
Government National Mortgage Assn. 3.50% 2040[7]	432	452
Government National Mortgage Assn. 5.00% 2041[7]	7,394	8,147
Government National Mortgage Assn. 6.50% 2041[7]	3,027	3,334
Government National Mortgage Assn. 4.50% 2041[7]	6,178	6,769
Government National Mortgage Assn. 4.00% 2044[7]	143,207	153,339
Government National Mortgage Assn. 6.22% 2058[7]	946	988
Government National Mortgage Assn., Series 2003, 6.116% 2058[7]	800	857
Government National Mortgage Assn. 6.205% 2058[7]	2,538	2,705
Government National Mortgage Assn. 6.172% 2058[7]	488	514
Government National Mortgage Assn. 5.816% 2058[7]	7,045	7,439
Government National Mortgage Assn. 4.587% 2061[7]	2,967	3,223
Government National Mortgage Assn. 4.528% 2062[7]	8,326	9,073
Government National Mortgage Assn. 4.625% 2062[7]	3,313	3,631
Government National Mortgage Assn. 4.76% 2064[7]	2,016	2,179
Government National Mortgage Assn. 4.00% 2044[7]	143,904	154,051
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.819% 2038[6,7]	13,902	14,729
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.819% 2038[6,7]	5,191	5,489
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[7]	2,320	2,508
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[7]	11,000	11,851
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[7]	4,282	4,729
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[5,7]	10,975	11,051
Capital Income Builder — Page 26 of 30

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[5,7]	$9,250	$9,358
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[5,7]	11,580	11,693
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[5,7]	1,500	1,537
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037[7]	5,000	5,076
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[6,7]	14,840	15,216
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 2045[6,7]	40,508	42,881
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[7]	5,134	5,482
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[5,7]	12,114	12,544
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[5,7]	11,114	11,473
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.092% 2047[6,7]	6,103	6,563
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[7]	8,180	8,866
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.703% 2049[6,7]	9,597	10,450
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.703% 2049[6,7]	4,234	4,619
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[6,7]	5,839	6,425
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[7]	5,765	6,004
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.858% 2044[6,7]	1,019	1,121
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[7]	5,177	5,611
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[6,7]	5,800	6,162
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[6,7]	1,750	1,916
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.163% 2045[6,7]	5,335	6,002
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A1A 5.409% 2046[6,7]	1,622	1,734
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[7]	1,308	1,393
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[7]	25,000	26,506
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[5,7]	7,985	8,249
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.66% 2042[6,7]	20,105	21,193
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[7]	1,454	1,559
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044[7]	781	842
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[7]	1,290	1,387
Northern Rock PLC 5.625% 2017[5,7]	12,857	14,344
Northern Rock PLC 5.625% 2017[7]	6,000	6,694
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.707% 2043[6,7]	890	945
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[6,7]	9,910	10,670
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755% 2031[5,6,7]	2,200	2,203
WFLD Mortgage Trust, Series 2014-MONT, Class B, 3.755% 2031[5,6,7]	2,100	2,154
WFLD Mortgage Trust, Series 2014-MONT, Class D, 3.755% 2031[5,6,7]	1,925	1,860
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.755% 2031[5,6,7]	1,150	1,199
		2,652,995
Federal agency bonds & notes 0.64%
CoBank, ACB 7.875% 2018[5]	12,160	14,306
CoBank, ACB 0.834% 2022[5,6]	10,410	9,812
Fannie Mae 5.00% 2015	25,000	25,546
Fannie Mae 5.375% 2016	60,420	65,497
Fannie Mae 0.875% 2018	15,000	14,798
Fannie Mae 2.625% 2024	43,035	42,843
Federal Home Loan Bank 0.50% 2015	25,000	25,066
Federal Home Loan Bank, Series 2816, 1.00% 2017	14,955	15,023
Freddie Mac 5.50% 2016	14,580	15,837
Freddie Mac 1.00% 2017	20,500	20,566
Freddie Mac 5.50% 2017	50,000	56,376
Freddie Mac 1.00% 2017	25,000	24,982
Freddie Mac 4.875% 2018	40,000	45,140
Freddie Mac 1.25% 2019	50,000	48,814
Freddie Mac, Series KF02, Class A2, multifamily 0.705% 2020[6,7]	32,206	32,357
Freddie Mac, Series KF02, Class A3, multifamily 0.785% 2020[6,7]	15,117	15,169
Capital Income Builder — Page 27 of 30

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K716, Class A2, multifamily 3.132% 2021[7]	$13,590	$14,170
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[7]	20,110	19,946
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[7]	41,420	41,038
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[7]	18,009	17,660
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[7]	5,965	5,956
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[7]	3,717	3,691
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[6,7]	9,380	9,771
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[6,7]	26,650	28,206
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[7]	7,155	7,371
		619,941
Asset-backed obligations 0.39%
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017[7]	5,496	5,541
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[5,7]	12,345	12,702
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[5,7]	15,500	15,509
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.79% 2019[7]	2,355	2,358
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.131% 2021[4,5,6,7]	20,245	20,240
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[7]	5,357	5,545
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[7]	397	406
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035[7]	3,463	3,521
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2-A, FSA insured, 0.343% 2035[6,7]	238	217
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.293% 2036[6,7]	9,034	8,352
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.293% 2037[6,7]	11,960	11,107
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.303% 2037[6,7]	25,052	22,687
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39% 2020[7]	50,000	50,043
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[7]	33,755	33,939
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[7]	17,500	17,472
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10% 2017[7]	3,315	3,322
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[5,7]	3,540	3,563
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[5,7]	11,500	11,555
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[5,7]	14,583	14,730
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[5,7]	10,250	10,276
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.312% 2037[6,7]	17,615	15,738
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[6,7]	3,929	3,483
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034[7]	854	872
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2016[7]	12,092	12,193
Santander Drive Auto Receivables Trust, Series 2012-5, Class B, 1.56% 2018[7]	5,245	5,269
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[7]	1,455	1,461
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[7]	1,710	1,728
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[7]	54,500	54,529
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[7]	23,375	23,314
		371,672
Bonds & notes of governments & government agencies outside the U.S. 0.06%
Bermuda Government 5.603% 2020	6,000	6,735
Bermuda Government 5.603% 2020[5]	2,500	2,806
Bermuda Government 4.138% 2023[5]	4,850	4,862
Bermuda Government 4.854% 2024[5]	7,500	7,819
Croatian Government 6.375% 2021	3,000	3,311
Croatian Government 5.50% 2023[5]	1,355	1,425
Hungarian Government 6.375% 2021	6,300	7,181
Portuguese Government 5.125% 2024[5]	2,700	2,798
Province of Manitoba 3.05% 2024	6,850	6,988
Capital Income Builder — Page 28 of 30

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Province of Ontario 3.20% 2024	$10,000	$10,197
Slovenia (Republic of) 5.85% 2023[5]	3,845	4,333
		58,455
Municipals 0.05%
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	15,500	15,759
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,168
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	3,500	3,777
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,731
		49,435
Total bonds, notes & other debt instruments (cost: $14,539,060,000)		14,906,055
Short-term securities 3.27%
Abbott Laboratories 0.10% due 11/12/2014—11/20/2014[5]	35,900	35,900
Apple Inc. 0.09%—0.13% due 11/13/2014—1/6/2015[5]	150,000	149,984
Army and Air Force Exchange Service 0.11% due 1/20/2015[5]	25,000	24,991
Chariot Funding, LLC 0.17%—0.27% due 11/12/2014—2/2/2015[5]	81,000	80,987
Chevron Corp. 0.07%—0.12% due 11/19/2014—1/20/2015[5]	145,000	144,957
Citicorp 0.18%—0.25% due 12/11/2014—5/1/2015	75,000	74,929
Coca-Cola Co. 0.12%—0.25% due 11/12/2014—7/9/2015[5]	158,200	158,071
E.I. duPont de Nemours and Co. 0.07% due 11/12/2014[5]	40,000	39,999
Emerson Electric Co. 0.09% due 1/6/2015[5]	16,400	16,397
Fannie Mae 0.05%—0.15% due 12/15/2014—7/1/2015	554,700	554,564
Federal Farm Credit Banks 0.11%—0.14% due 4/16/2015—8/28/2015	247,100	246,924
Federal Home Loan Bank 0.04%—0.09% due 11/7/2014—4/24/2015	445,150	445,110
Freddie Mac 0.05%—0.17% due 11/3/2014—8/18/2015	876,900	876,536
Google Inc. 0.15% due 3/24/2015[5]	60,000	59,977
Jupiter Securitization Co., LLC 0.21%—0.26% due 11/24/2014—12/17/2014[5]	35,000	34,996
Parker-Hannifin Corp. 0.07% due 11/10/2014[5]	34,400	34,399
Private Export Funding Corp. 0.17%—0.20% due 11/4/2014—2/2/2015[5]	51,700	51,693
Procter & Gamble Co. 0.12% due 11/4/2014—11/12/2014[5]	80,800	80,800
Wells Fargo & Co. 0.23% due 4/8/2015	50,000	49,949
Total short-term securities (cost: $3,160,802,000)		3,161,163
Total investment securities 100.11% (cost: $83,106,580,000)		96,898,575
Other assets less liabilities (0.11)%		(105,223)
Net assets 100.00%		$96,793,352
Capital Income Builder — Page 29 of 30

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $40,890,000, which represented .04% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,338,841,000, which represented 2.42% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $89,875,000, which represented .09% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	A portion or all of the security purchased on a TBA basis.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Revel AC, Inc.	2/8/2012	$4,933	$—	.00%

Key to abbreviations and symbol
ADR = American Depositary Receipts	Ref. = Refunding
Auth. = Authority	Rev. = Revenue
FDR = Fiduciary Depositary Receipts	TBA = To be announced
Fin. = Finance	€ = Euros
G.O. = General Obligation	GBP = British pounds
GDR = Global Depositary Receipts	HKD = Hong Kong dollars
LOC = Letter of Credit	MXN = Mexican pesos
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-012-1214O-S42218	Capital Income Builder — Page 30 of 30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Income Builder

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the investment portfolio (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Capital Income Builder (the “Fund”) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and investment portfolio (hereafter referred to as "financial statements") are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California

December 8, 2014

Summary investment portfolio October 31, 2014

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	55.96%
United Kingdom	15.92
Euro zone*	8.59
Switzerland	3.57
Hong Kong	2.04
Singapore	1.85
Australia	1.64
Sweden	1.17
Canada	1.09
Other countries	5.01
Short-term securities & other assets less liabilities	3.16
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Common stocks 81.03%	Shares	Value (000)
Financials 11.94%
Sampo Oyj, Class A	20,172,801	$964,920
HSBC Holdings PLC (HKD denominated)	60,628,861	616,440
HSBC Holdings PLC (GBP denominated)	33,549,835	343,218
HCP, Inc.	20,647,800	907,884
Prudential PLC	35,596,089	821,404
Ventas, Inc.	11,251,200	770,820
CME Group Inc., Class A	8,569,400	718,201
BNP Paribas SA	7,843,500	492,830
Crown Castle International Corp.	5,240,000	409,349
Aviva PLC	48,913,000	407,662
Other securities		5,104,088
		11,556,816

Consumer staples 11.65%
Altria Group, Inc.	65,222,875	3,152,874
Philip Morris International Inc.	32,191,898	2,865,401
Imperial Tobacco Group PLC	14,990,515	650,107
Kraft Foods Group, Inc.	10,753,666	605,969
Reynolds American Inc.	9,576,982	602,488
Nestlé SA	8,221,599	601,570
British American Tobacco PLC	9,225,137	523,447
Coca-Cola Co.	10,973,300	459,562
Other securities		1,811,272
		11,272,690

Utilities 10.81%
National Grid PLC	150,719,563	2,232,642
SSE PLC[1]	57,576,915	1,472,772
Dominion Resources, Inc.	14,588,319	1,040,147
Duke Energy Corp.	9,563,269	785,623
EDP - Energias de Portugal, SA	181,642,453	780,982
Fortum Oyj	22,097,866	512,024
DTE Energy Co.	5,451,500	447,895
Exelon Corp.	11,793,150	431,511
Other securities		2,761,081
		10,464,677

12	Capital Income Builder

	Shares	Value (000)
Health care 10.12%
AbbVie Inc.	40,549,900	$2,573,297
Amgen Inc.	12,146,909	1,969,986
Novartis AG	20,595,000	1,911,483
GlaxoSmithKline PLC	36,736,100	833,019
Pfizer Inc.	18,330,800	549,007
Other securities		1,963,491
		9,800,283

Telecommunication services 9.48%
Verizon Communications Inc.	56,685,284	2,848,436
CenturyLink, Inc.[1]	31,859,340	1,321,525
Singapore Telecommunications Ltd.	434,531,500	1,278,531
AT&T Inc.	31,115,910	1,084,078
Vodafone Group PLC	149,705,955	496,452
Other securities		2,152,398
		9,181,420

Energy 6.42%
Royal Dutch Shell PLC, Class B	30,434,300	1,125,858
Royal Dutch Shell PLC, Class A	6,129,318	219,192
Kinder Morgan, Inc.	31,048,273	1,201,568
BP PLC	155,558,000	1,117,319
Eni SpA	25,178,600	536,394
Exxon Mobil Corp.	4,393,000	424,847
Other securities		1,592,902
		6,218,080

Industrials 4.93%
Lockheed Martin Corp.	5,114,400	974,651
General Electric Co.	27,235,000	702,935
Other securities		3,093,992
		4,771,578

Consumer discretionary 4.53%
Daimler AG	6,847,400	532,268
Other securities		3,848,841
		4,381,109

Information technology 4.00%
Texas Instruments Inc.	18,710,500	929,164
Cisco Systems, Inc.	21,175,000	518,152
Other securities		2,424,472
		3,871,788

Materials 2.42%
Rio Tinto PLC	9,411,000	447,353
Amcor Ltd.	42,594,747	439,305
Dow Chemical Co.	8,654,000	427,508
Other securities		1,024,726
		2,338,892

Miscellaneous 4.73%
Other common stocks in initial period of acquisition		4,574,103

Total common stocks (cost: $65,003,143,000)		78,431,436

Preferred securities 0.04%
Financials 0.01%
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,360
Other securities		4,496
		9,856

Capital Income Builder	13

Preferred securities (continued)	Shares	Value (000)
Other 0.03%
Other securities		$29,272

Miscellaneous 0.00%
Other preferred securities in initial period of acquisition		1,250

Total preferred securities (cost: $43,434,000)		40,378

Convertible stocks 0.23%
Utilities 0.11%
Other securities		105,360

Financials 0.03%
Fannie Mae 5.375% convertible preferred 2032[2]	240	3,120
Other securities		20,578
		23,698
Miscellaneous 0.09%
Other convertible stocks in initial period of acquisition		90,630

Total convertible stocks (cost: $229,691,000)		219,688

Convertible bonds 0.14%	Principal amount (000)
Financials 0.03%
Other securities		31,410

Miscellaneous 0.11%
Other convertible bonds in initial period of acquisition		108,445

Total convertible bonds (cost: $130,450,000)		139,855

Bonds, notes & other debt instruments 15.40%
Corporate bonds & notes 6.25%
Financials 1.48%
HSBC Bank PLC 0.874% 2018[3,4]	$425	429
HSBC Holdings PLC 5.25% 2044	5,500	5,992
HSBC USA Inc. 1.11% 2018[4]	11,000	11,179
Other securities		1,416,777
		1,434,377

Energy 0.84%
Shell International Finance BV 3.10% 2015	10,000	10,184
Other securities		800,830
		811,014

Telecommunication services 0.79%
AT&T Inc. 0.90%—4.80% 2016—2044	15,200	15,289
Verizon Communications Inc. 0.63%—5.05% 2017—2046[3,4]	99,768	100,746
Other securities		651,075
		767,110

Health care 0.66%
AbbVie Inc. 2.90%—4.40% 2022—2042	17,080	16,859
Amgen Inc. 2.20% 2019	3,425	3,401
Novartis Capital Corp. 3.40%—4.40% 2024—2044	15,790	16,303
Novartis Securities Investment Ltd. 5.125% 2019	15,000	16,950
Other securities		585,924
		639,437

Utilities 0.53%
National Grid PLC 6.30% 2016	20,725	22,626
Niagara Mohawk Power Corp. 3.508% 2024[3]	3,965	4,058
Virginia Electric and Power Co. 3.45%—4.45% 2024—2044	3,995	4,174
Other securities		482,917
		513,775

14	Capital Income Builder

	Principal amount	Value
	(000)	(000)
Consumer staples 0.46%
Altria Group, Inc. 2.85%—9.70% 2018—2044	$43,062	$48,370
Philip Morris International Inc. 3.60%—4.88% 2023—2043	14,045	14,129
Other securities		378,748
		441,247
Other 1.49%
Other securities		1,444,798

Total corporate bonds & notes		6,051,758

U.S. Treasury bonds & notes 5.27%
U.S. Treasury 4.66%
U.S. Treasury 0.38%—11.25% 2014—2044	4,116,850	4,513,927

U.S. Treasury inflation-protected securities 0.61%
U.S. Treasury Inflation-Protected Security 0.13%—2.40% 2015—2044[5]	570,014	587,872

Total U.S. Treasury bonds & notes		5,101,799

Mortgage-backed obligations 2.74%
Fannie Mae 0.00%—7.50% 2017—2047[4,6,7]	1,467,055	1,566,567
Freddie Mac 0.00%—6.50% 2019—2047[4,6]	175,529	190,293
Other securities		896,135
		2,652,995

Federal agency bonds & notes 0.64%
Fannie Mae 0.88%—5.38% 2015—2024	143,455	148,684
Freddie Mac 0.70%—5.50% 2016—2024[4,6]	393,399	407,050
Other securities		64,207
		619,941

Other 0.50%
Other securities		479,562

Total bonds, notes & other debt instruments (cost: $14,539,060,000)		14,906,055

Short-term securities 3.27%
Fannie Mae 0.05%-0.15% due 12/15/2014-7/1/2015	554,700	554,564
Federal Home Loan Bank 0.04%-0.09% due 11/7/2014-4/24/2015	445,150	445,110
Freddie Mac 0.05%-0.17% due 11/3/2014-8/18/2015	876,900	876,536
Other securities		1,284,953

Total short-term securities (cost: $3,160,802,000)		3,161,163
Total investment securities 100.11% (cost: $83,106,580,000)		96,898,575
Other assets less liabilities (0.11)%		(105,223)

Net assets 100.00%		$96,793,352

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $40,890,000, which represented .04% of the net assets of the fund. One of these securities (with a value of $0, a cost of $4,933,000, and which represented less than .01% of the net assets of the fund) was acquired on 2/8/2012 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes loan participation and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $89,875,000, which represented .09% of the net assets of the fund.

Capital Income Builder	15

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $176,716,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 10/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	11/18/2014	HSBC Bank	$24,955	A$28,500	$(93)
Euros	11/21/2014	HSBC Bank	$55,436	€43,350	1,105
Swiss francs	11/14/2014	Citibank	$61,021	CHF57,000	1,772
					$2,784

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended October 31, 2014, appear below.

	Beginning			Ending	Dividend	Value of
	shares or			shares or	or interest	affiliates at
	principal			principal	income	10/31/2014
	amount	Additions	Reductions	amount	(000)	(000)
SSE PLC	57,134,900	10,252,715	9,810,700	57,576,915	$77,174	$1,472,772
CenturyLink, Inc.	32,243,235	3,290,000	3,673,895	31,859,340	74,181	1,321,525
Starwood Property Trust, Inc.	12,437,000	—	—	12,437,000	22,672	280,579
William Hill PLC	56,291,818	—	9,758,382	46,533,436	9,626	268,355
Rexel SA8	13,630,319	3,246,612	1,113,828	15,763,103	13,204	264,796
Six Flags Entertainment Corp.	—	6,081,400	—	6,081,400	5,554	245,080
R.R. Donnelley & Sons Co.	9,616,944	4,773,100	1,760,987	12,629,057	9,047	220,377
R.R. Donnelley & Sons Co. 6.50% 2023	—	$2,275,000	$200,000	$2,075,000	136	2,158
R.R. Donnelley & Sons Co. 7.875% 2021	$1,750,000	—	$275,000	$1,475,000	129	1,667
Greene King PLC	14,073,299	3,392,000	—	17,465,299	8,265	224,073
COSCO Pacific Ltd.	144,271,550	7,589,001	—	151,860,551	5,995	199,735
VTech Holdings Ltd.	6,688,200	8,268,900	—	14,957,100	9,090	187,274
Mercury General Corp.[8]	1,938,700	871,000	—	2,809,700	6,398	149,251
Ratchaburi Electricity Generating Holding PCL	93,154,500	—	15,804,500	77,350,000	4,897	144,274
Moneysupermarket.com Group PLC	34,915,401	7,513,000	—	42,428,401	4,613	135,745
BTS Rail Mass Transit Growth Infrastructure Fund	367,453,100	—	—	367,453,100	7,859	112,820
Ladbrokes PLC	59,622,507	—	—	59,622,507	8,737	112,642
Sunway Real Estate Investment Trust	162,555,200	—	16,800	162,538,400	3,855	75,605
Marston’s PLC	20,448,705	10,635,203	—	31,083,908	2,188	74,985
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund	145,255,000	—	—	145,255,000	4,419	57,085
Canyon Services Group Inc.[8]	2,140,500	1,900,000	—	4,040,500	1,825	39,041
Cache Logistics Trust	41,000,000	—	—	41,000,000	2,508	37,339
mobilezone holding ag, non-registered shares[2]	2,325,000	—	—	2,325,000	—	24,769
Kværner ASA	17,485,000	—	—	17,485,000	2,643	23,123
Ekornes ASA	1,990,851	—	—	1,990,851	1,387	21,252
Orior AG	385,000	—	—	385,000	858	20,808
Darden Restaurants, Inc.[9]	8,429,000	2,016,400	4,509,400	5,936,000	19,741	—
Digital Realty Trust, Inc.[9]	7,658,400	686,600	5,950,000	2,395,000	20,169	—
Go-Ahead Group PLC[9]	2,725,000	—	2,725,000	—	—	—
Matas A/S9	2,438,000	—	1,040,000	1,398,000	1,200	—
Siliconware Precision Industries Co., Ltd.[9]	202,563,300	—	202,563,300	—	—	—
Starwood Waypoint Residential Trust[9]	—	2,487,400	2,487,400	—	—	—
					$328,370	$5,717,130

16	Capital Income Builder

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,338,841,000, which represented 2.42% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	A portion or all of the security purchased on a TBA basis.
[8]	This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2013; it was not publicly disclosed.
[9]	Unaffiliated issuer at 10/31/2014.

Key to abbreviations and symbols

TBA = To be announced

A$ = Australian dollars

CHF = Swiss francs

€ = Euros

GBP = British pounds

HKD = Hong Kong dollars

See Notes to Financial Statements

Capital Income Builder	17

Financial statements

Statement of assets and liabilities
at October 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $78,012,120)	$91,181,445
Affiliated issuers (cost: $5,094,460)	5,717,130	$96,898,575
Cash denominated in currencies other than U.S. dollars (cost: $667)		668
Cash		6,397
Unrealized appreciation on open forward currency contracts		2,877
Receivables for:
Sales of investments	1,206,126
Sales of fund’s shares	122,964
Dividends and interest	353,506	1,682,596
		98,591,113
Liabilities:
Unrealized depreciation on open forward currency contracts		93
Payables for:
Purchases of investments	1,642,972
Repurchases of fund’s shares	94,134
Investment advisory services	15,624
Services provided by related parties	39,111
Trustees’ deferred compensation	1,417
Other	4,410	1,797,668
Net assets at October 31, 2014		$96,793,352

Net assets consist of:
Capital paid in on shares of beneficial interest		$86,945,948
Undistributed net investment income		395,326
Accumulated net realized loss		(4,338,922)
Net unrealized appreciation		13,791,000
Net assets at October 31, 2014		$96,793,352

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,592,979 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$70,314,028	1,157,190	$60.76
Class B	844,142	13,868	60.87
Class C	7,027,444	115,641	60.77
Class F-1	3,444,854	56,689	60.77
Class F-2	4,495,950	74,019	60.74
Class 529-A	2,229,071	36,696	60.74
Class 529-B	54,593	897	60.83
Class 529-C	727,526	11,984	60.71
Class 529-E	93,890	1,546	60.74
Class 529-F-1	70,056	1,153	60.76
Class R-1	152,133	2,505	60.73
Class R-2	750,916	12,365	60.73
Class R-2E	96	2	60.71
Class R-3	1,048,789	17,265	60.74
Class R-4	582,204	9,583	60.75
Class R-5	380,928	6,267	60.79
Class R-6	4,576,732	75,309	60.77

See Notes to Financial Statements

18	Capital Income Builder

Statement of operations
for the year ended October 31, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $131,540; also includes $328,105 from affiliates)	$4,211,076
Interest (net of non-U.S. taxes of $155; also includes $265 from affiliates)	478,487	$4,689,563
Fees and expenses*:
Investment advisory services	242,445
Distribution services	279,826
Transfer agent services	88,506
Administrative services	18,707
Reports to shareholders	3,276
Registration statement and prospectus	1,395
Trustees’ compensation	593
Auditing and legal	298
Custodian	6,247
State and local taxes	1
Other	3,179	644,473
Net investment income		4,045,090

Net realized gain and unrealized depreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (includes $305,209 net gain from affiliates)	4,294,174
Forward currency contracts	8,279
Currency transactions	(10,969)	4,291,484
Net unrealized (depreciation) appreciation on:
Investments	(704,798)
Forward currency contracts	1,668
Currency translations	(5,170)	(708,300)
Net realized gain and unrealized depreciation on investments, forward currency contracts and currency		3,583,184

Net increase in net assets resulting from operations		$7,628,274

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets

(dollars in thousands)

	Year ended October 31
	2014	2013
Operations:
Net investment income	$4,045,090	$2,699,818
Net realized gain on investments, forward currency contracts and currency transactions	4,291,484	2,159,347
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(708,300)	6,666,174
Net increase in net assets resulting from operations	7,628,274	11,525,339

Dividends paid to shareholders from net investment income	(3,664,888)	(3,245,423)

Net capital share transactions	3,727,538	2,571,391

Total increase in net assets	7,690,924	10,851,307

Net assets:
Beginning of year	89,102,428	78,251,121
End of year (including undistributed and distributions in excess of net investment income: $395,326 and $(172,396), respectively)	$96,793,352	$89,102,428

See Notes to Financial Statements

Capital Income Builder	19

Notes to financial statements

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

On August 29, 2014, the fund made an additional retirement plan share class (Class R-2E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

20	Capital Income Builder

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to

Capital Income Builder	21

a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$11,556,816	$—	$—	$11,556,816
Consumer staples	11,272,690	—	—	11,272,690
Utilities	10,464,677	—	—	10,464,677
Health care	9,800,283	—	—	9,800,283
Telecommunication services	9,181,420	—	—	9,181,420
Energy	6,218,080	—	—	6,218,080
Industrials	4,771,578	—	—	4,771,578
Consumer discretionary	4,381,109	—	—	4,381,109
Information technology	3,871,788	—	—	3,871,788
Materials	2,318,242	20,650	—	2,338,892
Miscellaneous	4,574,103	—	—	4,574,103
Preferred securities	31,026	9,352	—	40,378
Convertible stocks	216,568	3,120	—	219,688
Convertible bonds	—	139,855	—	139,855
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	6,051,758	—	6,051,758
U.S. Treasury bonds & notes	—	5,101,799	—	5,101,799
Mortgage-backed obligations	—	2,652,995	—	2,652,995
Federal agency bonds & notes	—	619,941	—	619,941
Other	—	479,562	—	479,562
Short-term securities	—	3,161,163	—	3,161,163
Total	$78,658,380	$18,240,195	$—	$96,898,575

22	Capital Income Builder

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,877	$—	$2,877
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(93)	—	(93)
Total	$—	$2,784	$—	$2,784

* Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital Income Builder	23

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of October 31, 2014 (dollars in thousands):

	Assets		Liabilities
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$2,877	Unrealized depreciation on open forward currency contracts	$93

	Net realized gain		Net unrealized appreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$8,279	Net unrealized appreciation on forward currency contracts	$1,668

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty are settled net of each party’s payment obligation. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

24	Capital Income Builder

The following table presents the fund’s forward currency contracts by counterparty, including those that are subject to potential offset on the statement of assets and liabilities as of October 31, 2014 (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Citibank	$1,772	$—	$(828)	$—	$944
HSBC Bank	1,105	(93)	(561)	—	451
Total	$2,877	$(93)	$(1,389)	$—	$1,395
Liabilities:
HSBC Bank	$93	$(93)	$—	$—	$—

* Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010, by state tax authorities for tax years before 2009 and by tax authorities outside the U.S. for tax years before 2007.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended October 31, 2014, the fund reclassified $87,000 from undistributed net investment income to capital paid in on shares of beneficial interest and $187,607,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Capital Income Builder	25

As of October 31, 2014, the tax-basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$957,530
Capital loss carryforward expiring 2017*	(4,321,574)
Gross unrealized appreciation on investment securities	15,956,386
Gross unrealized depreciation on investment securities	(2,749,473)
Net unrealized appreciation on investment securities	13,206,913
Cost of investment securities	83,691,662

*	Reflects the utilization of capital loss carryforward of $3,732,487,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended October 31
Share class	2014		2013
Class A	$2,732,692		$2,454,787
Class B	33,303		45,234
Class C	227,155		225,547
Class F-1	164,209		139,064
Class F-2	124,454		87,667
Class 529-A	84,510		75,483
Class 529-B	1,995		2,579
Class 529-C	22,286		20,243
Class 529-E	3,362		3,025
Class 529-F-1	2,781		2,383
Class R-1	4,819		4,749
Class R-2	24,470		24,024
Class R-2E*	—	†
Class R-3	37,732		35,677
Class R-4	21,973		19,401
Class R-5	18,668		20,122
Class R-6	160,479		85,438
Total	$3,664,888		$3,245,423

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $100,000,000 of the fund’s monthly gross income and 2.50% on such income in excess of $100,000,000. For the year ended October 31, 2014, the investment advisory services fee was $242,445,000, which was equivalent to an annualized rate of 0.262% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service

26	Capital Income Builder

fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. During the period October 1, 2013, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Capital Income Builder	27

For the year ended October 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution		Transfer agent		Administrative		529 plan
Share class	services		services		services		services
Class A	$162,728		$65,594		$6,778		Not applicable
Class B	10,226		1,039		Not applicable		Not applicable
Class C	70,297		6,900		3,521		Not applicable
Class F-1	10,098		4,429		2,020		Not applicable
Class F-2	Not applicable		3,093		1,520		Not applicable
Class 529-A	4,797		1,628		1,074		$1,988
Class 529-B	636		58		32		59
Class 529-C	7,005		575		352		652
Class 529-E	454		34		45		84
Class 529-F-1	—		51		33		62
Class R-1	1,493		147		75		Not applicable
Class R-2	5,587		2,541		376		Not applicable
Class R-2E*	—	†	—	†	—	†	Not applicable
Class R-3	5,122		1,650		514		Not applicable
Class R-4	1,383		555		277		Not applicable
Class R-5	Not applicable		204		213		Not applicable
Class R-6	Not applicable		8		1,877		Not applicable
Total class-specific expenses	$279,826		$88,506		$18,707		$2,845

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $593,000 in the fund’s statement of operations includes $435,000 in current fees (either paid in cash or deferred) and a net increase of $158,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of				Net increase
	Sales*		dividends		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$6,451,215	108,910	$2,654,726	45,183	$(7,287,529)	(123,057)	$1,818,412	31,036
Class B	11,941	203	32,789	559	(449,820)	(7,593)	(405,090)	(6,831)
Class C	903,554	15,253	219,053	3,731	(1,551,170)	(26,233)	(428,563)	(7,249)
Class F-1	1,212,556	20,540	159,693	2,724	(2,193,219)	(36,366)	(820,970)	(13,102)
Class F-2	2,583,648	42,874	103,035	1,743	(510,919)	(8,607)	2,175,764	36,010
Class 529-A	243,003	4,108	84,489	1,439	(254,325)	(4,285)	73,167	1,262
Class 529-B	1,401	24	1,994	34	(25,721)	(435)	(22,326)	(377)
Class 529-C	91,136	1,540	22,281	380	(98,111)	(1,655)	15,306	265
Class 529-E	11,252	190	3,362	58	(12,695)	(214)	1,919	34
Class 529-F-1	13,081	221	2,779	47	(11,473)	(193)	4,387	75
Class R-1	22,602	381	4,811	82	(31,490)	(532)	(4,077)	(69)
Class R-2	145,623	2,459	24,423	416	(209,909)	(3,545)	(39,863)	(670)
Class R-2E†	94	2	—	—	—	—	94	2
Class R-3	207,671	3,507	37,631	640	(251,061)	(4,246)	(5,759)	(99)
Class R-4	136,939	2,314	21,965	374	(130,435)	(2,205)	28,469	483
Class R-5	94,621	1,598	18,634	318	(224,545)	(3,764)	(111,290)	(1,848)
Class R-6	1,502,009	25,310	159,880	2,715	(213,931)	(3,572)	1,447,958	24,453

Total net increase (decrease)	$13,632,346	229,434	$3,551,545	60,443	$(13,456,353)	(226,502)	$3,727,538	63,375

28	Capital Income Builder

			Reinvestments of				Net increase
	Sales*		dividends		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2013

Class A	$6,808,549	123,440	$2,378,100	43,452	$(7,729,386)	(140,732)	$1,457,263	26,160
Class B	17,961	326	44,438	814	(605,068)	(10,995)	(542,669)	(9,855)
Class C	856,195	15,485	216,499	3,960	(1,580,405)	(28,680)	(507,711)	(9,235)
Class F-1	1,231,508	22,235	135,290	2,469	(760,137)	(13,796)	606,661	10,908
Class F-2	810,850	14,788	69,733	1,278	(1,012,570)	(18,483)	(131,987)	(2,417)
Class 529-A	248,930	4,532	75,460	1,379	(258,247)	(4,703)	66,143	1,208
Class 529-B	1,795	33	2,578	47	(29,715)	(540)	(25,342)	(460)
Class 529-C	91,787	1,671	20,236	370	(104,546)	(1,906)	7,477	135
Class 529-E	11,292	206	3,024	55	(11,583)	(212)	2,733	49
Class 529-F-1	14,238	259	2,382	44	(13,770)	(251)	2,850	52
Class R-1	23,544	427	4,741	87	(44,227)	(809)	(15,942)	(295)
Class R-2	163,414	2,973	23,998	439	(221,583)	(4,039)	(34,171)	(627)
Class R-3	223,606	4,070	35,588	651	(297,641)	(5,432)	(38,447)	(711)
Class R-4	134,630	2,450	19,396	354	(124,677)	(2,268)	29,349	536
Class R-5	98,998	1,795	20,081	367	(139,969)	(2,561)	(20,890)	(399)
Class R-6	1,755,862	31,837	83,063	1,506	(122,851)	(2,186)	1,716,074	31,157
Total net increase (decrease)	$12,493,159	226,527	$3,134,607	57,272	$(13,056,375)	(237,593)	$2,571,391	46,206

*	Includes exchanges between share classes of the fund.
†	Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $45,591,062,000 and $44,116,595,000, respectively, during the year ended October 31, 2014.

Capital Income Builder	29

Financial highlights

		Income (loss) from investment operations[1]
			Net gains
			(losses) on
	Net asset		securities		Dividends				Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Net asset		Net assets,	expenses to	net income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	average net	to average
	of period	income[2]	unrealized)	operations	income)	of period	return[3]	(in millions)	assets[2]	net assets[2]
Class A:
Year ended 10/31/2014	$58.25	$2.64	$2.28	$4.92	$(2.41)	$60.76	8.64%	$70,314	.62%	4.44%
Year ended 10/31/2013	52.75	1.85	5.88	7.73	(2.23)	58.25	14.99	65,602	.61	3.35
Year ended 10/31/2012	49.34	1.87	3.67	5.54	(2.13)	52.75	11.48	58,027	.63	3.68
Year ended 10/31/2011	50.05	1.87	(.49)	1.38	(2.09)	49.34	2.79	55,237	.61	3.73
Year ended 10/31/2010	46.41	1.77	3.81	5.58	(1.94)	50.05	12.33	58,471	.62	3.74
Class B:
Year ended 10/31/2014	58.33	2.25	2.22	4.47	(1.93)	60.87	7.83	844	1.38	3.79
Year ended 10/31/2013	52.79	1.42	5.90	7.32	(1.78)	58.33	14.12	1,207	1.37	2.59
Year ended 10/31/2012	49.36	1.50	3.66	5.16	(1.73)	52.79	10.64	1,613	1.38	2.94
Year ended 10/31/2011	50.04	1.48	(.48)	1.00	(1.68)	49.36	2.02	2,106	1.38	2.94
Year ended 10/31/2010	46.39	1.41	3.80	5.21	(1.56)	50.04	11.47	3,068	1.39	2.97
Class C:
Year ended 10/31/2014	58.25	2.17	2.27	4.44	(1.92)	60.77	7.78	7,027	1.42	3.66
Year ended 10/31/2013	52.75	1.40	5.88	7.28	(1.78)	58.25	14.06	7,159	1.41	2.55
Year ended 10/31/2012	49.34	1.47	3.66	5.13	(1.72)	52.75	10.60	6,970	1.43	2.89
Year ended 10/31/2011	50.03	1.46	(.48)	.98	(1.67)	49.34	1.98	7,187	1.43	2.91
Year ended 10/31/2010	46.39	1.38	3.80	5.18	(1.54)	50.03	11.41	8,196	1.44	2.92
Class F-1:
Year ended 10/31/2014	58.25	2.69	2.19	4.88	(2.36)	60.77	8.57	3,445	.69	4.53
Year ended 10/31/2013	52.75	1.82	5.88	7.70	(2.20)	58.25	14.93	4,065	.67	3.30
Year ended 10/31/2012	49.35	1.86	3.66	5.52	(2.12)	52.75	11.44	3,106	.66	3.65
Year ended 10/31/2011	50.05	1.85	(.48)	1.37	(2.07)	49.35	2.78	2,731	.65	3.69
Year ended 10/31/2010	46.41	1.76	3.80	5.56	(1.92)	50.05	12.31	3,034	.64	3.72
Class F-2:
Year ended 10/31/2014	58.23	2.59	2.44	5.03	(2.52)	60.74	8.86	4,496	.42	4.37
Year ended 10/31/2013	52.73	1.94	5.89	7.83	(2.33)	58.23	15.21	2,213	.41	3.52
Year ended 10/31/2012	49.32	1.98	3.67	5.65	(2.24)	52.73	11.71	2,132	.41	3.88
Year ended 10/31/2011	50.04	1.98	(.51)	1.47	(2.19)	49.32	3.01	1,492	.41	3.94
Year ended 10/31/2010	46.40	1.88	3.80	5.68	(2.04)	50.04	12.58	1,239	.40	3.97
Class 529-A:
Year ended 10/31/2014	58.23	2.58	2.28	4.86	(2.35)	60.74	8.56	2,229	.72	4.35
Year ended 10/31/2013	52.74	1.80	5.87	7.67	(2.18)	58.23	14.86	2,063	.70	3.26
Year ended 10/31/2012	49.33	1.83	3.67	5.50	(2.09)	52.74	11.39	1,805	.72	3.59
Year ended 10/31/2011	50.04	1.84	(.50)	1.34	(2.05)	49.33	2.72	1,598	.69	3.66
Year ended 10/31/2010	46.40	1.75	3.80	5.55	(1.91)	50.04	12.26	1,476	.68	3.69
Class 529-B:
Year ended 10/31/2014	58.29	2.16	2.23	4.39	(1.85)	60.83	7.69	55	1.50	3.64
Year ended 10/31/2013	52.76	1.36	5.89	7.25	(1.72)	58.29	13.99	74	1.49	2.47
Year ended 10/31/2012	49.34	1.43	3.66	5.09	(1.67)	52.76	10.50	92	1.51	2.82
Year ended 10/31/2011	50.03	1.43	(.49)	.94	(1.63)	49.34	1.90	110	1.49	2.84
Year ended 10/31/2010	46.38	1.36	3.81	5.17	(1.52)	50.03	11.39	142	1.48	2.88

30	Capital Income Builder

		Income (loss) from investment operations[1]
			Net gains
			(losses) on
	Net asset		securities		Dividends					Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Net asset		Net assets,		expenses to	net income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period		average net	to average
	of period	income[2]	unrealized)	operations	income)	of period	return[3]	(in millions)		assets[2]	net assets[2]
Class 529-C:
Year ended 10/31/2014	$58.20	$2.12	$2.28	$4.40	$(1.89)	$60.71	7.71%	$728		1.49%	3.57%
Year ended 10/31/2013	52.71	1.37	5.87	7.24	(1.75)	58.20	13.99	682		1.48	2.48
Year ended 10/31/2012	49.31	1.43	3.66	5.09	(1.69)	52.71	10.52	611		1.50	2.81
Year ended 10/31/2011	50.01	1.44	(.49)	.95	(1.65)	49.31	1.93	558		1.48	2.86
Year ended 10/31/2010	46.38	1.37	3.79	5.16	(1.53)	50.01	11.36	533		1.48	2.90
Class 529-E:
Year ended 10/31/2014	58.23	2.44	2.28	4.72	(2.21)	60.74	8.28	94		.95	4.11
Year ended 10/31/2013	52.73	1.66	5.89	7.55	(2.05)	58.23	14.62	88		.94	3.02
Year ended 10/31/2012	49.33	1.71	3.65	5.36	(1.96)	52.73	11.10	77		.96	3.35
Year ended 10/31/2011	50.04	1.70	(.50)	1.20	(1.91)	49.33	2.44	69		.96	3.39
Year ended 10/31/2010	46.40	1.61	3.80	5.41	(1.77)	50.04	11.94	66		.97	3.40
Class 529-F-1:
Year ended 10/31/2014	58.25	2.72	2.27	4.99	(2.48)	60.76	8.78	70		.49	4.58
Year ended 10/31/2013	52.75	1.92	5.88	7.80	(2.30)	58.25	15.14	63		.48	3.48
Year ended 10/31/2012	49.34	1.94	3.67	5.61	(2.20)	52.75	11.63	54		.50	3.81
Year ended 10/31/2011	50.05	1.94	(.49)	1.45	(2.16)	49.34	2.95	47		.48	3.87
Year ended 10/31/2010	46.41	1.85	3.80	5.65	(2.01)	50.05	12.50	42		.47	3.91
Class R-1:
Year ended 10/31/2014	58.22	2.16	2.27	4.43	(1.92)	60.73	7.79	152		1.42	3.64
Year ended 10/31/2013	52.72	1.41	5.88	7.29	(1.79)	58.22	14.08	150		1.40	2.55
Year ended 10/31/2012	49.31	1.48	3.66	5.14	(1.73)	52.72	10.63	151		1.41	2.90
Year ended 10/31/2011	50.02	1.47	(.50)	.97	(1.68)	49.31	1.96	145		1.41	2.93
Year ended 10/31/2010	46.38	1.40	3.80	5.20	(1.56)	50.02	11.45	154		1.42	2.96
Class R-2:
Year ended 10/31/2014	58.22	2.18	2.27	4.45	(1.94)	60.73	7.79	751		1.41	3.67
Year ended 10/31/2013	52.72	1.43	5.88	7.31	(1.81)	58.22	14.13	759		1.37	2.60
Year ended 10/31/2012	49.32	1.47	3.66	5.13	(1.73)	52.72	10.60	720		1.41	2.90
Year ended 10/31/2011	50.02	1.47	(.49)	.98	(1.68)	49.32	1.98	687		1.42	2.92
Year ended 10/31/2010	46.38	1.38	3.80	5.18	(1.54)	50.02	11.40	702		1.45	2.92
Class R-2E:
Period from 8/29/2014 to 10/31/2014[4,5]	61.50	.16	(.41)	(.25)	(.54)	60.71	(.39)	—	[6]	.15	.28
Class R-3:
Year ended 10/31/2014	58.23	2.42	2.28	4.70	(2.19)	60.74	8.26	1,049		.98	4.08
Year ended 10/31/2013	52.74	1.65	5.87	7.52	(2.03)	58.23	14.57	1,011		.97	3.00
Year ended 10/31/2012	49.33	1.69	3.67	5.36	(1.95)	52.74	11.10	953		.98	3.33
Year ended 10/31/2011	50.04	1.69	(.50)	1.19	(1.90)	49.33	2.42	885		.97	3.37
Year ended 10/31/2010	46.40	1.60	3.80	5.40	(1.76)	50.04	11.92	907		.98	3.38

See page 32 for footnotes.

Capital Income Builder	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
			(losses) on
	Net asset		securities		Dividends				Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Net asset		Net assets,	expenses to	net income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	average net	to average
	of period	income[2]	unrealized)	operations	income)	of period	return[3]	(in millions)	assets[2]	net assets[2]
Class R-4:
Year ended 10/31/2014	$58.24	$2.60	$2.28	$4.88	$(2.37)	$60.75	8.58%	$582	.67%	4.38%
Year ended 10/31/2013	52.74	1.82	5.89	7.71	(2.21)	58.24	14.95	530	.65	3.31
Year ended 10/31/2012	49.33	1.86	3.66	5.52	(2.11)	52.74	11.46	452	.66	3.65
Year ended 10/31/2011	50.04	1.85	(.50)	1.35	(2.06)	49.33	2.74	391	.66	3.68
Year ended 10/31/2010	46.40	1.75	3.80	5.55	(1.91)	50.04	12.27	386	.67	3.70
Class R-5:
Year ended 10/31/2014	58.27	2.88	2.19	5.07	(2.55)	60.79	8.92	381	.38	4.85
Year ended 10/31/2013	52.77	2.00	5.87	7.87	(2.37)	58.27	15.28	473	.35	3.62
Year ended 10/31/2012	49.35	2.01	3.67	5.68	(2.26)	52.77	11.79	449	.36	3.94
Year ended 10/31/2011	50.06	2.00	(.50)	1.50	(2.21)	49.35	3.05	393	.37	3.98
Year ended 10/31/2010	46.42	1.90	3.79	5.69	(2.05)	50.06	12.60	446	.37	4.00
Class R-6:
Year ended 10/31/2014	58.26	2.76	2.33	5.09	(2.58)	60.77	8.95	4,577	.32	4.66
Year ended 10/31/2013	52.76	2.04	5.86	7.90	(2.40)	58.26	15.35	2,963	.30	3.69
Year ended 10/31/2012	49.35	2.02	3.68	5.70	(2.29)	52.76	11.83	1,039	.32	3.96
Year ended 10/31/2011	50.06	2.04	(.51)	1.53	(2.24)	49.35	3.11	668	.32	4.06
Year ended 10/31/2010	46.42	1.93	3.78	5.71	(2.07)	50.06	12.66	502	.32	4.08

	Year ended October 31
	2014	2013	2012	2011	2010
Portfolio turnover rate for all share classes	55%	69%	68%	47%	42%

[1]	Based on average shares outstanding.
[2]	For the year ended October 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.68; the Class A ratio of expenses to average net assets would have been lower by 3 basis points; and the Class A ratio of net income to average net assets would have been lower by 1.15 percentage points. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Class R-2E shares were offered beginning August 29, 2014.
[6]	Amount less than $1 million.

See Notes to Financial Statements

32	Capital Income Builder

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Income Builder

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Capital Income Builder (the “Fund”) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP

Los Angeles, California
December 8, 2014

Capital Income Builder

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-05085 and 1933 Act No. 033-12967)

(a-1)	Articles of Incorporation - Certificate of Trust dated 8/20/2009 – previously filed (see P/E Amendment No. 33 filed 12/30/10); Amended and Restated Agreement and Declaration of Trust dated 12/4/12 – previously filed (see P/E Amendment No. 36 filed 12/31/12); and Certificate of Establishment and Designation of Class R-2E Shares – previously filed (see P/E Amendment No. 40 filed 8/28/14)

(a-2)	Certificate of Establishment and Designation of Class R-5E Shares dated 9/3/15

(b)	By-laws – By-laws dated 8/20/09 – previously filed (see P/E Amendment No. 32 filed 6/30/10)

(c)	Instruments Defining Rights of Security Holders – Form of Share Certificate – previously filed (see P/E Amendment No. 18 filed 3/13/01)

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 7/1/10 – previously filed (see P/E Amendment No. 32 filed 6/30/10)

(e-1)	Underwriting Contracts – Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 40 filed 8/28/14); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 40 filed 8/28/14)

(e-2)	Form of Amended and Restated Principal Underwriting Agreement effective 11/20/15; Form of Selling Group Agreement; and Form of Bank/Trust Company Selling Group Agreement

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan effective 3/21/13 – previously filed (see P/E Amendment No. 38 filed 12/31/13)

(g-1)	Custodian Agreements – Form of Global Custody Agreement effective 12/21/06 – previously filed (see P/E Amendment No. 25 filed 12/29/06)

(g-2)	Form of Amendment to Global Custody Agreement effective 7/1/15

(h-1)	Other Material Contracts - Form of Indemnification Agreement – previously filed (see P/E Amendment No. 32 filed 6/30/10); and Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 32 filed 6/30/10)

(h-2)	Form of Amended and Restated Shareholder Services Agreement dated 11/20/15; and Form of Amended and Restated Administrative Services Agreement dated 11/20/15

(i-1)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 32 filed 6/30/10; and P/E Amendment No. 40 filed 8/28/14)

(i-2)	Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements – None

(l)	Initial Capital Agreements – None

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution for Class A, B, C, F-1, 529-A, 529-B, 529-C, 529-E, 529-F-1, R-1, R-2, R-3 and R-4 shares dated 7/1/10 – previously filed (see P/E Amendment No. 32 filed 6/30/10); and Form of Plan of Distribution for Class R-2E shares dated 8/29/14 – previously filed (see P/E Amendment No. 40 filed 8/28/14)

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan dated 11/20/15

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated October 2015; and Code of Ethics for Registrant

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Developing World Growth and Income Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Group Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Raymond Ahn	Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Senior Vice President and Director of Investment Services	None

LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Jerry R. Berg	Regional Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sandeep S. Bhasin	Vice President	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	Ryan M. Bickle	Vice President, Capital Group Institutional Investment Services Division	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Marek Blaskovic	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jill M. Boudreau	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	William P. Brady	Senior Vice President	None
IRV	Jason E. Brady	Regional Vice President	None
LAO	Mickey L. Brethower	Senior Vice President	None
LAO	Kevin G. Broulette	Assistant Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	E. Chapman Brown, Jr.	Regional Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Gary D. Bryce	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Vice President	None
LAO	Anthony J. Camilleri	Regional Vice President	None
SNO	Susan H. Campbell	Vice President	None
LAO	Damian F. Carroll	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James D. Carter	Vice President	None
LAO	Stephen L. Caruthers	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None

LAO	Craig L. Castner	Regional Vice President	None
LAO	Christopher M. Cefalo	Regional Vice President	None
LAO	Becky C. Chao	Vice President	None
LAO	David D. Charlton	Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Daniel A. Chodosch	Regional Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul A. Cieslik	Senior Vice President	None
LAO	Andrew R. Claeson	Regional Vice President	None
LAO	Sara M. Clegg	Assistant Vice President	None
LAO	Kevin G. Clifford	Director, Chairman, President and Chief Executive Officer; President, Capital Group Institutional Investment Services Division	None
LAO	Ruth M. Collier	Senior Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles H. Cote	Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Vice President	None
LAO	Brian M. Daniels	Vice President	None

LAO	William F. Daugherty	Senior Vice President	None
LAO	Scott T. Davis	Assistant Vice President	None
LAO	Shane L. Davis	Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel Delianedis	Senior Vice President	None
LAO	Mark A. Dence	Vice President	None
LAO	Stephen Deschenes	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joanne H. Dodd	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas L. Donham	Assistant Vice President	None
LAO	John H. Donovan IV	Assistant Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Regional Vice President	None
LAO	Craig Duglin	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Alan J. Dumas	Regional Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None
LAO	Damian Eckstein	Regional Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark A. Ferraro	Regional Vice President	None
LAO	James M. Ferrauilo	Assistant Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Senior Vice President	None
LAO	Kevin H. Folks	Regional Vice President	None
LAO	David R. Ford	Regional Vice President	None
LAO	Vanda S. Freesman	Assistant Vice President	None
LAO	Daniel Frick	Senior Vice President	None
SNO	Arturo V. Garcia, Jr.	Assistant Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian K. Geiger	Regional Vice President	None

LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	William F. Gilmartin	Regional Vice President	None
LAO	Robert E. Greeley, Jr.	Regional Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	E. Renee Grimm	Regional Vice President	None
IRV	Steven Guida	Senior Vice President	None
LAO	Sam S. Gumma	Regional Vice President	None
IRV	DeAnn C. Haley	Assistant Vice President	None
LAO	Philip E. Haning	Regional Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Senior Vice President	None

LAO	Clifford W. “Webb” Heidinger	Regional Vice President	None
LAO	Brock A. Hillman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jennifer M. Hoang	Vice President	None
LAO	David F. Holstein	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Regional Vice President	None
LAO	Frederic J. Huber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Hummelberg	Director, Senior Vice President, Treasurer and Controller	None
LAO	Jeffrey K. Hunkins	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Vice President	None
LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Sarah C. Johnson	Assistant Vice President	None
LAO	Brendan M. Jonland	Regional Vice President	None
LAO	David G. Jordt	Regional Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas J. Joyce	Vice President	None

LAO	Maria Karahalis	Senior Vice President, Capital Group Institutional Investment Services Division
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
LAO	Christopher W. Kilroy	Senior Vice President	None
LAO	Layla S. Kim	Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Senior Vice President	None
LAO	Jeffrey G. Klepacki	Senior Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	James M. Kreider	Vice President	None
SNO	David D. Kuncho	Assistant Vice President	None
LAO	Richard M. Lang	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Senior Vice President	None
LAO	Andrew Le Blanc	Senior Vice President	None
LAO	Richard Lee	Assistant Vice President	None
LAO	Matthew N. Leeper	Regional Vice President	None

LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Sirish S. Mani	Assistant Vice President	None
LAO	Mark A. Marinella	Senior Vice President	None
LAO	Brooke M. Marrujo	Vice President	None
LAO	Stephen B. May	Regional Vice President	None
LAO	Dana C. McCollum	Vice President	None
LAO	Joseph A. McCreesh, III	Vice President	None
LAO	Ross M. McDonald	Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Max J. McQuiston	Regional Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Vice President	None
LAO	James R. Mitchell III	Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Ryan D. Moore	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Steven A. Moreno	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
NYO	Timothy J. Murphy	Vice President	None
LAO	Marc E. Nabi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon C. Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director and Executive Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
IRV	Paula A. Orologas	Assistant Vice President	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Vice President	None

IND	Lance T. Owens	Regional Vice President	None
LAO	Kristina E. Page	Regional Vice President	None
LAO	Rodney Dean Parker II	Vice President	None
LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Timothy C. Patterson	Assistant Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Petzke	Senior Vice President	None
LAO	Adam W. Phillips	Assistant Vice President	None
IND	Mary E. Phillips	Assistant Vice President	None
LAO	Joseph M. Piccolo	Vice President	None
LAO	Keith A. Piken	Vice President	None
LAO	John Pinto	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles R. Porcher	Vice President	None
LAO	Leah K. Porter	Vice President	None
SNO	Richard P. Prior	Senior Vice President	None

LAO	Steven J. Quagrello	Senior Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	James R. Raker	Vice President, Capital Group Institutional Investment Services Division	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Regional Vice President	None
LAO	Thomas W. Rose	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Brad W. Short	Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Melissa A. Sloane	Regional Vice President	None
LAO	Matthew T. Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Regional Vice President	None
LAO	Gretchen L. Taibl	Assistant Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Jordan A. Trevino	Regional Vice President	None

LAO	Shaun C. Tucker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	David E. Unanue	Senior Vice President	None
LAO	Idoya Urrutia	Assistant Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Patrick D. Vance	Regional Vice President	None
SNO	Cindy T. Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Vice President	None
LAO	Spilios Venetsanopoulos	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Robert D. Vigneaux III	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
LAO	Brian M. Walsh	Vice President	None
SNO	Chris L. Wammack	Vice President	None
LAO	Matthew W. Ward	Regional Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Adam B. Whitehead	Regional Vice President	None
LAO	N. Dexter Williams	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Wilson	Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34. Management Services

None

Item 35. Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 29th day of October, 2015.

CAPITAL INCOME BUILDER

By /s/ Donald H. Rolfe

(Donald H. Rolfe, Executive Vice President)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on October 29, 2015, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:

	/s/ Donald H. Rolfe (Donald H. Rolfe)	Executive Vice President

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Neal F. Wellons (Neal F. Wellons)	Treasurer

(3)	Trustees:

	Joseph C. Berenato*	Trustee
	Robert J. Denison*	Trustee
	Mary Anne Dolan*	Trustee
	Joyce E. Gordon*	President and Trustee
	R. Clark Hooper*	Trustee
	Koichi Itoh*	Trustee
	Merit E. Janow*	Chairman of the Board (Independent and Non-Executive)
	Leonade D. Jones*	Trustee
	James B. Lovelace*	Vice Chairman of the Board
	Stefanie Powers*	Trustee
	Christopher E. Stone*	Trustee
	Steadman Upham*	Trustee

*By /s/ Michael W. Stockton (Michael W. Stockton, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Erik A. Vayntrub

(Erik A. Vayntrub, Counsel)

POWER OF ATTORNEY

I, Joseph C. Berenato, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Dori Laskin Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Redondo Beach, CA, this 13th day of July, 2015.

(City, State)

/s/ Joseph C. Berenato

Joseph C. Berenato, Board member

POWER OF ATTORNEY

I, Robert J. Denison, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Dori Laskin Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tucson, AZ, this 9th day of July, 2015.

(City, State)

/s/ Robert J. Denison

Robert J. Denison, Board member

POWER OF ATTORNEY

I, Mary Anne Dolan, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Dori Laskin Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 9th day of July, 2015.

(City, State)

/s/ Mary Anne Dolan

Mary Anne Dolan, Board member

POWER OF ATTORNEY

I, Joyce E. Gordon, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Dori Laskin Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Hailey, ID, this 10th day of July, 2015.

(City, State)

/s/ Joyce E. Gordon

Joyce E. Gordon, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series I – (File No. 33-5270, File No. 811-4653)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Koichi Itoh, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tokyo, Japan, this 13th day of July, 2015.

(City, State)

/s/ Koichi Itoh

Koichi Itoh, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Leonade D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Dori Laskin Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 17th day of July, 2015.

(City, State)

/s/ Leonade D. Jones

Leonade D. Jones, Board member

POWER OF ATTORNEY

I, James B. Lovelace, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Dori Laskin Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 8th day of July, 2015.

(City, State)

/s/ James B. Lovelace

James B. Lovelace, Board member

POWER OF ATTORNEY

I, Stefanie Powers, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Dori Laskin Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 3rd day of September, 2015.

(City, State)

/s/ Stefanie Powers

Stefanie Powers, Board member

POWER OF ATTORNEY

I, Christopher E. Stone, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Dori Laskin Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, this 13th day of July, 2015.

(City, State)

/s/ Christopher E. Stone

Christopher E. Stone, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ Steadman Upham

Steadman Upham, Board member